      As filed with the Securities and Exchange Commission on November __, 1997
                              Registration No. 33-78944

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, DC  20549


                                      FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                            PRE-EFFECTIVE AMENDMENT NO.                      [ ]

                          POST-EFFECTIVE AMENDMENT NO. 7                     [X]

                                        and/or

                                REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 [X]

                                   Amendment No. 9

                                OCC ACCUMULATION TRUST
                  (Exact Name of Registrant as Specified in Charter)

                   ONE WORLD FINANCIAL CENTER, NEW YORK, NY  10281
                       (Address of Principal Executive Offices)

                                    (212) 374-1600
                           (Registrant's Telephone Number)

                                Thomas E. Duggan, Esq.
                                 Oppenheimer Capital
                              One World Financial Center
                                 New York, NY  10281
                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to    [ ]  on November 5, 1998 pursuant to
     paragraph (b)                               paragraph (b)

[ ]  On October 15, 1997 pursuant to        [ ]  pursuant to paragraph (a)(1)
     paragraph (a)(1)

[ ]  75 days after filing pursuant to       [X]  on February 1, 1998 pursuant to
     paragraph (a)(2)                            paragraph (a)(2) of Rule 485

    Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 and has filed its report pursuant to that Rule for the year ended December 31, 1996 on February 19, 1997.


CROSS REFERENCE SHEET

Form N-1A
Item
Part A        Caption                                 Prospectus
------        -------                                 ----------


1.            Cover Page                              Cover Page

2.            Synopsis                                Prospectus Summary

3.            Condensed Financial                     Financial Highlights
              Information

4.            General Description of                  Investment Objectives and Policies;
              Registrant                              Additional Information on Investment
                                                      Objectives and Policies; Additional
                                                      Information

5.            Management of the Fund                  Management of the Fund; Additional
                                                      Information; Investment Techniques

5A.           Management's Discussion of              Not Applicable
              Fund Performance

6.            Capital Stock and Other                 Determination of Net Asset Value; Purchase
              Securities                              of Shares; Dividends, Distributions and
                                                      Taxes; Additional Information

7.            Purchase of Securities                  Purchase of Shares

8.            Redemption or Repurchase                Redemption of Shares

9.            Legal Proceedings                       Not Applicable

Part B        Caption                                 Statement of Additional Information
------        -------                                 -----------------------------------

10.           Cover Page                              Cover Page

11.           Table of Contents                       Table of Contents

12.           General Information and                 Not Applicable
              History

13.           Investment Objectives and               Investment of Assets; Investment
              Policies                                Restrictions


14.           Management of the Fund                  Trustees and Officers

15.           Control Persons and Principal           Trustees and Officers; Control Persons
              Holders of Securities


16.           Investment Advisory and                 Investment Management and Other Services;
              Other Services                          Additional Information

17.           Brokerage Allocation                    Investment Management and Other Services

18.           Capital Stock and Other                 Additional Information
              Securities

19.           Purchase, Redemption and                Determination of Net Asset Value
              Pricing of Securities

20.           Tax Status                              Investment of Assets; Dividends,
                                                      Distributions and Taxes; Additional
                                                      Information

21.           Underwriters                            Additional Information

22.           Calculations of Performance             Portfolio Yield and Total Return Information
              Data

23.           Financial Statements                    Financial Statements

                                OCC ACCUMULATION TRUST
                One World Financial Center,  New York, New York 10281


OCC ACCUMULATION TRUST (formerly known as Quest for Value Accumulation Trust, the "Fund") is a registered open-end diversified management investment company offering several investment alternatives. It permits an investor the flexibility of choosing among different investment objectives, through the following seven Portfolios (the "Portfolios"), each of which is a separate series of shares of beneficial interest of the Fund ("Shares"). The investment objective of each Portfolio is as follows:


EQUITY PORTFOLIO: Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.


MID CAP PORTFOLIO: Long term capital appreciation through investment in a diversified portfolio of equity securities.


SMALL CAP PORTFOLIO: Capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

GLOBAL EQUITY PORTFOLIO: Long term capital appreciation through a global investment strategy primarily involving equity securities.

MANAGED PORTFOLIO: Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment values.

U.S. GOVERNMENT INCOME PORTFOLIO: High current income together with the protection of capital through investment of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

MONEY MARKET PORTFOLIO: Maximum current income consistent with stability of principal and liquidity through investment in a portfolio of high quality money market instruments. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN ITS SHARE PRICE AT $1.00, AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL MAINTAIN A CONSTANT PRICE OF $1.00 PER SHARE.

    The Fund is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans ("Qualified Plans"). Shares of the Fund are currently sold to variable accounts of various life insurance companies for the purpose of funding variable annuity and variable life insurance contracts (the "Contracts"). These variable accounts (the "Variable Accounts") invest in Shares of the Fund in accordance with allocation instructions received from owners (the "Contractowners") of the Contracts. Allocation rights are further described in the accompanying prospectus for the Variable Accounts. The Variable Accounts will redeem Shares to the extent necessary to provide benefits under the Contracts. Certain Portfolios may not be available for investment with respect to certain Contracts offered by certain life insurance companies. Please check with your insurance company for available Portfolios.

    It is possible, although not presently anticipated, that a material conflict could arise between and among the various variable accounts which invest in Shares of the Fund and the Qualified Plans, which may, in the future invest in Shares of the Fund. Such conflict could cause the liquidation of assets of one or more of the Fund Portfolios to raise cash at times not otherwise deemed advantageous by the Fund Manager. See "Management of the Fund," page 20.

    This Prospectus sets forth concisely information about the Fund that a prospective investor ought to know before investing, must be accompanied by a current prospectus for the Variable Accounts and both should be retained for future reference. A Statement of Additional Information dated _ _, 1997 (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to your broker or by contacting the Fund at the address listed in this Prospectus. The Additional Statement (which is incorporated in its entirety by reference in this Prospectus) contains more detailed information about the Fund and its management, including more complete information about certain risk factors.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE VARIABLE ACCOUNTS. THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                    OPCAP ADVISORS
                                  Investment Manager
                              Prospectus dated _ _, 1997

                                  TABLE OF CONTENTS

                                                                         Page

Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .5

Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . .17

    Equity Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . .18


    Mid Cap Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . .18


    Small Cap Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . .19

    Global Equity Portfolio. . . . . . . . . . . . . . . . . . . . . . . .20

    U.S. Government Income Portfolio . . . . . . . . . . . . . . . . . . .20

    Money Market Portfolio . . . . . . . . . . . . . . . . . . . . . . . .20

    Managed Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . .21

Additional Information on Investment Objectives and Policies . . . . . . .21

Investment Techniques. . . . . . . . . . . . . . . . . . . . . . . . . . .25

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . .27

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . .28

Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . . .30

Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .30

Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .31

State Law Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . .31

Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . .31

Calculation of Performance . . . . . . . . . . . . . . . . . . . . . . . .32

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . .34

                                  PROSPECTUS SUMMARY


THE FUND The Fund is a Massachusetts business trust which issues its shares in series as separate classes of shares of beneficial interest. There are currently seven series, each of which is designated as a "Portfolio".
                        Together, the seven Portfolios are designed to enable investors to choose a number of investment alternatives to achieve their financial goals and to shift assets conveniently among Portfolios when and if their investment aims or perception of the marketplace change.

                        The Fund commenced operations on September 16, 1994 when an investment company then called Quest for Value Accumulation Trust, with portfolios corresponding to three of the current seven portfolios of the Fund, was effectively divided into two investment funds, the original investment company, whose name was changed, and the Fund.


INVESTMENT OBJECTIVES
AND RESTRICTIONS        The investment objective of each of the Portfolios is
                        set forth on the cover page of this Prospectus. These objectives are described in more detail under the heading "Investment Objectives and Policies." Although each Portfolio will be actively managed by experienced professionals, there can be no assurance that the objectives will be achieved.

                        The value of the portfolio securities of each Portfolio and therefore the Portfolio's net asset value per share (other than the Money Market Portfolio) are expected to increase or decrease because of varying factors. There are generally two types of risk associated with an investment in one or more of the Portfolios; market (or interest rate) risk and financial (or credit) risk. Market risk for equities is the risk associated with movement of the stock market in general.

                        Market risk for fixed income securities is the risk that interest rates will change, thereby affecting their value. Generally, the value of fixed income securities declines as interest rates rise, and conversely, their value rises as interest rates decline. The second type of risk, financial or credit risk, is associated with the financial condition and profitability of an individual equity or fixed income issuer. The financial risk in owning equities is related to earnings stability and overall financial soundness of individual issuers and of issuers collectively which are part of a particular industry. For fixed income securities, credit risk relates to the financial ability of an issuer to make periodic interest payments and ultimately repay the principal at maturity. (See "Additional Information on Investment Objectives and Policies" for risk aspects of the individual Portfolios).


INVESTMENT MANAGER      OpCap Advisors (the "Manager"), the investment manager
                        of each of the Portfolios, is investment manager and sub-adviser to several other registered investment companies with assets under management of approximately
                        $15.2 billion at October 31, 1997 and is a subsidiary of Oppenheimer Capital, a registered investment adviser, which had assets under management, including those of OpCap Advisors, of approximately $60.2 billion at October 31, 1997.

MANAGEMENT FEE          The Manager receives a monthly fee from each Portfolio
                        at varying annual percentage rates of average daily net assets, as follows: .80 percent on the first $400 million, .75 percent on the next $400 million and .70 percent thereafter of the average daily net assets for the Equity, Mid Cap, Small Cap, Managed and

                        Global Equity Portfolios; .60 percent of average daily net assets for the U.S. Government Income Portfolio; and .40 percent of the average daily net assets for the Money Market Portfolio (see page 20).


PURCHASES AND
REDEMPTION OF SHARES    Currently, shares of the Fund are sold at their net
                        asset value per share, without sales charge, for allocation to the Variable Accounts as the underlying investment for the Contracts. Accordingly, the interest of the Contractowner with respect to the Fund is subject to the terms of the Contract as described in the accompanying Prospectus for the Variable Accounts, which should be reviewed carefully by a person considering the purchase of a Contract. That
                        Prospectus describes the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and the benefits provided under a Contract. The rights of the Variable
                        Accounts as shareholders of the Fund should be distinguished from the rights of a Contractowner which are described in the Contract. As long as shares of the Fund are sold for allocation to the Variable
                        Accounts, the terms "shareholder" or "shareholders" in this Prospectus shall refer to the Variable Accounts.
                        Shares are redeemed at their respective net asset values as next determined after receipt of proper notice of redemption.

The above is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus, the Additional Statement, and the accompanying Prospectus for the Variable Accounts.

                               OCC ACCUMULATION TRUST

                                   EQUITY PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

The financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon appears in the Additional Statement (Part B). This information should be read in conjunction with the financial statements and related notes thereto included in the Additional Statement. Total return information for the Portfolios of the Fund provided in the Financial Highlights does not include charges and deductions which are imposed under the Contracts and described in the Prospectus for the Variable Accounts. Inclusion of these charges and deductions would reduce the total return of the Portfolios of the Fund. Further information about the performance of each Portfolio is available in the Fund's Annual Report. Annual reports can be obtained without charge upon written requests to the insurance companies issuing the Contracts.

                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                           YEAR ENDED             YEAR ENDED           SEPTEMBER 16, 1994 (1)
                                                       DECEMBER 31, 1996       DECEMBER 31, 1995        TO DECEMBER 31, 1994
                                                      -------------------     -------------------     -----------------------
Net asset value, beginning of period                               $25.05                  $18.12                      $18.57
                                                      -------------------     -------------------     -----------------------

Income from investment operations:
Net investment income                                                0.21                    0.31                        0.09
Net realized and unrealized gain (loss)
    on investments                                                   5.52                    6.71                       (0.54)
                                                      -------------------     -------------------     -----------------------
    Total from investment operations                                 5.73                    7.02                       (0.45)
                                                      -------------------     -------------------     -----------------------

Dividends and distributions to shareholders:
Dividends to shareholders from net                                  (0.24)                  (0.09)                          -
investment income
Distributions to shareholders from net                              (0.47)                      -                           -
                                                      -------------------     -------------------     -----------------------
realized capital gains
    Total dividends and distributions                               (0.71)                  (0.09)                          -
                                                      -------------------     -------------------     -----------------------

Net asset value, end of period                                     $30.07                  $25.05                      $18.12
                                                      -------------------     -------------------     -----------------------
                                                      -------------------     -------------------     -----------------------

Total return (2)                                                     23.4%                   38.9%                       (2.4%)
                                                      -------------------     -------------------     -----------------------
                                                      -------------------     -------------------     -----------------------

Net assets, end of period                                     $19,842,998              $9,035,982                  $4,281,256
                                                      -------------------     -------------------     -----------------------

Ratio of net operating expenses to                                   0.93%(4,5)              0.72%                       0.72%(3)
average net assets (6)                                -------------------     -------------------     -----------------------

Ratio of net investment income to                                    1.29%(4)                1.74%                       1.80%(3)
average net assets (6)                                -------------------     -------------------     -----------------------



Portfolio turnover rate                                                36%                     31%                          6%
                                                      -------------------     -------------------     -----------------------
Average commission rate                                             $0.06                      --                          --
                                                      -------------------     -------------------     -----------------------

----------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $14,669,645.

(5) Does not reflect expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally for the year ended December 31, 1996 the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.05% and 1.15%, respectively, for the year ended December 31, 1996, 1.26% and 1.20%, respectively, for the year ended December 31, 1995 and 2.09% and 0.43%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                               OCC ACCUMULATION TRUST

                               GLOBAL EQUITY PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                                                          YEAR ENDED                     MARCH 1, 1995 (1)
                                                                      DECEMBER 31, 1996                 TO DECEMBER 31, 1995
                                                                -------------------------------------------------------------
Net asset value, beginning of period.                                                $11.61                            $10.00
                                                                ---------------------------             ---------------------
Income from investment operations:
Net Investment Income                                                                  0.04                              0.05
Net realized gain (loss) and unrealized appreciation
    (depreciation) on investments and translation of
     other assets and liabilities                                                      1.70                              1.83
denominated in foreign currencies...                            ---------------------------             ---------------------
    Total from investment operations..                                                 1.74                              1.88
                                                                ---------------------------             ---------------------

Dividends and distributions to shareholders:
Dividends to shareholders from net investment                                         (0.05)                            (0.03)
income.
Distributions to shareholders from net realized                                       (0.07)                            (0.24)
capital gains                                                   ---------------------------             ---------------------
    Total dividends and distributions to shareholders                                 (0.12)                            (0.27)
                                                                ---------------------------             ---------------------

Net asset value, end of period                                                       $13.23                            $11.61
                                                                ---------------------------             ---------------------
                                                                ---------------------------             ---------------------

Total return (2).                                                                      15.0%                             18.9%
                                                                ---------------------------             ---------------------
                                                                ---------------------------             ---------------------

Net assets, end of period.                                                      $16,972,488                        $2,891,321
                                                                ---------------------------             ---------------------

Ratio of net operating expenses to average net assets (5)..                            1.42%(3,4)                        1.25%(6)
                                                                ---------------------------             ---------------------

Ratio of net investment income to average net assets                                   0.81%(3)                          1.02%(6)
(5)....                                                         ---------------------------             ---------------------
Portfolio turnover rate..                                                                40%                               67%
                                                                ---------------------------             ---------------------
Average commission rate                                                             $0.0254                                --
                                                                ---------------------------             ---------------------

-----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Average net assets for the year ended December 31, 1996 were $9,072,948.

(4) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(5) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 1.83% and 0.22%, respectively, for the year ended December 31, 1996, and 3.94.% and (1.67)%, annualized, respectively, for the period March 1, 1995 (commencement of operations) to December 31, 1995.

(6) Annualized.

                               OCC ACCUMULATION TRUST

                           U.S. GOVERNMENT INCOME PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                                                YEAR ENDED               JANUARY 3, 1995 (1)
                                                            DECEMBER 31, 1996            TO DECEMBER 31, 1995
                                                      -------------------------------------------------------------
Net asset value, beginning of period                                      $10.62                          $10.00
                                                      --------------------------    ----------------------------

Income from investment operations:
Net investment income                                                       0.55                            0.60
Net realized and unrealized gain (loss)
    on investments                                                         (0.24)                           0.68
                                                      --------------------------    ----------------------------

    Total from investment operations                                        0.31                            1.28
                                                      --------------------------    ----------------------------

Dividends and distributions to shareholders:
Dividends to shareholders from net investment                              (0.55)                          (0.60)
income                                                --------------------------    ----------------------------

Distributions to shareholders from net realized                                -                           (0.06)
capital gains                                         --------------------------    ----------------------------

    Total dividends and distributions to                                   (0.55)                          (0.66)
shareholders                                          --------------------------    ----------------------------

Net asset value, end of period                                            $10.38                          $10.62
                                                      --------------------------    ----------------------------
                                                      --------------------------    ----------------------------

Total return (2)                                                             3.0%                           13.1%
                                                      --------------------------    ----------------------------
                                                      --------------------------    ----------------------------

Net assets, end of period                                             $3,421,998                      $1,442,458
                                                      --------------------------    ----------------------------

Ratio of net operating expenses to average net                              0.96%(4,5)                      0.75%(3)
assets (6)                                            --------------------------    ----------------------------

Ratio of net investment income to average net                               5.27%(4)                        5.75%(3)
assets (6)                                            --------------------------    ----------------------------

Portfolio turnover rate                                                       31%                             65%
                                                      --------------------------    ----------------------------

--------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $2,466,244.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 2.34% and 3.87%, respectively, for the year ended December 31, 1996, and 4.73% and 1.77%, annualized, respectively for the period January 3, 1995 (commencement of operations) to December 31, 1995.

                               OCC ACCUMULATION TRUST

                                  MANAGED PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:




                                                    YEAR ENDED                      YEAR ENDED        SEPTEMBER 16, 1994 (1)
                                                 DECEMBER 31, 1996                DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                               -------------------------   -----------------------------------------------------
Net asset value, beginning of period                            $30.14                      $20.83                    $21.80
                                               -----------------------       ---------------------     ---------------------

Income from investment
operations:
Net investment income.                                            0.43                        0.42                      0.14
Net realized and unrealized gain
(loss)
    on investments                                                6.31                        9.02                     (1.11)
                                               -----------------------       ---------------------     ---------------------
    Total from investment operations                              6.74                        9.44                     (0.97)
                                               -----------------------       ---------------------     ---------------------

Dividends and distributions to shareholders:
Dividends to shareholders from net                               (0.41)                      (0.13)                        -
investment income
Distributions to shareholders from net                           (0.26)                          -                         -
realized capital gains                         -----------------------       ---------------------     ---------------------
    Total dividends and distributions to                         (0.67)                      (0.13)                     0.00
shareholders                                   -----------------------       ---------------------     ---------------------

Net asset value, end of period.                                 $36.21                      $30.14                    $20.83
                                               -----------------------       ---------------------     ---------------------
                                               -----------------------       ---------------------     ---------------------

    Total return (2).                                             22.8%                       45.6%                     (4.4%)
                                               -----------------------       ---------------------     ---------------------
                                               -----------------------       ---------------------     ---------------------

Net assets, end of period.                                $180,728,094                 $99,188,147               $54,943,371
                                               -----------------------       ---------------------     ---------------------

Ratio of net operating expenses to                                0.84%(4,5)                  0.66%                     0.66%(3)
average net assets (6)                         -----------------------       ---------------------     ---------------------

Ratio of net investment income to                                 1.66%(4)                    1.85%                     2.34%(3)
average net assets (6)                         -----------------------       ---------------------     ---------------------

Portfolio turnover rate.                                            27%                         22%                        8%
                                               -----------------------       ---------------------     ---------------------

Average commission rate.                                       $0.0592                           -                         -
                                               -----------------------       ---------------------     ---------------------

----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $130,347,107.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 0.85% and 1.65%, respectively, for the year ended December 31, 1996, 0.74% and 1.77%, respectively, for the year ended December 31, 1995 and 0.96% and 2.04%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                                OCC ACCUMULATION TRUST

                                MONEY MARKET PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:


                                                    YEAR ENDED                    YEAR ENDED            SEPTEMBER 16, 1994 (1)
                                                 DECEMBER 31, 1996             DECEMBER 31, 1995         TO DECEMBER 31, 1994
                                            --------------------------------------------------------------------------------------
Net asset value, beginning of period                           $1.00                        $1.00                        $1.00
                                            ------------------------      -----------------------     ------------------------

Income from investment operations:
Net investment income                                           0.04                         0.05                         0.01
Net realized gain (loss) on investments                        (0.00)                        0.00                            -
                                            ------------------------      -----------------------     ------------------------
    Total from investment operations                            0.04                         0.05                         0.01
                                            ------------------------      -----------------------     ------------------------

Dividends and distributions to shareholders:
Dividends to shareholders from net                             (0.04)                       (0.05)                       (0.01)
investment income
Distributions to shareholders from net                         (0.00)                           -                            -
realized capital gains                      ------------------------      -----------------------     ------------------------
    Total dividends and distributions to                       (0.04)                       (0.05)                      (0.01)
shareholders                                ------------------------      -----------------------     ------------------------

Net asset value, end of period                                 $1.00                        $1.00                        $1.00
                                            ------------------------      -----------------------     ------------------------
                                            ------------------------      -----------------------     ------------------------

Total return (2)                                                 4.5%                         5.1%                        1.2%
                                            ------------------------      -----------------------     ------------------------
                                            ------------------------      -----------------------     ------------------------

Net assets, end of period                                 $5,279,042                   $4,356,084                  $3,519,526
                                            ------------------------      -----------------------     ------------------------

Ratio of net operating expenses to                              1.01%(4,5)                  1.00%                         1.00%(3)
average net assets (6)                      ------------------------      -----------------------     ------------------------

Ratio of net investment income to                               4.43%(4)                    4.94%                         4.13%(3)
average net assets (6).                     ------------------------      -----------------------     ------------------------

----------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $4,097,126.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.30% and 4.13%, respectively, for the year ended December 31, 1996, 1.14% and 4.80%, respectively, for the year ended December 31, 1995 and 2.03% and 3.10%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                                OCC ACCUMULATION TRUST

                                 SMALL CAP PORTFOLIO

                                 FINANCIAL HIGHLIGHTS

                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:


                                                    YEAR ENDED                    YEAR ENDED            SEPTEMBER 16, 1994 (1)
                                                 DECEMBER 31, 1996             DECEMBER 31, 1995         TO DECEMBER 31, 1994
                                            -------------------------------------------------------------------------------------
Net asset value, beginning of period                          $19.91                       $17.38                      $17.49
                                            ------------------------      -----------------------     -----------------------


Income from investment operations:
Net investment income.                                          0.14                         0.26                        0.06
Net realized and unrealized  gain (loss)
    on investments                                              3.45                         2.37                       (0.17)
                                            ------------------------      -----------------------     -----------------------
    Total from investment operations                            3.59                         2.63                       (0.11)
                                            ------------------------      -----------------------     -----------------------

Dividends and distributions to shareholders:
Dividends to shareholders from net                             (0.25)                       (0.05)                        ---
investment income.
Distributions to shareholders from net                         (0.64)                       (0.05)                        ---
    realized capital gains.                 ------------------------      -----------------------     -----------------------
    Total dividends and distributions.                         (0.89)                       (0.10)                        ---
                                            ------------------------      -----------------------     -----------------------

Net asset value, end of period                                $22.61                       $19.91                      $17.38
                                            ------------------------      -----------------------     -----------------------
                                            ------------------------      -----------------------     -----------------------

Total return (2).                                               18.7%                        15.2%                        (.6%)
                                            ------------------------      -----------------------     -----------------------
                                            ------------------------      -----------------------     -----------------------

Net assets, end of period                                $34,256,671                  $16,004,392                  $9,210,443
                                            ------------------------      -----------------------     -----------------------

Ratio of net operating expenses to average                      0.93%(4,5)                   0.74%                       0.74%(3)
net assets (6)                              ------------------------      -----------------------     -----------------------

Ratio of net investment income to average                       1.03%(4)                     1.75%                       1.22%(3)
net assets (6)                              ------------------------      -----------------------     -----------------------

Portfolio turnover rate.                                          50%                          69%                         32%
                                            ------------------------      -----------------------     -----------------------

Average commission rate                                      $0.0493                           --                          --
                                            ------------------------      -----------------------     -----------------------

----------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $22,131,648.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.01% and 0.92%, respectively, for the year ended December 31, 1996, 0.99% and 1.50%, respectively, for the year ended December 31, 1995 and 1.64% and 0.32%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                          INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives and policies of each Portfolio of the Fund are described below. Investment objectives of each Portfolio are fundamental policies which cannot be changed for any Portfolio without a majority vote of the shareholders of that Portfolio; investment policies are not fundamental and may be adjusted by the Manager at any time, usually in response to its perception of developments in the securities markets. The extent to which a Portfolio will be able to achieve its distinct investment objectives depends upon the Manager's ability to evaluate and develop the information it receives into a successful investment program. Although each Portfolio will be managed by experienced professionals, there can be no assurance that any Portfolio will achieve its investment objectives. For Portfolios other than the Money Market Portfolio, the values of the securities held in each Portfolio will fluctuate and the net asset value per share at the time shares are redeemed may be more or less than the net asset value per share at the time of purchase. Investors should also refer to "Investment Techniques" for additional information concerning the investment techniques employed for some or all of the Portfolios.

INVESTMENT OBJECTIVES OF THE FUND PORTFOLIOS


    The Manager's equity investment policy is overseen by George Long, Chairman, Chief Executive Officer and Chief Investment Officer of Oppenheimer Capital, the parent of the Manager. Mr. Long has been with Oppenheimer Capital since 1982. Fixed income investment policy is overseen by Robert J. Bluestone, Managing Director and Director of Fixed Income Management of Oppenheimer Capital. Mr. Bluestone has been with the firm since 1986.


EQUITY PORTFOLIO

    The investment objective of the Equity Portfolio is long term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Manager's intention to invest in securities of companies which in the Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. Investment policies aimed at achieving the Portfolio's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which vary from time to time. Under normal circumstances at least 65 percent of the Portfolio's assets will be invested in equity securities. The Portfolio will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets. Investments of the Equity Portfolio are managed by Eileen Rominger, Managing Director of Oppenheimer Capital. Ms. Rominger has been an analyst and portfolio manager at Oppenheimer Capital since 1981.


MID CAP PORTFOLIO

    The investment objective of the Mid Cap Portfolio is long-term capital appreciation. The portfolio seeks to achieve its objective through investments primarily in equity securities of companies with market capitalizations between $500 million and $5 billion which are believed to be undervalued in the marketplace in relation to factors such as the company's discretionary cash flow generation, earnings or assets. It is the Manager's intention to invest in securities of companies which in the Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, strong shareholder-value oriented management, and/or substantial and growing discretionary cash flow, and a favorable price-to-intrinsic value relationship. Mid-cap companies may, in some cases, enjoy some distinct business advantages by virtue of their size and yet be undervalued in the market, in the following respects: (i) such companies are generally studied by fewer stock analysts than large companies, resulting in periodic valuation discrepancies; (ii) institutional investors, which currently represent a majority of trading volume in shares of publicly-traded companies, often must invest large pools of money and are reluctant to own the resultant disproportionately large percentages of a mid-cap company's securities; (iii) such companies may have available a broader array of opportunities for value creation due to their relatively smaller size. These opportunities could include: regional or product line expansion, consolidating acquisitions of a related business, joint ventures, divestiture of business units, or sale of the entire company; and (iv) such companies may retain qualities that have been lost or diminished at their larger counterparts including focus, a sharp sense of management accountability and speedy response to competitive developments. Mid-cap companies also may enjoy advantages over smaller companies, such as the stability of a longer operating record, the critical mass to exploit international opportunities and a more professional management. Investment policies aimed to achieve the Portfolio's objective are set in a flexible framework of securities selection which primarily includes equity and equity derivative securities, such as common stocks, preferred stock, convertible securities, rights, warrants, options and puts in proportions which vary from time to time. Under normal circumstances at least 65 percent of the Portfolio's assets will be invested in equity securities. The majority of securities purchased by the Portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or traded in domestic or foreign over-the-counter markets. The Portfolio may also purchase securities in initial public offerings, or shortly after such offerings have been completed, when the Manager believes those securities have greater-than-average market appreciation potential. Investments in the Mid Cap Portfolio are managed by Eileen Rominger - Managing Director of Oppenheimer Capital, Alan Gutmann - Senior Vice President of Oppenheimer Capital, and Louis Goldstein - Vice President of Oppenheimer Capital. Ms. Rominger has been an analyst and portfolio manager at Oppenheimer Capital since 1981. Mr. Gutmann joined Oppenheimer Capital in 1991 after working in the merger and acquisition department of Salomon Brothers, Inc. Mr. Goldstein joined Oppenheimer Capital in 1991 and formerly had been an analyst for David J. Greene & Co.

SMALL CAP PORTFOLIO

    The investment objective of the Small Cap Portfolio is to seek capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. Smaller-capitalization companies are often under-priced for the following reasons: (i) institutional investors, which currently represent a majority of the trading volume in the shares of publicly-traded companies, are often less interested in such companies because in order to acquire an equity position that is large enough to be meaningful to an institutional investor, such an investor may be required to buy a large percentage of the company's outstanding equity securities and (ii) such companies may not be regularly researched by stock analysts, thereby resulting in greater discrepancies in valuation. The Portfolio may also purchase securities in initial public offerings, or shortly after such offerings have been completed, when the Manager believes that such securities have greater-than-average market appreciation potential. Under normal circumstances at least 65 percent of the Portfolio's assets will be invested in equity securities. The majority of securities purchased by the Portfolio will be traded on the New York Stock Exchange (the "NYSE"), the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets. The Small Cap Portfolio is managed by Timothy McCormack, Timothy Curro and
Gavin Albert, each of whom is a Vice President of Oppenheimer Capital.   Mr.
McCormack became a portfolio manager of the Portfolio in May 1996. He joined Oppenheimer Capital in 1994. From March 1993 to July 1994 Mr. McCormack was a security analyst at U.S. Trust Company and prior to that he was a securities
analyst with Gabelli and Company.   He has a Masters of Business Administration
degree from the Wharton School. Timothy Curro and Gavin Albert became portfolio managers of the Portfolio on January 1, 1997. Mr. Curro has been a Vice President of Oppenheimer Capital since November 1996. Prior thereto, he was a general partner of Value Holdings, L.P., an investment partnership, from May 1995 to November 1996, a Vice President in the equity research department at UBS Securities Inc. from June 1994 through May 1995 and from January 1991 through February 1993 and was a partner with Omega Advisors, Inc. from March 1993 to March 1994. He has a Masters of Business Administration degree from the University of California, Berkeley. Mr. Albert, Vice President of Oppenheimer Capital since December 1996, joined the firm in September 1994 as a research analyst. Prior thereto he was a management consultant for EDS Energy Management in 1994, attended the Vanderbilt

University Business School from September 1992 to May 1994 (with a Masters of Business Administration degree in finance and management) and was a financial analyst in the Corporate Finance department of Texaco, Inc. from 1990 to 1992.

GLOBAL EQUITY PORTFOLIO

    The investment objective of the Global Equity Portfolio is to seek long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities. The Portfolio may invest anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country. Under normal circumstances, at least 65 percent of the Portfolio's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. Opportunities for capital appreciation may also be presented by debt securities. The Portfolio may invest up to 35 percent of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. It is the present intention of the Portfolio, although not a fundamental policy, not to invest more than 5 percent of its total assets in debt securities rated below investment-grade. Although there is no minimum rating for this category of debt investments of the Portfolio, the Portfolio does not intend to invest in bonds which are in default. Domestic investments of this Portfolio are managed by Richard J. Glasebrook II, Managing Director of Oppenheimer Capital. He joined Oppenheimer Capital in 1991. The Portfolio's investments in foreign securities are managed by Pierre Daviron, President and Chief Investment Officer of Oppenheimer Capital International, a division of Oppenheimer Capital created in 1993. Previously, he was Chairman and Chief Executive Officer at Indosuez Gartmore Asset Management, a division of Banque Indosuez, Paris, France. Prior thereto he was a Managing Director in Mergers and Acquisitions at J.P. Morgan.

U.S. GOVERNMENT INCOME PORTFOLIO

    The investment objective of the U.S. Government Income Portfolio is to seek a high level of current income together with protection of capital by investing exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"). Among the securities the Portfolio may purchase are mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan National Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). The Portfolio normally intends to maintain at least 65 percent of its assets in U.S. Government Securities. The average maturity of the Portfolio's investments will vary based on market conditions. It is estimated that the average dollar weighted maturity of the Portfolio will be between three and ten years. The U.S. Government Income Portfolio is managed by Vikki Hanges, Vice President of Oppenheimer Capital. She joined Oppenheimer Capital in 1982.

MONEY MARKET PORTFOLIO

    The investment objective of the Money Market Portfolio is to seek maximum current income consistent with stability of principal and liquidity. The Portfolio may invest only in money market instruments and corporate obligations denominated in U.S. dollars which have a maturity at the time of investment of one year or less and repurchase and reverse repurchase agreements which extend for no more than seven days. The Portfolio does not presently intend to enter into reverse repurchase agreements. Money market instruments include U.S. government securities, short-term bank obligations such as certificates of deposit, bankers' acceptances and letters of credit and corporate commercial paper. All investments will be of high quality as determined by one or more nationally-recognized statistical rating organizations or, in the case of non-rated securities, of comparable quality in accordance with standards and procedures established by the Board of Trustees. It is expected that all or almost all of the Portfolio's income will come from interest and that little or no income will be the result of capital gains. (See "Additional Information on Investment Objectives and Policies" for a more complete description of the specific securities.)

MANAGED PORTFOLIO

    The investment objective of the Managed Portfolio is to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest are likely to be the same as those in which the Equity Portfolio invests, although securities of the type in which the Small Cap Portfolio invests may, to a lesser extent, be included. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the Portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

    The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. Although there is neither a minimum nor maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above, it is anticipated that most of the time the majority of the Portfolio's assets will be invested in common stocks. The investments of the Managed Portfolio are managed by Richard J. Glasebrook II, Managing Director of Oppenheimer Capital.


    ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES


    For the Equity, the Mid Cap, the Small Cap and the Global Equity Portfolios, at times when the investment climate is viewed as favorable, common stocks will be heavily emphasized. Under normal circumstances, at least 65 percent of each Portfolio's assets will be invested in common stocks or securities convertible into common stocks.


    Under normal conditions, no less than 65 percent of the assets of the U.S. Government Income Portfolio will be invested in the debt securities identified under "U.S. Government Income Portfolio."


    In the event that future economic or financial conditions adversely affect equity securities, or stocks are considered overvalued, each of the Equity, Mid Cap, Small Cap and Global Equity Portfolios may invest a substantial portion of its assets in debt securities, with an emphasis on money market instruments or cash and cash equivalents. The U.S. Government Income Portfolio may increase the proportion of its assets which are invested in money market instruments or cash in the event that the Manager deems such investments advisable to preserve capital.


    Each Portfolio (other than the Money Market Portfolio) will in the normal course have varying amounts of cash assets which have not yet been invested in accordance with its objectives. This cash will be temporarily invested in high quality short term money market securities and cash equivalents.

    Regulations under Section 817(h) of the Internal Revenue Code ("IRC 817(h)") require each Portfolio to diversify its investments. To comply with these regulations each Portfolio is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55 percent of the value of its total assets is represented by any one investment, no more than 70 percent is represented by any two investments, no more than 80 percent is represented by any three investments, and no more than 90 percent is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S.

Government agency and instrumentality is treated as a separate and distinct issuer. As such, any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. These diversification rules limit the amount that any Portfolio, and in particular the U.S. Government Income ^ Portfolio can invest in any single issuer, including direct obligations of the U.S. Treasury, to 55 percent of the Portfolio's total assets at the end of any calendar quarter.

SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO INVESTS

    (1)  Securities issued or guaranteed by the U.S. Government.

    (2) Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of such obligations may be supported by the full faith and credit of the U.S. Treasury while others may be supported only by the credit of the particular Federal agency or instrumentality issuing the obligation.

    (3) Certificates of deposit, bankers' acceptances and letters of credit of prime quality of U.S. banks and savings and loan associations and their foreign branches (Eurodollars), foreign banks, and U.S. branches of foreign banks (Yankees) having total assets in excess of $500 million.

    (4) Certificates of deposit of prime quality fully insured as to principal by the Federal Deposit Insurance Corp.

    (5)  Commercial paper of prime quality.

    (6) Corporate notes, bonds and debentures that have a remaining maturity of 365 calendar days or less if a class of short term debt comparable with the security issued by the same issuer is of prime quality.

    (7) Repurchase agreements involving securities listed above, which are described on page 19 of this Prospectus.


    The Portfolio operates under Rule 2a-7 adopted under the Investment Company Act of 1940 (the "Rule") which, if certain conditions are met, allows the Portfolio to use the amortized cost method of valuing its portfolio securities to determine its net asset value per share. As long as the Portfolio continues to use the Rule, it must abide by certain conditions. Some of those conditions relate to portfolio management: (i) it must maintain a dollar-weighted average portfolio maturity not in excess of 90 days; (ii) it must limit its investments, including repurchase agreements, to those instruments which are denominated in U.S. dollars, and which are of "prime quality" as determined by any major rating service or in the case of any instrument that is not rated, of comparable quality as determined by the Board of Trustees in accordance with procedures adopted pursuant to the Rule; and (iii) it may not purchase any instruments with a remaining maturity of more than thirteen months. For the purposes of this prospectus, prime quality shall mean the security (or the issuer for a comparable security) is rated in one of the two highest rating categories for short-term debt obligations by any two of Moody's Investors Service, Inc. ("Moodys"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff & Phelps") or Thomson's BankWatch, Inc., or by one of such rating agencies if only one rating agency has issued a rating with respect to the security, or, if not rated, judged by the Manager pursuant to criteria adopted by the Fund's Board of Trustees to be of comparable quality. See the Appendix for a description of ratings. In addition, the Rule requires that investments by the Money Market Portfolio which do not satisfy one of the following requirements are limited in the aggregate to 5 percent of the Portfolio's assets in regard to issues and 1 percent of assets (or $1 million if greater) in regard to any one issuer of such issues: (i) issues rated in the highest category (or the issuer is so rated for a comparable security) by at least two of such rating agencies; or (ii) if rated by only one agency, rated in the highest category; or (iii) if unrated determined by the Board of Trustees to be of quality comparable to issues which qualify under (i) or (ii). For further information, see "Determination of Net Asset Value" in the Additional Statement.

MANAGEMENT OF ASSETS

    The Manager intends to manage each Portfolio's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Portfolio's current income available for distribution to its shareholders. While none of the Portfolios is managed with the intent of generating short-term capital gains, each of the Portfolios may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Manager, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities.
Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or mark-down of the price.

    During periods of unusual market conditions when the Manager believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, part or all of the assets of one or more of the Portfolios may be invested in cash or cash equivalents including obligations listed above.


    The "Financial Highlights" table shows the Portfolios' portfolio turnover rates. The portfolio turnover rates of the Portfolios cannot be accurately predicted. Nevertheless, it is anticipated that the Equity, Mid Cap, Managed and Global Equity Portfolios will have an annual turnover rate (excluding turnover of securities having a maturity of one year or less) of 100 percent or less and that the U.S. Government Income Portfolio will have an annual turnover rate of 200 percent or less. It is anticipated that the Small Cap ^ Portfolio
will have an annual turnover rate in excess of 100 percent.   A 100 percent
annual turnover rate would occur, for example, if all the securities in a Portfolio's investment portfolio were replaced once in a period of one year. A portfolio turnover rate in excess of 100 percent can be expected to result in correspondingly higher transaction costs. Because the Money Market Portfolio will consist of securities with a maturity of one year or less, the turnover rate as defined is not meaningful. Because of the short-term nature of its investments, it is anticipated that the number of purchases and sales or maturities of such securities will be substantial.


RISK ASPECTS OF THE INDIVIDUAL PORTFOLIOS

    MONEY MARKET PORTFOLIO. The Money Market Portfolio conforms to requirements which permit it to maintain a constant net asset value of $1.00 per share through use of the amortized cost method of valuation. The Money Market Portfolio may invest in U.S. dollar denominated securities of foreign branches of U.S. banks and U.S. branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks. While there is no risk from exchange rate fluctuations, there may be risk of future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches.

    MANAGED AND U.S. GOVERNMENT INCOME PORTFOLIOS.  An investment in the
Managed Portfolio will entail both market and financial risk, the extent of which depends on the amount of the Portfolio's assets which are committed to equity, longer term debt or money market securities at any particular time. The U.S. Government Income Portfolio is expected to have greater interest rate risk due to the Portfolio's primary investments in mortgage-backed securities. As the Managed Portfolio may and the U.S. Government Income Fund will invest in mortgage-backed securities, such securities, while similar to other fixed-income securities, involve the additional risk of prepayment because mortgage prepayments are passed through to the holder of the mortgage-backed security and must be reinvested. Prepayments of mortgage principal reduce the stream of future payments and generate cash which must be reinvested. When interest rates fall, prepayments tend to rise. As such these Portfolios may have to reinvest that portion of their respective assets invested in such securities more frequently when interest rates are low than when interest rates are high.


    MID CAP PORTFOLIO. The Mid Cap Portfolio is expected to have greater risk exposure and reward potential than a portfolio which invests primarily in larger-capitalization companies. The trading volumes of securities of mid-capitalization companies are normally less than those of larger-capitalization companies. This often translates into greater price swings. The waiting period for the achievement of an investor's objectives might be longer since these securities are not as closely monitored by research analysts. Thus, it takes more time for investors to become aware of fundamental changes or other factors which have motivated the Portfolio's purchase. However, mid-capitalization companies often achieve higher growth rates and may experience higher failure rates than do large-capitalization companies.


    SMALL CAP PORTFOLIO. The Small Cap Portfolio is expected to have greater risk exposure and reward potential than a portfolio which invests primarily in larger-capitalization companies. The trading volumes of securities of smaller-capitalization companies are normally less than those of larger-capitalization companies. This often translates into greater price swings, both upward and downward. The waiting period for the achievement of an investor's objectives might be longer since these securities are not closely monitored by research analysts and, thus, it takes more time for investors to become aware of fundamental changes or other factors which have motivated the Portfolio's purchase. Smaller-capitalization companies often achieve higher growth rates and experience higher failure rates than do larger-capitalization companies.


    ADDITIONAL RISKS OF FOREIGN SECURITIES:  The Global Equity, Equity,
Mid Cap, Small Cap and Managed Portfolios may purchase foreign securities that are listed on a domestic or foreign securities exchange, traded in domestic or foreign over-the counter markets or represented by American Depository Receipts. There is no limit to the amount of such foreign securities the Portfolios may acquire. It will be the general practice of the Global Equity Portfolio to invest in foreign equity securities. Certain factors and risks are presented by investment in foreign securities which are in addition to the usual risks inherent in domestic securities. Foreign companies are not necessarily subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements comparable to those applicable to U.S. companies. Thus, there may be less available information concerning non-U.S. issuers of securities held by a Portfolio than is available concerning U.S. companies. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation; income earned in the foreign nation being subject to taxation, including withholding taxes on interest and dividends, or other taxes imposed with respect to investments in the foreign nation; limitations on the removal of securities, property or other assets of a fund; difficulties in pursuing legal remedies and obtaining judgments in foreign courts, or political or social instability or diplomatic developments which could affect U.S. investments in those countries. For a description of the risks of possible losses through holding of securities in foreign custodian banks and depositories, see "Investment of Assets" in the Additional Statement.


    Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Non-U.S. stock exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S. and commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. transactions. In addition, there may in certain instances be delays in the settlement of non-U.S. stock exchange transactions. Certain countries restrict foreign investments in their securities markets. These restrictions may limit or preclude investment in certain countries, industries or market sectors, or may increase the cost of investing in securities of particular companies. Purchasing the shares of investment companies which invest in securities of a given country may be the only or the most efficient way to invest in that country. This may require the payment of a premium above the net asset value of such investment companies and the return will be reduced by the operating expenses of those investment companies.

    A decline in the value of the U.S. dollar against the value of any particular currency will cause an increase in the U.S. dollar value of a Portfolio's holdings denominated in such currency. Conversely, a decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Portfolio's holdings of securities denominated in such currency. Some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets which could adversely affect a Portfolio. The Portfolios do not intend to speculate in foreign currency in connection with the purchase or sale of securities on a foreign securities exchange but may enter into foreign currency contracts to hedge their foreign currency exposure. While those transactions may minimize the impact of currency appreciation and depreciation, the Portfolios will bear a cost for entering into the transaction and such transactions do not protect against a decline in the security's value relative to other securities denominated in that currency.

    It is expected that the Global Equity Portfolio will invest in American Depository Receipts ("ADRs"),European Depository Receipts ("EDRs"), or Global Depository Receipts ("GDRs") which are sponsored by persons other than the underlying issuers. ADRs are U.S. dollar-denominated securities designed for use in the U.S. securities markets. They represent and may be converted into the underlying foreign security. EDRs are designed for use in the European securities market. Issuers of the stock of such unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs.


EMERGING MARKET COUNTRIES: Certain developing countries may have relatively unstable governments, economies based on only a few industries that are dependent upon international trade and reduced secondary market liquidity. Foreign investment in certain emerging market countries is restricted or controlled in varying degrees. In the past, securities in these countries have experienced greater price movement, both positive and negative, than securities of companies located in developed countries. Lower-rated high-yielding emerging market securities may be considered to have speculative elements.

    HIGH YIELD SECURITIES: It is the present intention of the Manager with respect to each of the Equity, Mid Cap, Small Cap, Global Equity and Managed Portfolios to invest no more than 5 percent of its net assets in bonds rated below Baa3 by Moody's or BBB- by S&P (commonly known as "junk bonds"). In the event that the Manager intends in the future to invest more than 5 percent of the net assets of any such Portfolio in junk bonds, appropriate disclosures will be made to existing and prospective shareholders. For information about the possible risks of investing in junk bonds see "Investment of Assets" in the Additional Statement.


    OPTIONS AND FUTURES: To the extent permitted by applicable state law, the Global Equity, Mid Cap, Small Cap and Equity Portfolios may engage in futures contracts and options on futures contracts for bona fide hedging or other non-speculative purposes. The Global Equity and Small Cap Portfolios may also engage in options on stock indices. The Mid Cap, Small Cap and Equity Portfolios may write covered call options on individual securities and the Mid Cap Portfolio may write uncovered calls and puts. These Portfolios will not enter into any leveraged futures transactions. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing call options are strategies designed to protect against falling security prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time, option writing strategies tend to be profitable while option buying strategies tend to be unprofitable. For more information about Options and Futures see "Investment Techniques" in this Prospectus and "Investment of Assets" in the Additional Statement.



                                INVESTMENT TECHNIQUES

    The investment techniques or instruments described below are used for the Portfolios' investment programs:

    SHORT-TERM INVESTMENTS. Each Portfolio, other than the Money Market Portfolio, typically invests a part of its assets in various types of U.S. Government securities and high quality, short-term debt securities with remaining maturities of one year or less ("money market instruments"). The Money Market Portfolio invests all of its assets in these types of securities. This type of short-term investment is made to provide liquidity for the purchase of new investments and to effect redemptions of shares. The money market instruments in which each Portfolio may invest include government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements.

    REPURCHASE AGREEMENTS. Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. A Portfolio will enter into repurchase agreements with member banks of the

Federal Reserve System having total assets in excess of $500 million and with dealers registered with the SEC. Under each repurchase agreement the selling institution will be required to maintain as collateral securities whose market value is at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the selling institution, including costs of disposing of securities held as collateral and any loss resulting from delays or restrictions upon the Portfolio's ability to dispose of securities. Pursuant to guidelines established by the Portfolio's Board of Trustees, the Manager considers the creditworthiness of those banks and non-bank dealers with which a Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of securities held as collateral to ensure that such value is maintained at the required level. A Portfolio will not enter into a repurchase agreement with a dealer if the agreement has a maturity beyond seven days. The staff of the SEC has taken the position that repurchase agreements are loans collateralized by the underlying securities.


    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities if such loans are secured continuously by collateral (cash, U.S. Government or agency obligations or letters of credit) maintained on a daily basis in an amount at least equal at all times to the market value of the securities loaned and if the Portfolio does not incur any fees (other than the transaction fees of its custodian bank) in connection with such loans. A Portfolio may call the loan at any time on five days' notice and reacquire the loaned securities. During the loan period, the Portfolio would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also have the right to receive the interest on investment of the cash collateral in short-term debt instruments. A portion of either or both kinds of such interest may be paid to the borrower of such securities. It is not intended that the value of the securities loaned, if any, would exceed 10 percent of the value of the total assets of the Equity, Mid Cap, Small Cap, Managed and Money Market Portfolios and 33 1/3 percent of the value of the total assets of the U.S. Government Income and Global Equity Portfolios. Securities loans must also meet applicable tests under the Internal Revenue Code. A Portfolio could experience various costs or loss if a borrower defaults on its obligation to return the borrowed securities.

    OPTIONS AND FUTURES. To the extent permitted by applicable state law, the Global Equity, Mid Cap, Small Cap and Equity Portfolios may engage in options and futures transactions. The Global Equity Portfolio may purchase and sell financial futures contracts (including bond futures contracts and index futures contracts), forward foreign currency contracts, foreign currency futures contracts, options on futures contracts and stock indices and options on currencies for bona fide hedging or other non-speculative purposes. The Mid Cap, Small Cap and Equity Portfolios may engage in futures contracts or options on futures contracts for bona fide hedging or other non-speculative purposes and to write calls on individual securities. The Mid Cap, Small Cap, Equity and Managed Portfolios may also enter into forward foreign currency contracts to purchase or sell foreign currencies in connection with any transactions in foreign securities. The Small Cap Portfolio may also engage in options on stock indices. When any of such Portfolios anticipate a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when such Portfolio is not fully invested ("anticipatory hedge"). Such a purchase of a futures contract would serve as a temporary substitute for the purchase of individual securities, which then may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. The Portfolios may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of such Portfolio's securities ("defensive hedge"). To the extent that the Portfolios' securities change in value in correlation with the underlying security or index, the sale of futures contracts would substantially reduce the risk to the Portfolios of a market decline and by so doing, provide an alternative to the liquidation of securities positions in the Portfolios with attendant transaction costs. So long as the Commodities Futures Trading Commission rules so require, none of the Portfolios will enter into any financial futures or options contract unless such transactions are for bona fide hedging purposes, or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5 percent of the liquidation value of such Portfolio's assets. When writing put options, the Fund, on behalf of the Portfolio, will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option to secure its obligation to pay for the underlying security. As a result, such Portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. There may not be a complete correlation between the price of options and futures and the market prices of the underlying securities. The Portfolio may lose the ability to profit from an increase in the market value of the underlying security or may lose its premium payment. If due to a lack of a market a Portfolio could not effect a closing purchase transaction with respect to an OTC option, it would have to hold the callable securities until the call lapsed or was exercised.

    MORTGAGE-BACKED SECURITIES. The U.S. Government Income and Managed Portfolios may invest in a type of mortgage-backed security known as modified pass-through certificates. Each certificate evidences an interest in a specific pool of mortgages that have been grouped together for sale and provides investors with payments of interest and principal. The issuer of modified pass-through certificates guarantees the payment of the principal and interest whether or not the issuer has collected such amounts on the underlying mortgage.

    The average life of these securities varies with the maturities of the underlying mortgage instruments (generally up to 30 years) and with the extent of prepayments on the mortgages themselves. Any such prepayments are passed through to the certificate holder, reducing the stream of future payments. Prepayments tend to rise in periods of falling interest rates, decreasing the average life of the certificate and generating cash which must be invested in a lower interest rate environment. This could also limit the appreciation potential of the certificates when compared to similar debt obligations which may not be paid down at will, and could cause losses on certificates purchased at a premium or gains on certificates purchased at a discount. Ginnie Mae certificates represent pools of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veteran's Administration. The guarantee of payments under these certificates is backed by the full faith and credit of the United States. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. The guarantee of payments under these instruments is that of Fannie Mae only. They are not backed by the full faith and credit of the United States but the U.S. Treasury may extend credit to Fannie Mae through discretionary purchases of its securities. The U.S. Government has no obligation to assume the liabilities of Fannie Mae. Freddie Mac is a corporate instrumentality of the United States government whose stock is owned by the Federal Home Loan Banks. Certificates issued by Freddie Mac represent interest in mortgages from its portfolio. Freddie Mac guarantees payments under its certificates but this guarantee is not backed by the full faith and credit of the United States and Freddie Mac does not have authority to borrow from the U.S. Treasury.

    The coupon rate of these instruments is lower than the interest rate on the underlying mortgages by the amount of fees paid to the issuing agencies, usually approximately 1/2 of 1 percent. It is not anticipated that the Portfolios' investments will have any particular maturity. Mortgage-backed securities, due to the scheduled periodic repayment of principal, and the possibility of accelerated repayment of underlying mortgage obligations, fluctuate in value in a different manner than other, non-redeemable debt securities. The U.S. Government Income and Managed Portfolios also may invest in "collateralized mortgage obligations" ("CMO's") which are debt obligations secured by mortgage-backed securities where the investor looks only to the issuer of the security for payment of principal and interest.


    PORTFOLIO TRANSACTIONS. The Manager's primary consideration when executing security transactions with broker-dealers is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Manager may select CIBC Oppenheimer Corp. ("CIBC Oppenheimer"), a former affiliate of the Manager, to execute each Portfolio's transactions. ^Selection of broker-dealers to execute portfolio transactions must be done in a manner consistent with the foregoing primary consideration, the "Rules of Fair Practice" of the National Association of Securities Dealers, Inc. and such other policies as the Board of Trustees may determine. (For a further discussion of portfolio trading, see the Additional Statement, "Investment Management and Other Services.")


                               INVESTMENT RESTRICTIONS

    Each Portfolio is subject to certain investment restrictions which, together with its investment objective, are fundamental policies changeable only by shareholder vote. (The restrictions in 1, 2 and 3 do not apply to U.S. Government securities.) Under some of those restrictions, each Portfolio may not:

    1. Invest more than 5 percent of the value of its total assets in the securities of any one issuer, or purchase more than 10 percent of the voting securities, or more than 10 percent of any class of security, of any issuer (for this purpose all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer are considered as one class).

    2. Concentrate its investments in any particular industry, but if deemed appropriate for attaining its investment objective, a Portfolio may invest up to 25 percent of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes.

    3. Invest more than 5 percent of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation.

    4. Make loans, except through the purchase of U.S. Government securities and corporate debt obligations, repurchase agreements or lending portfolio securities as described above under "Loans of Portfolio Securities".

    5. Borrow money in excess of 10 percent of the value of its total assets. It may borrow only as a temporary measure for extraordinary or emergency purposes and will make no additional investments while such borrowings exceed 5 percent of the total assets. Such prohibition against borrowing does not prohibit escrow or other collateral or margin arrangements in connection with the hedging instruments which a Portfolio is permitted to use by any of its other fundamental policies.

    6. Invest more than 15 percent of its assets in illiquid securities (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. (Money Market Portfolio may not invest more than 10 percent of its assets in illiquid securities.) Other investment restrictions are described in the Additional Statement.

    All percentage limitations apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.


                                MANAGEMENT OF THE FUND

    The Fund's Board of Trustees has overall responsibility for the management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of a Massachusetts business trust. In general, such responsibilities are comparable to those of directors of a Massachusetts business corporation. The Board of Trustees of the Fund has undertaken to monitor the Fund for the existence of any material irreconcilable conflict between the interests of variable annuity Contractowners, variable life insurance Contractowners and Qualified Plans due to the difference of tax treatment and other considerations, and shall report any such conflict to the boards of the respective life insurance companies which use the Fund as an investment vehicle for their respective variable annuity and life insurance contracts and to the Qualified Plans. The Boards of Directors of those life insurance companies and the Manager have agreed to be responsible for reporting any potential or existing conflicts to the Trustees of the Fund. If a material irreconcilable conflict exists that affects those life insurance companies, those life insurance companies have agreed, at their own cost, to remedy such conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts. Qualified Plans which acquire more than 10 percent of the assets of the Fund will be required to report any potential or existing conflicts to the Trustees of the Fund, and if a material irreconcilable conflict exists, to remedy such conflict, up to and including redeeming Shares of the Portfolios held by the Qualified Plans. The Additional Statement contains information about the Trustees and Officers.

    THE ADVISORY AGREEMENT. The Manager is responsible for management of the Fund's business. Pursuant to the investment advisory agreement (the "Advisory Agreement") with the Fund, and subject to the authority of the Board of Trustees, the Manager supervises the investment operations of each Portfolio, furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities and provides certain administrative services for the Fund.

    Under the Advisory Agreement the annual management fee is computed at an annual rate of .80 percent on the first $400 million, .75 percent on the next $400 million and .70 percent thereafter of the average daily net assets for the Equity, Mid Cap, Global Equity, Managed and Small Cap Portfolios, .60 percent of the average daily net assets of the U.S. Government Income Portfolio, ^and .40 percent of the average daily net assets of the Money Market Portfolio. Through at least December 31, 1997, the expenses of the Equity, Small Cap, Managed, Money Market and U.S. Government Income Portfolios and through December 31, 1998, the expenses of the Mid Cap Portfolio will be voluntarily limited by the Manager so that annualized operating fund expenses (net of any expense offsets) do not exceed 1.00 percent of their respective average daily net assets.

    Under the Advisory Agreement, each Portfolio is responsible for bearing organizational expenses, taxes and governmental fees; brokerage commissions, interest and other expenses incurred in acquiring and disposing of portfolio securities; trustees fees, out of pocket travel expenses and other expenses for trustees who are not interested persons; legal, accounting and audit expenses; custodian, dividend disbursing and transfer agent fees; and other expenses not expressly assumed by the Manager under the Advisory Agreement, which is discussed below. The Manager will reimburse the Fund such that the total operating expenses (net of any expense offsets) of each of the Portfolios of the Fund do not exceed 1.25 percent of their respective average daily net assets.

    The Manager is a subsidiary of Oppenheimer Capital, a registered investment adviser with approximately $60.2 billion in assets under management on October 31, 1997. All investment management services performed under the Advisory Agreement are performed by employees of Oppenheimer Capital. On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, and its affiliates acquired control of Oppenheimer Capital and its subsidiary OpCap Advisors, the Manager of the Fund. A new Advisory Agreement (on identical terms as the previous Advisory Agreement) between the Fund and OpCap Advisors became effective November 5, 1997. The new Advisory Agreement was approved by the shareholders of each Portfolio of the Fund at a Special Meeting of Shareholders held on October 14, 1997. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third general partner interest in Oppenheimer Capital and a 1.0% general partner interest in OpCap Advisors. Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P. PIMCO Partners, G.P. ("PIMCO GP") owns approximately 42.83% and 66.37% respectively, of the total outstanding Class A and Class B units of limited partnership interest ("Units") of PIMCO Advisors and is PIMCO Advisors' sole general partner. PIMCO GP is a California general partnership with two general partners. The first of these is Pacific Investment Management Company, which is a California corporation and is wholly-owned by Pacific Financial Asset Management company, a direct subsidiary of Pacific Life Insurance Company ("Pacific Life"). PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company, is the second, and managing general partner of PIMCO GP. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson Jr., William S. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III. PIMCO Advisors is governed by an Operating Board and an Equity Board. Governance matters are allocated generally to the Operating Board and the Operating Board delegates to the Operating Committee the authority to manage day-to-day operations of PIMCO Advisors. The Operating Board is composed of twelve members, including the chief executive officer of the PIMCO Subpartnership as Chairman and six PIMCO Managers designated by the PIMCO Subpartnership. The authority of PIMCO Advisors' Operating Board and Operating Committee to take certain specified actions is subject to the approval of PIMCO Advisors' Equity Board. Equity Board approval is required for certain major transactions (e.g., issuance of additional PIMCO Advisors' Units and appointment of PIMCO Advisors' chief executive officer). In addition, the Equity Board has jurisdiction over matters such as actions which would have material effect upon PIMCO Advisors' business taken as a whole and (after an appeal from an Operating Board decision) matters likely to have a material adverse economic effect on any subpartnership of PIMCO Advisors. The Equity Board is composed of twelve members, including the chief executive officer of PIMCO Advisors, three members designated by a subsidiary of Pacific Life, the chairman of the Operating Board and two members designated by PPLLC. Because of its power to appoint (directly or indirectly) seven of the twelve members of the Operating Board as described above, the PIMCO Subpartnership may be deemed to control PIMCO Advisors.

Because of direct or indirect power to appoint 25% of the members of the Equity Board, (i) Pacific Life and (ii) the PIMCO Managers and/or the PIMCO Subpartnership may each be deemed, under applicable provisions of the Investment Company Act, to control PIMCO Advisors. Pacific Life, the PIMCO Subpartnership and the PIMCO Managers disclaim such control. The Additional Statement contains more information about the Advisory Agreement, including a more complete description of the management fee and expense arrangements, exculpation provisions and portfolio transactions for the Fund.



                           DETERMINATION OF NET ASSET VALUE


    The net asset value per share is calculated separately for each Portfolio. The net asset value of each Portfolio is determined at the close of the regular trading session ("Close") of the NYSE (currently 4:00 p.m. Eastern Time) each day the NYSE is open and on each other day on which there is a sufficient degree of trading in any Portfolio's securities affecting materially the value of such securities (if the Fund receives a request to redeem its shares that day), by dividing the value of the Portfolio's net assets by the number of shares outstanding. The Fund's Board of Trustees has established procedures to value the Portfolios' securities to determine net asset value; in general, except for the Money Market Portfolio, those valuations are based on market value, with special provisions for (i) securities (including restricted securities) not having readily-available market quotations and (ii) short-term debt securities. Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price or, if there has been no sale that day or on the previous day on which the exchange was open (if a week has not elapsed between such days), at the last bid price. Debt and equity securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the most recent bid price. Valuations may be provided by a pricing service or from independent securities dealers. Short-term investments with remaining maturities of less than 60 days are valued at amortized cost so long as the Fund's Board of Trustees determines in good faith that such method reflects fair value. Other securities are valued by methods that the Fund's Board of Trustees believes accurately reflect fair value.


    Generally, trading in foreign securities is substantially completed each day at various times prior to the Close of the NYSE. The values of such securities used in computing the net asset value of a Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the Close of the NYSE. If events materially affecting the value of such securities and exchange rates occur between the time of such determination and/or the Close of the NYSE, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Board. Further details are in the Additional Statement. The Money Market Portfolio uses the amortized cost method of valuation as described in "Additional Information on Investment Objectives and Policies - Securities in which the Money Market Portfolio Invests" in this Prospectus and "Determination of Net Asset Value" in the Additional Statement and generally will have a constant net asset value of $1.00 per share except under extraordinary circumstances.


                                  PURCHASE OF SHARES

    Investments in the Fund may be made only by Variable Accounts and Qualified Plans. Persons desiring to purchase Contracts funded by any Portfolio or Portfolios of the Fund should read this Prospectus in conjunction with the Prospectus of the Variable Accounts.

    Shares of each Portfolio of the Fund are offered to the Variable Accounts and Qualified Plans without sales charge at the respective net asset values of the Portfolios next determined after receipt by the Fund of the purchase payment in the manner set forth above under "Determination of Net Asset Value." Certificates representing shares of the Fund will not be physically issued. OCC Distributors acts without remuneration from the Fund as the exclusive Distributor of the Fund's shares. The principal executive office of the Distributor is located at Two World Financial Center, New York, New York l0080.

                                 REDEMPTION OF SHARES

    Shares of any Portfolio of the Fund can be redeemed by the Variable Accounts and Qualified Plans at any time for cash, at the net asset value next determined after receipt of the redemption request in proper form. The market value of the securities in each of the Portfolios is subject to daily fluctuation and the net asset value of each Portfolio's shares, other than shares of the Money Market Portfolio, are expected to fluctuate accordingly. The redemption value of the Fund's shares may be either more or less than the original cost to the Variable Accounts. Payment for redeemed shares is ordinarily made within seven days after receipt by the Fund's transfer agent of redemption instructions in proper form. The redemption privilege may be suspended and payment postponed during any period when: (l) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the SEC; (2) an emergency, as defined by the SEC exists making trading of portfolio securities or valuation of net assets not reasonably practicable; (3) the SEC has by order permitted such suspension.


                                STATE LAW RESTRICTIONS

    The investments of the Variable Accounts are subject to the provisions of the insurance laws of the States of domicile of the life insurance companies offering the Contracts. The Fund and its Portfolios will voluntarily comply with the statutory investment restrictions applicable to the investments of life insurance company separate accounts, of the States of domicile of the life insurance companies offering the Contracts, even though these state law investment restrictions do not apply to the Fund and its Portfolios. For a description of the state law restrictions applicable to the separate accounts of the life insurance companies offering the Contracts, see the Prospectus for the Variable Accounts.


                          DIVIDENDS, DISTRIBUTIONS AND TAXES

    Each Portfolio intends to distribute substantially all of its net investment income and any net realized capital gains. Dividends from net investment income and any distributions of realized capital gains will be paid in additional shares of the Portfolio paying the dividend or making the distribution and credited to the shareholder's account unless the shareholder elects to receive such dividends or distributions in cash.

    MONEY MARKET PORTFOLIO. Dividends from net income on the Money Market Portfolio will be declared on each day the NYSE is open for business to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and accretion of any discount, less the amortization of market premium and the estimated expenses of the Money Market Portfolio. The amount of dividend may fluctuate from day to day and may be omitted on some days. Daily dividends accrued since the prior dividend payment will be paid monthly. Any net realized long-term capital gains will be declared and paid at least once per calendar year; net short-term gains may be paid more frequently, with the distribution of dividends from net investment income.


    U.S. GOVERNMENT INCOME PORTFOLIO. Dividends from net investment income on the U.S. Government Income Portfolio will be declared on each day the NYSE is open for business to shareholders of record as of the close of business the preceding business day. The Portfolio will pay monthly dividends from net investment income. Distributions of realized net short-term capital gains, if any, and realized long-term capital gains will be declared and paid at least once per calendar year.

    EQUITY, MID CAP, SMALL CAP, GLOBAL EQUITY AND MANAGED PORTFOLIOS.
Dividends from net investment income, if any, on the Small Cap, Mid Cap, Equity, Global Equity and Managed Portfolios will be declared and paid at least annually, and any net realized capital gains, if any, will be declared and paid at least once per calendar year.


    TAXES. Because the Fund intends to distribute all of the net investment income and capital gains of each Portfolio and otherwise qualify each Portfolio as a regulated investment company under Subchapter M of the

Internal Revenue Code, it is not expected that any Portfolio of the Fund will be required to pay any federal income tax on such income and capital gains. Since the Variable Accounts and the Qualified Plans are the sole shareholders of the Fund, no discussion is presented herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to contractowners, see the Prospectus for the Variable Accounts.



                              CALCULATION OF PERFORMANCE

    From time to time the performance of one or more of the Portfolios may be advertised. The performance data contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each Portfolio reflects the results of that Portfolio of the Fund and recurring charges and deductions borne by or imposed on the Portfolio. As the performance for any Portfolio does not include charges and deductions under the Contracts, comparisons with other portfolios used in connection with different variable accounts may not be useful. Set forth below for each Portfolio is the manner in which the data contained in such advertisements will be calculated as well as performance information for the Portfolios as indicated below. This performance information does not include charges and deductions which are imposed under the Contracts and described in the Prospectus for the Variable Accounts.

    MONEY MARKET PORTFOLIO. The performance data for this Portfolio will reflect the "yield" and "effective yield". The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.






                  YIELD FOR 7-DAY PERIOD ENDED DECEMBER 31, 1996 FOR
                   MONEY MARKET PORTFOLIO OF OCC ACCUMULATION TRUST

                                                    YIELD(1)

                                       CURRENT                  EFFECTIVE

         MONEY MARKET PORTFOLIO        4.47 percent             4.57 percent


(1)Reflects waiver of a portion of the advisory fees by the Manager. Had the waiver not been in effect during the period, the yield and effective yield would have been 4.38 percent and 4.48 percent, respectively, for the Money Market Portfolio.

    PORTFOLIOS OTHER THAN THE MONEY MARKET PORTFOLIO. The performance data for these Portfolios will reflect the "total return" and may reflect the "yield.". The "yield" of each of these Portfolios refers to the income generated by an investment in that Portfolio over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Portfolio. The value of each Portfolio is the average daily number of shares outstanding multiplied by the net asset value per share on the last day of the period. "Total Return" for each of these Portfolios refers to the value a Shareholder would receive on the date indicated if a $1,000 investment had been made the indicated number of years ago. It reflects historical investment results less charges and deductions of the Fund.

              YIELD FOR 30-DAY PERIOD ENDED DECEMBER 31, 1996 FOR
              U.S. GOVERNMENT INCOME PORTFOLIO OF OCC ACCUMULATION TRUST

                                                           YIELD(1)

         U.S. GOVERNMENT INCOME PORTFOLIO                  5.16 PERCENT

(1)Reflects waiver of a portion of the advisory fees by the Manager. Had the waiver not been in effect during the period, the yield would have been 4.86 percent for the U.S. Government Income Portfolio.





       AVERAGE ANNUAL TOTAL RETURN OF EQUITY, MID CAP, MANAGED, SMALL CAP, U.S.
                    GOVERNMENT INCOME AND GLOBAL EQUITY PORTFOLIOS
                            OF OCC ACCUMULATION TRUST(1,2)

Portfolio          For the one year         For the five year        For the five year
                      period ended             period ended             period ended
                   December 31, 1996        December 31, 1996        December 31, 1996*
                   -----------------        -----------------        ------------------
Equity                  23.36%                    17.70%                   16.52%
Mid-Cap                  N/A                       N/A                      N/A
Managed                 22.77%                    19.13%                   20.09%
Small Cap               18.72%                    14.46%                   14.67%
U.S. Government Income   3.02%                     N/A                      7.97%
Global Equity           15.02%                     N/A                     18.51%


    *Inception date of the Global Equity Portfolio is March 1, 1995 and the inception date of the U.S. Government Income Portfolio is January 3, 1995. The Equity, Managed and Small Cap Portfolios commenced operations as part of the Fund on September 16, 1994. The Old Trust commenced operations on August 1, 1988.


-----(1)On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. The total net assets for each of the Equity, Small Cap and Managed Portfolios immediately after the transaction were $86,789,755, $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and for each of the Equity, Small Cap and Managed Portfolios, $3,764,598, $8,129,274 and $51,345,102 respectively, with respect to the Fund.

    For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

    (2)Reflects waivers of all or a portion of the advisory fees and reimbursement of other expenses for certain Portfolios by the Manager. Without such waivers and reimbursements, the average annual total return during the periods would have been lower.


    In addition, reference in advertisements may be made to various indices, including, without limitation, the S&P 500 Stock Index, the S&P Mid Cap Index, the Wilshire 750 Mid Cap Index, the Russell Mid Cap Index, the Russell 2000 and the Lehman Brothers Corporate/Government Index, and various rankings by independent evaluators such as Morningstar and Lipper Analytical Services, Inc. in order to provide the reader a basis for comparison.

                                ADDITIONAL INFORMATION

    ORGANIZATION OF THE FUND. The Fund was organized as a Massachusetts business trust on May 12, 1994 and is registered with the SEC as an open-end diversified management investment company. When issued, shares are fully paid and have no preemptive or conversion rights. The shares of beneficial interest of the Fund, $0.01 par value, are divided into seven separate series. The shares of each series are freely-transferable and equal as to earnings, assets and voting privileges with all other shares of that series. There are no conversion, preemptive or other subscription rights. Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.

    The Fund's Board of Trustees, whose responsibilities are comparable to those of directors of a Massachusetts corporation, is empowered to issue additional classes of shares, which classes may either be identical except as to dividends or may have separate assets and liabilities; classes having separate assets and liabilities are referred to as "series". The creation of additional series and offering of their shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions) would not affect the interests of the current shareholders in the existing Portfolios.

    The assets received by the Fund on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Fund's books of account. The Fund's Board of Trustees has agreed to monitor the portfolio transactions and management of each of the Portfolios and to consider and resolve any conflict that may arise.

    VOTING. For matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. For matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. To the extent required by law, the Variable Accounts will vote the shares of the Fund, or any Portfolio of the Fund, held in the Variable Accounts in accordance with instructions from Contractowners, as described under the caption "Voting Rights" in the accompanying Prospectus for the Variable Accounts. Shares for which no instructions are received as well as shares which the Manager or its parent, Oppenheimer Capital, may own, will be voted in the same proportion as shares for which instructions are received. The Fund does not intend to hold annual meetings of shareholders. However, the Board of Trustees will call special meetings of shareholders for action by shareholder vote as may be requested in writing by holders of 10 percent or more of the outstanding shares of a Portfolio or as may be required by applicable laws or the Declaration of Trust pursuant to which the Fund has been organized.

    Under Massachusetts law shareholders could, in certain circumstances, be held personally liable as partners for Fund obligations. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Fund. The Declaration of Trust also provides for indemnification out of the Fund's property for any shareholder held personally liable for any Fund obligation. Thus, the risk of loss to a shareholder from being held personally liable for obligations of the Fund is limited to the unlikely circumstance in which the Fund itself would be unable to meet its obligations.

    CUSTODIAN AND TRANSFER AGENT. The custodian of the assets of the Fund is State Street Bank and Trust Company, P.O. Box 8505, Boston, MA 02266-8505, which also acts as transfer agent and shareholder servicing agent for the Fund.

    CONTRACTOWNERS INQUIRIES. Inquiries concerning the purchase and sale of shares of the Fund, dividends, account statements and management and investment policies of the Fund should be directed to the respective life insurance companies which use the Fund as an investment vehicle for their respective variable annuity and life insurance contracts.

                                       APPENDIX

              DESCRIPTION OF COMMERCIAL PAPER AND CORPORATE BOND RATINGS

COMMERCIAL PAPER RATINGS

    Moody's commercial paper ratings are opinions of the ability of issuers to repay promissory obligations when due. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 - Superior Ability for Repayment; Prime 2 - Strong Ability for Repayment; Prime 3 - Acceptable Ability for Repayment.

    S&P's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating, "A", are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2", and "3" to indicate the relative degree of safety. The designation "A-1" indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The "A+" designation is applied to those issues rated "A-1" which possess overwhelming safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

    Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from "F-1+" which represents exceptionally strong credit quality to "F-4" which represents weak credit quality.

    Duff's short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range for Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.

    Thomson's BankWatch, Inc. assigns only one Issuer Rating to each company, based upon a qualitative and quantitative analysis of the consolidated financials of an issuer and its subsidiaries. The rating incorporates TBW's opinion of the vulnerability of the company to adverse developments which may impact the marketability of its securities, as well as the issuer's ability to repay principal and interest. Ratings range from "TBW-1" for highest quality to "TBW-3" for the lowest, companies with very serious problems.

BOND RATINGS

    A bond rated "Aaa" by Moody's is judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is deemed secure.
While the various protective elements may change, such foreseeable changes are unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group they comprise what are generally known as high grade bonds. Margins of protection on "Aa" bonds may not be as large as on "Aaa" securities or fluctuations of protective elements may be of greater magnitude or there may be other elements present which make the long-term risks appear somewhat larger than "Aaa" securities. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds rated "Baa" are considered medium grade obligations whose interest payments and principal security appear adequate for the present but may lack certain protective elements or may be characteristically unreliable over any great length of time. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category. Bonds rated "Ba" are judged to have speculative elements and bonds rated below "Ba" are speculative to a higher degree.

    Debt rated "AAA" by S&P has the highest rating assigned by it. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a strong capacity to pay interest and repay principal and differs from "AAA" issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated "BB" and below is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position within the category.

    Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong. Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings. Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment. Plus (+) and minus (-) signs are used with a rating symbol (except "AAA") to indicate the relative position within the category.

    Debt rated "AAA", the highest rating by Duff is considered to be of the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated "AA" is regarded as high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated "A" is considered to have average but adequate protection factors. Bonds rated "BBB" are considered to have below average protection factors but still sufficient for prudent investment. Bonds rated "BB" and below are below investment grade and possess fluctuating protection factors and risk. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position within the category.

                         Statement of Additional Information


OCC ACCUMULATION TRUST

One World Financial Center
New York, NY  10281






    This Statement of Additional Information (the "Additional Statement") is not a Prospectus. Investors should understand that this Additional Statement should be read in conjunction with the Prospectus dated _ _, 1997, (the "Prospectus") of OCC Accumulation Trust (the "Fund"). Contractowners can obtain copies of the Fund Prospectus by written request to the life insurance company who issued the Contract at the address delineated in the Variable Account Prospectus or by calling the life insurance company who issued the Contract at the telephone number listed in the Variable Account Prospectus.





    THE DATE OF THIS ADDITIONAL STATEMENT IS _ _, 1997.

                                  TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment of Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . 16

Trustees and Officers. . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

Control Persons. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

Investment Management and Other Services . . . . . . . . . . . . . . . . . . 24

Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . . . . 28

Dividends, Distribution and Taxes. . . . . . . . . . . . . . . . . . . . . . 30

Portfolio Yield and Total Return Information . . . . . . . . . . . . . . . ..30

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . 34

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . .A-1

                                 INVESTMENT OF ASSETS

     The investment objective and policies of each Portfolio of the Fund are described in the Prospectus. A further description of the investments and investment methods applicable to certain Portfolios appears below.

     OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES. Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

     COLLATERALIZED MORTGAGE OBLIGATIONS. In addition to securities issued by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), another type of mortgage-backed security is the "collateralized mortgage obligation", which is secured by groups of individual mortgages but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations. The Money Market Portfolio will not invest more than 5% of its total assets in collateralized mortgage obligations. Investments will only be made in collateralized mortgage obligations which are of high quality, as determined by the Board of Trustees.

     INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus (10% limit on illiquid investments for Money Market Portfolio).

     The commercial paper obligations which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The Portfolios have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, OpCap Advisors (the "Manager") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Portfolios will not invest more than 5% of their total assets in variable rate notes. Variable rate notes are subject to the Portfolios' investment restrictions on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

     INSURED BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Portfolio may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal amount and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus for each Portfolio (10% limit for illiquid investments for Money Market Portfolio) unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

     LOWER RATED BONDS. Each Portfolio except for the Money Market Portfolio may invest up to 5% of its assets in bonds rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff"). These securities are commonly known as "junk bonds." Securities rated less than Baa by Moody's or BBB- by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. It is the Fund's policy not to rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Manager's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, may depress the prices of outstanding junk bonds.


     DOLLAR ROLLS. The U.S. Government Income Portfolio may enter into dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as interest earned on the cash proceeds of the initial sale.

     The Portfolio will establish a segregated account with the Fund's custodian bank in which the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

     Dollar rolls are considered borrowings by the Portfolio. Under the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the Portfolio is required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of all borrowings.


     HEDGING. As stated in the Prospectus, the Global Equity, Mid Cap, Small Cap and Equity Portfolios may engage in options and futures. Information about the options and futures transactions these Portfolios may enter into is set forth below.


     FINANCIAL FUTURES. No price is paid or received upon the purchase of a financial future. Upon entering into a futures transaction, a portfolio will be required to deposit an initial margin payment equal to a specified percentage of the contract value. Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures commission merchant's name; however the futures commission merchant can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent payments, called variation margin, will be made to or from the futures commission merchant on a daily basis. Prior to expiration of the future, if a portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the portfolio, and any loss or gain is realized for tax purposes. Although financial futures by their terms call for the actual delivery or acquisition of the specified security, in most cases the obligation is fulfilled by closing out the position. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded. The Global Equity Portfolio may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on common stocks, such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency" futures) and on such indices of U.S. or foreign equity and fixed-income securities as may exist or come into being, such as the Standard & Poor's ("S&P") 500 Index or the Financial Times Equity Index ("index" futures). At present, no Portfolio intends to enter into financial futures and options on such futures if after any such purchase, the sum of initial margin deposits on futures and premiums paid on futures options would exceed 5% of the Portfolio's total assets. This limitation is not a fundamental policy.


     INFORMATION ON PUTS AND CALLS. The Mid Cap, Small Cap and Equity Portfolios may write calls on individual securities. The Mid Cap and Global Equity Portfolios are authorized to write covered put and call options and purchase put and call options on the securities in which they may invest. When a portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying securities) regardless of market price changes during the call period. If the call is exercised, the portfolio forgoes any possible profit from an increase in market price over the exercise price. A portfolio may, in the case of listed options, purchase calls in "closing purchase transactions" to terminate a call obligation. A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may be realized if the call lapses unexercised, because the portfolio retains the underlying security and the premium received. If, due to a lack of a market, a portfolio could not effect a closing purchase transaction, it would have to hold the callable securities until the call lapsed or was exercised. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC") in connection with listed calls, as to the securities on which the portfolio has written calls, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the portfolio's entering into a closing purchase transaction.


     When a portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period (or on a certain date for OTC options) at a fixed exercise price. A portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the call price plus the transaction costs and the premium paid for the call and the call is exercised. If a call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the portfolio will lose its premium payment and the right to purchase the underlying investment.

     With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If a transacting dealer fails to make delivery on the securities underlying an option it has written, in accordance with the terms of that option as written, a portfolio could lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. In the event that any OTC option transaction is not subject to a forward price at which the portfolio has the absolute right to repurchase the OTC option which it has sold, the value of the OTC option purchased and of the portfolio assets used to "cover" the OTC option will be considered "illiquid securities" and will be subject to the 15% limit on illiquid securities. The "formula" on which the forward price will be based may vary among contracts with different primary dealers, but it will be based on a multiple of the premium received by the portfolio for writing the option plus the amount, if any, of the option's intrinsic value, i.e., current market value of the underlying securities minus the option's strike price.

     A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period (or on a certain date for OTC options). The investment characteristics of writing a put covered by segregated liquid assets equal to the exercise price of the put are similar to those of writing a covered call. The premium received on a put written by a portfolio represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the portfolio (as writer) realizes a gain in the amount of the premium. If the put is exercised, the portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the portfolio may incur a loss upon disposition, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options, to secure its obligation to pay for the underlying security, the Fund, on behalf of a portfolio, will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option. As a result, the portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. As long as the portfolio's obligation as a put writer continues, the portfolio may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the portfolio to purchase the underlying security at the exercise price. A portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon the earlier of the expiration of the put, or the consummation by the portfolio of a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     A portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put to it. Furthermore, effecting such a closing purchase transaction will permit the portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the portfolio. The portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a portfolio purchases a put, it pays a premium and has the right to sell the underlying investment at a fixed exercise price to a seller of a corresponding put on the same investment during the put period if it is a listed option (or on a certain date if it is an OTC option). Buying a put on securities or futures held by it permits a portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. In the event of a decline in the market, the portfolio could exercise, or sell the put option at a profit that would offset some or all of its loss on the portfolio securities. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put will become worthless at its expiration date and the purchasing portfolio will lose the premium paid and the right to sell the underlying securities; the put may, however, be sold prior to expiration (whether or not at a profit). Purchasing a put on futures or securities not held by it permits a portfolio to protect its securities holdings against a decline in the market to the extent that the prices of the future or securities underlying the put move in a similar pattern to the prices of a portfolio's securities.

     An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by a portfolio may cause the portfolio to sell its securities to cover the call, thus increasing its turnover rate in a manner beyond the portfolio's control. The exercise of puts on securities or futures will increase portfolio turnover. Although such exercise is within the portfolio's control, holding a put might cause a portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A portfolio will pay a brokerage commission every time it purchases or sells a put or a call or purchases or sells a related investment in connection with the exercise of a put or a call.


     OPTIONS ON FUTURES. The Global Equity, Mid Cap, Small Cap and Equity Portfolios may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.


     The Portfolios may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against an anticipated increase in securities prices.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options may to some extent be reduced or increased by changes in the value of its securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on securities. For example, a Portfolio may purchase a put option on a futures contract to hedge the Portfolio's holdings against the risk of a decline in securities prices.

     The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     STOCK INDEX FUTURES AND RELATED OPTIONS. Unlike when the Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Instead, the Portfolio will be required to deposit with its broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This is known as initial margin. Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. In addition, because under current futures industry practice daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Portfolio may be required to make additional payments during the term of the contract to its broker. Such payments would be required where during the term of a stock index futures contract purchased by the Portfolio, the price of the underlying stock index declined, thereby making the Portfolio's position less valuable. In all instances involving the purchase of stock index futures contracts by the Portfolio resulting in a net long position, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian, for the benefit of the Portfolio, to collateralize the position and thereby insure that the use of such futures is unleveraged. At any time prior to the expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio's position in the futures contract.

     There are several risks in connection with the use of stock index futures in the Portfolio as a hedging device. One risk arises because of the imperfect correlation between the price of the stock index future and the price of the securities which are the subject of the hedge. This risk of imperfect correlation increases as the composition of the Portfolio's holdings diverges from the securities included in the applicable stock index. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction this advantage will be partially offset by the future. If the price of the futures moves more than the price of the stock the Portfolio will experience a loss or a gain on the future which will not be completely offset by movement in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Portfolio may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index. It is possible that where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the Portfolio's securities may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in the value of its securities. While this should occur, if at all, for a very brief period or to a very small degree, the Manager believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based. It is also possible that if the Portfolio hedges against the possibility of a decline in the market adversely affecting stocks it holds and stock prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its stock which it had hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may also have to sell securities at a time when it may be disadvantageous to do so.

     Where futures are purchased to hedge against a possible increase in the price of stocks before the Portfolio is able to invest its cash (or cash equivalents) in stock (or options) in an orderly fashion, it is possible the market may decline instead. If the Portfolio then concluded to not invest in stock or options at the time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.


     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, the value of stock index futures contracts as a hedging device may be reduced.


     Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, as with stock options, there is no assurance that a liquid secondary market or an exchange or board of trade will exist for any particular contract or at any particular time. In such event it may not be possible to close a futures position and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge a portfolio's securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     In addition, if the Portfolios have insufficient cash they may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it is disadvantageous to do so.

     REGULATORY ASPECTS OF HEDGING INSTRUMENTS. Transactions in options by a portfolio are subject to limitations established (and changed from time to time) by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which a portfolio may write or hold may be affected by options written or held by other investment companies and discretionary accounts of the Manager, including other investment companies having the same or an affiliated investment adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the 1940 Act, when a portfolio sells a future, the Fund, on behalf of the portfolio, will maintain in a segregated account or accounts with its custodian bank, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of such future, less the margin deposit applicable to it.

     The Fund and each Portfolio must operate within certain restrictions as to its positions in futures and options thereon under a rule ("CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund and each Portfolio from registration with the CFTC as a "commodity pool operator" (as defined under the CEA). Under those restrictions, a portfolio may not enter into any financial futures or options contract unless such transactions are for bona fide hedging purposes, or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of its assets. Each Portfolio may use futures and options thereon for bona fide hedging or for other purposes within the meaning and intent of the applicable provisions of the CEA.


     TAX ASPECTS OF HEDGING INSTRUMENTS. Each Portfolio in the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code.
One of the tests for such qualification is that at least 90% of its gross income must be derived from dividends, interest and gains from the sale or other disposition of securities. In connection with the 90% test, amendments to the Internal Revenue Code specify that income from options, futures and other gains derived from investments in securities is qualifying income under the 90% test.


     Regulated futures contracts, options on broad-based stock indices, options on stock index futures, certain other futures contracts and options thereon (collectively, "Section 1256 contracts") held by a portfolio at the end of each taxable year may be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains or losses recognized on Section 1256 contracts sold by a portfolio during the year, and the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. A portfolio may elect to exclude certain transactions from the mark-to-market rule although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed annually to meet income distribution requirements, currently at 98%, to avoid payment of federal excise tax.

     It should also be noted that under certain circumstances, the acquisition of positions in hedging instruments may result in the elimination or suspension of the holding period for tax purposes of other assets held by a portfolio with the result that the relative proportion of short-term capital gains (taxable as ordinary income) could increase.

     POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks with respect to futures and options discussed in the Prospectus and above, there is a risk in selling futures that the prices of futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a portfolio's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Moreover, if the Manager's investment judgment about the general direction of securities prices is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into a Hedging Transaction.

     Also, when a portfolio uses appropriate Hedging Instruments to establish a position in the market as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures or on a particular security, it is possible that the market may decline. If the portfolio then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, it will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the securities purchased.


     INVESTMENT IN FOREIGN SECURITIES. As described in the Prospectus, the Global Equity Portfolio will, and the Equity, Mid Cap, Small Cap and Managed Portfolios may purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American depository receipts listed on a domestic securities exchange or traded in a domestic or foreign over-the-counter market. There is no limit on the amount of such foreign securities that the Portfolios might acquire. These Portfolios will hold foreign currency in connection with the purchase or sale of securities on a foreign securities exchange. To the extent that foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency and foreign securities will be held by the Fund's custodian bank, or by a foreign branch of a U.S. bank, acting as subcustodian, on behalf of the Portfolio. The custodian bank will hold such foreign securities pursuant to such arrangements as are permitted by applicable foreign and domestic law and custom.


     Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations (e.g. currency blockage). The Portfolios may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of foreign stock exchanges, brokers, and listed companies than there is in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could adversely affect investment in securities of issuers located in those countries. Individual foreign economies may differ favorable or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. If it should become necessary, the Portfolios would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security than it would against a United States issuer.

     INVESTMENTS IN EASTERN EUROPE. Investments in Eastern Europe are speculative and involve a high degree of risk of loss. The emergence of Eastern European capital markets is in part a function of the policies of the former Gorbachev administration. With the recent change in power and restructuring of the Soviet Union there is no assurance that such markets will continue to constitute a viable investment opportunity for the Portfolios and there may be a high degree of risk of expropriation without compensation. The governments of a number of Eastern European countries previously expropriated large quantities of private property. The claims of many property owners against those governments were never finally settled. There is no assurance that such expropriation will not occur again. If such expropriation were to recur, the Portfolios could lose all or a substantial portion of their investments in such countries. Further, no accounting standards comparable to those in the U.S. exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the shareholders of the Portfolios. Presently the Global Equity Portfolio is the only Portfolio which intends to invest in these types of securities.

     The governments of certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such countries. These authorities may not be qualified to act as foreign custodians under the 1940 Act and as a result, the Portfolios would not be able to invest in the countries in the absence of exemptive relief from the Securities and Exchange Commission. In addition, the risk of loss through government confiscation may be increased in such countries.


     FOREIGN CURRENCY TRANSACTIONS. The Global Equity, Equity, Mid Cap, Small Cap and Managed Portfolios do not intend to speculate in foreign currency. When a Portfolio agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or entitled to receive a specified amount of foreign currency and will then generally convert dollars to that currency in the case of a purchase or that currency to dollars in the case of a sale. The Global Equity, Mid Cap, Equity, Small Cap and Managed Portfolios intend to conduct their foreign currency exchange transactions on a spot basis (i.e., cash) at the spot rate prevailing in the foreign currency exchange market or through entering into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies. Such Portfolios may enter into forward contracts in order to lock in the U.S. dollar amount they must pay or expect to receive for a security they have agreed to buy or sell or with respect to their positions when the Portfolios believe that a particular currency may change unfavorably compared to the U.S. dollar. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


     The Fund's custodian bank will place cash, U.S. Government securities or debt securities in separate accounts of the Portfolios in an amount equal to the value of the Portfolios' total assets committed to the consummation of any such contract in such account and if the value of the securities placed in the separate accounts decline, additional cash or securities will be placed in the accounts on a daily basis so that the value of the accounts will equal the amount of the Portfolios' commitments with respect to such forward contracts. If, rather than cash, portfolio securities are used to secure such a forward contract, on the settlement of the forward contract for delivery by the Portfolios of a foreign currency, the Portfolios may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating them to purchase, on the same settlement date, the same amount of foreign currency.

     The Global Equity Portfolio may effect currency hedging transactions in foreign currency futures contracts, exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The use of forward futures or options contracts will not eliminate fluctuations in the underlying prices of the securities which the Global Equity Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition, such transactions involve costs and may result in losses.

     Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     Under Internal Revenue Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Internal Revenue Code
Section 988. Also, certain foreign exchange gains or losses derived with respect to fixed-income securities are also subject to Section 988 treatment.
In general, therefore, Internal Revenue Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if Internal Revenue Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary income distributions.


     FOREIGN CUSTODY. Rules adopted under the 1940 Act permit the Portfolios to maintain their securities and cash in the custody of certain eligible banks and securities depositories. The Portfolios' holdings of securities of issuers located outside of the U.S. will be held by the Fund's sub-custodians who will be approved by the trustees or by the trustees' delegate in accordance with such Rules. The trustees or their delegate will determine that the Portfolios' assets will be subject to reasonable care, based on standards applicable to custodians in the relevant market, after considering all factors relevant to the safekeeping of such assets including but not limited to, the custodian's practices, procedures and internal controls; the custodian's general reputation; and whether the Portfolios will have jurisdiction against the custodian. However, no assurances can be given that the trustees' or their delegates' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes (including currency blockage), confiscations or any other loss of assets that would affect assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from those or other similar events.


     CONVERTIBLE SECURITIES. As specified in the Prospectus, certain of the Portfolios may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios' objectives.

     FOREIGN AND DOMESTIC SECURITY SELECTION PROCESS. The allocation of assets between U.S. and foreign markets for the Global Equity Portfolio in particular, as well as all other Portfolios which invest in foreign securities in general, will vary from time to time as deemed appropriate by the Manager. It is a dynamic process based on an on-going analysis of economic and political conditions, the growth potential of the securities markets throughout the world, currency exchange considerations and the availability of attractively priced securities within the respective markets. In all markets, security selection is designed to reduce risk through a value oriented approach in which emphasis is placed on identifying well-managed companies which, in the case of the Global Equity Portfolio, represent exceptional values in terms of such factors as assets, earnings and growth potential.


     INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Portfolio also may purchase shares of investment companies or trusts which invest principally in securities in which the Portfolio is authorized to invest. The return on a Portfolio's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Portfolio's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Portfolio will invest in an investment company only if it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the 1940 Act, the Portfolios cannot invest more than 10% of their assets, respectively, in investment companies or more than 5% of their total assets, respectively, in the securities of any one investment company, nor may they own more than 3% of the outstanding voting securities of any such company, respectively, except that these limits do not apply if a portfolio is acquiring securities of an investment company in the same group of investment companies, the portfolio only invests in securities of other investment companies that are part of the same group, government securities and short-term paper; sales or distribution charges are charged only at one of the acquired or acquiring investment companies and the acquired company has a policy restricting it from investing in securities of other investment companies under these exceptions. To the extent a Portfolio invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.



     PASSIVE FOREIGN INVESTMENT COMPANY INCOME. If a Portfolio invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributions to shareholders. Under the Taxpayer Relief Act of 1997, a mark-to-market regime was established that allows a regulated investment company ("RIC") to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on a Portfolio with respect to investments in PFIC's would be significant.



                               INVESTMENT RESTRICTIONS

     The Fund's significant investment restrictions applicable to the Portfolios are described in the Prospectus. The following investment restrictions have been adopted by the Fund as fundamental policies which cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at the meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For the purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment, unless specifically stated otherwise; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

     ADDITIONAL RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS. Each Portfolio of the Fund may not:

     1. Make loans of money or securities, except (a) by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) by investing in repurchase agreements; or (c) by lending its portfolio securities, not in excess of 33% of the value of a Portfolio's total assets, made in accordance with guidelines adopted by the Fund's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

     2. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding voting securities of such issuer.

     3. Pledge its assets or assign or otherwise encumber them in excess of 10% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus.

     4. Purchase or sell real estate; however, the Portfolios may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, and securities which are secured by real estate or interests therein.

     5. Purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or sell securities short except "against the box." (Collateral arrangements in connection with transactions in options and futures are not deemed to be margin transactions.)

     6. Invest in oil, gas or mineral exploration or developmental programs, except that a Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs.

     7. Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

     8. Invest for the purposes of exercising control or management of another company.

     9. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities.

     RESTRICTIONS APPLICABLE TO THE MONEY MARKET PORTFOLIO ONLY. The Money Market Portfolio may not:

     1. Invest in securities other than those listed in the description of its investment objectives and policies above and in the Prospectus.

     2. Invest in securities maturing more than one year from the date of purchase, except that where securities are held subject to repurchase agreements having a term of one year or less from the date of delivery, the securities subject to the agreement may have maturity dates in excess of one year from date of delivery.


     3. Purchase securities for which there are legal or contractual restrictions on resale (i.e. restricted securities).


     RESTRICTIONS APPLICABLE TO THE EQUITY, MID CAP, MANAGED, GLOBAL EQUITY AND SMALL CAP PORTFOLIOS ONLY. Each of the above Portfolios may not:


     1. Invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.


     2. Invest more than 5% of its total assets in securities which are restricted as to disposition under the federal securities laws or otherwise. This restriction shall not apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Equity, Mid Cap, Managed, Global Equity and/or Small Cap Portfolios; however, each Portfolio will attempt to dispose in an orderly fashion of any securities received under these circumstances to the extent that such securities, together with other unmarketable securities, exceed 15% of that Portfolio's total assets.

                                TRUSTEES AND OFFICERS


     The trustees and officers of the Fund, and their principal occupations during the past five years, are set forth below. Trustees who are "interested persons", as defined in the 1940 Act, are denoted by an asterisk. The address of each is One World Financial Center, New York, New York 10281, except as noted. As of October 31, 1997, the trustees and officers of the Fund as a group owned none of its outstanding shares.


JOSEPH M. LA MOTTA, CHAIRMAN OF THE BOARD OF TRUSTEES AND PRESIDENT*


Chairman Emeritus of Oppenheimer Capital and Chairman of OpCap Advisors, registered investment advisers; Chairman of OCC Distributors; Chairman of the Board and President of OCC Cash Reserves, Inc., an open-end investment company.


PAUL Y. CLINTON, TRUSTEE
39 Blossom Avenue
Osterville, Massachusetts  02655

Principal of Clinton Management Associates, a financial and venture capital consulting firm; formerly Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; Trustee of Capital Cash Management Trust, a money-market fund and Director of Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Bond Fund for Growth, and OCC Cash Reserves, Inc.; Trustee of OCC Accumulation Trust and Oppenheimer Quest for Value Funds, each of which is an open-end investment company.

THOMAS W. COURTNEY, C.F.A., TRUSTEE
P. O. Box 8186
Naples, Florida  33941

Principal of Courtney Associates, Inc., a venture capital business; former General Partner of Trivest Venture Fund, a private venture capital fund; former President of Federated Investment Counseling, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Bond Fund for Growth, OCC Cash Reserves, Inc., and Trustee of Oppenheimer Quest for Value Funds, each of which is an open-end investment company; former President of Boston Company Institutional Investors, Inc.; former Director of The Financial Analysts Federation; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; and Director of several privately owned corporations.

LACY B. HERRMANN, TRUSTEE
380 Madison Avenue, Suite 2300
New York, New York 10017

President and Chairman of the Board of Aquila Management Corporation (since
1984), the sponsoring organization and Administrator and/or Advisor or Sub-Advisor to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust (since
1985), Short Term Asset Reserves (from 1984 to 1993), Pacific Capital Cash Assets Trust (since

1984), Pacific Capital U.S. Treasuries Cash Assets Trust (since 1988), Pacific Capital Tax-Free Cash Assets Trust (since 1988), Prime Cash Fund (from 1982 -
1996), Oxford Cash Management Fund (1982-1988) and Trinity Liquid Assets Trust (1982 - 1985), each of which is a money market fund, Churchill Tax-Free Fund of Kentucky (since 1986), Tax-Free Fund of Colorado (since 1986), Tax-Free Trust of Oregon (since 1985), Tax-Free Trust of Arizona (since 1985), Tax-Free Fund For Utah (since 1992) Narragansett Insured Tax-Free Income Fund (since 1992), and Hawaiian Tax-Free Trust (since 1984), each of which is a tax-free municipal bond fund, and of Aquila Rocky Mountain Equity Fund (since 1994) and Aquila Cascadia Equity Fund (since 1996), each of which is a regional equity fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc. (since 1981), distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust (CCMT), a money market fund (since 1981) and an Officer and Trustee/Director of its predecessors (since 1974); President and Director of STCM Management Company, Inc., sponsor and Subadvisor to CCMT; Director, Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Bond Fund for Growth, OCC Cash Reserves, Inc., Trustee of Oppenheimer Quest for Value Funds, each of which is an open-end investment company; Trustee of Brown University since 1990; actively involved for many years in leadership roles with university, school, and charitable organizations.




GEORGE LOFT, TRUSTEE
51 Herrick Road
Sharon, Connecticut 06069

Private Investor; Director of OCC Cash Reserves, Inc., Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Bond Fund for Growth, Oppenheimer Quest Global Value Fund, Inc., Trustee of Oppenheimer Quest for Value Funds, all of which are open-end investment companies.

GAVIN ALBERT, VICE PRESIDENT AND PORTFOLIO MANAGER

Vice President of Oppenheimer Capital since December 1996 and securities analyst with Oppenheimer Capital since 1994; management consultant with EDS Energy Management in 1994; attended Vanderbilt University Business School from September 1992 to May 1994 (Masters of Business Administration degree in finance and management).

ROBERT J. BLUESTONE, VICE PRESIDENT


Managing Director, Oppenheimer Capital; Vice President, OCC Cash Reserves, Inc., an open-end investment company; Executive Vice President of Municipal Advantage Fund Inc., a closed-end investment company.

TIMOTHY CURRO, VICE PRESIDENT AND PORTFOLIO MANAGER

Vice President of Oppenheimer Capital since November 1996; general partner of Value Holdings, L.P., an investment partnership from May 1995 to November 1996; Vice President in the Equity Research Department of UBS Securities Inc. from June 1994 to May 1995 and from January 1991 through February 1993 and a partner with Omega Advisors, Inc. from March 1993 to March 1994.

PIERRE DAVIRON, VICE PRESIDENT AND PORTFOLIO MANAGER


President and Chief Investment Officer, Oppenheimer Capital International, a division of Oppenheimer Capital and a Managing Director of Oppenheimer Capital; Executive Vice President of The Czech Republic Fund, Inc., a closed-end
investment company.   Previously Chairman and Chief Executive Officer at
Indosuez Gartmore Asset Management, a division of Banque Indosuez, Paris, France. Previously Managing Director in Mergers and Acquisitions at J.P. Morgan.


BERNARD H. GARIL, VICE PRESIDENT


President and Chief Operating Officer of OpCap Advisors and a Managing Director of Oppenheimer Capital; Vice President of OCC Cash Reserves, Inc., an open-end investment company and President of The Czech Republic Fund, Inc. and Municipal Advantage Fund, Inc., closed-end investment copmpanies.


RICHARD GLASEBROOK, VICE PRESIDENT AND PORTFOLIO MANAGER

Managing Director, Oppenheimer Capital; formerly Partner and Portfolio Manager of Delafield Asset Management.

JOHN GIUSIO, VICE PRESIDENT

Vice President, Oppenheimer Capital; Vice President of OCC Cash Reserves, Inc., an open-end investment company; formerly Vice President, Salomon Brothers.


LOUIS GOLDSTEIN, VICE PRESIDENT AND PORTFOLIO MANAGER

Vice President, Oppenheimer Capital; joined Oppenheimer Capital as a security analyst in 1991.

ALAN GUTMANN, VICE PRESIDENT AND PORTFOLIO MANAGER

Senior Vice President and Equity Portfolio Manager, Oppenheimer Capital; joined Oppenheimer Capital in 1991 as a Security Analyst.


BENJAMIN GUTSTEIN, VICE PRESIDENT & PORTFOLIO MANAGER

Assistant Vice President, Oppenheimer Capital since 1996; joined the firm in 1993; prior thereto, associate at Lehman Brothers.

VIKKI HANGES, VICE PRESIDENT & PORTFOLIO MANAGER

Vice President, Oppenheimer Capital; Assistant Vice President, Oppenheimer Capital, 1987-1992.

DEBORAH KABACK, SECRETARY


Senior Vice President and Deputy General Counsel, Oppenheimer Capital; Secretary of OCC Cash Reserves, Inc., an open-end investment company and Secretary of The Czech Republic Fund, Inc. and Municipal Advantage Fund Inc., closed-end investment companies.


TIMOTHY MCCORMACK, VICE PRESIDENT & PORTFOLIO MANAGER

Vice President, Oppenheimer Capital; formerly Security Analyst at U.S. Trust Co.; formerly Security Analyst at Gabelli and Company.

RICHARD L. PETEKA, ASSISTANT TREASURER


Vice President, Oppenheimer Capital; Assistant Treasurer of OCC Cash Reserves, Inc., an open-end investment company and Treasurer of The Czech Republic Fund, Inc. and Municipal Advantage Fund Inc., closed-end investment companies.


EILEEN ROMINGER, VICE PRESIDENT AND PORTFOLIO MANAGER

Managing Director, Oppenheimer Capital.

SHELDON M. SIEGEL, TREASURER

Managing Director and Treasurer, Oppenheimer Capital; Treasurer of OpCap Advisors; Treasurer of OCC Cash Reserves, Inc., an open-end investment company.

     REMUNERATION OF OFFICERS AND TRUSTEES. All officers of the Fund are officers of Oppenheimer Capital and will receive no salary or fee from the Fund. The following table sets forth the aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended December 31, 1996 and the aggregate compensation paid to each of the Trustees by all of the funds in the Advisor's Fund Complex during each such fund's 1996 fiscal year. The Managed Portfolio and the Small Cap Portfolio of the Fund were the only Portfolios of the Fund that paid fees to the Trustees.


Name of Trustee     Aggregate           Pension or     Estimated Annual    Total
of the Fund         Compensation        Retirement     Benefits upon       Compensation
                    from the Fund       Benefits       Retirement          from the Fund
                                        Accrued as                         and the Fund
                                        Part of Fund                       Complex
                                        Expenses
Paul Clinton           $7,050                0                0              $71,294.
Thomas Courtney        $6,600                0                0              $68,594.
Lacy Herrmann          $7,050                0                0              $73,557.
Joseph La Motta             0                0                0                    0
George Loft            $7,050                0                0              $80,657.



     For the purpose of the chart above "Fund Complex" includes the Fund, other funds advised by the Manager and the Oppenheimer Quest Funds for which the Manager serves as subadviser.



                                   CONTROL PERSONS


     As of October 31, 1997, shares of the Portfolios were held by Oppenheimer Capital and the Variable Accounts of the following insurance companies, with the figures beneath each Portfolio representing that company's holdings as a percentage of each Portfolio's total outstanding shares.

                PORTFOLIO SHAREHOLDERS OF RECORD AS OF OCT. 31, 1997(1)




-------------------------------------------------------------------------------------------------------------------
                                                           PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS                 MONEY        U.S. GOVT.   GLOBAL       EQUITY       SMALL         MANAGED      MID CAP
                             MARKET       INCOME       EQUITY                    CAP
-------------------------------------------------------------------------------------------------------------------
The Mutual Life
Insurance Company            62.12%       31.73%       ---          14.07%       5.13%        16.45%       ---
of New York
(New York, NY) & The
MONY Life
Insurance Company
of America
(New York, NY)
-------------------------------------------------------------------------------------------------------------------
Provident Mutual
Life Insurance                ---         ---          ---          84.31%       21.81%       16.78%       ---
Company
(Philadelphia, PA) &
Providentmutual
Life and Annuity
Company of America
(Newark, DE)
-------------------------------------------------------------------------------------------------------------------
Connecticut General
Life Insurance               ---          ---          98.36%       .32%         16.06%       24.47%       ---
Company & CIGNA
Life Insurance
Company
(Hartford, CT)
-------------------------------------------------------------------------------------------------------------------
Providian Life and
Health Insurance             ---          29.04%       ---          ---          15.62%       6.63%        ---
Company
(Frazer, PA)
-------------------------------------------------------------------------------------------------------------------
American Enterprise
Life Insurance               ---          34.15%       ---          ---          ---          1.81%        ---
Company
(Indianapolis, IN)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital
(New York, NY)               37.88%       5.08%        ---          ---          ---          ---          ---
-------------------------------------------------------------------------------------------------------------------
IL Annuity and
Insurance Company
(Indianapolis, IN)           ---          ---          ---          ---          2.25%        2.13%        ---
-------------------------------------------------------------------------------------------------------------------
PRUCO Life
Insurance Company            ---          ---          ---          ---          37.85%       31.22%       ---
of New Jersey  and
PRUCO Life
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                           PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
SHAREHOLDERS                 MONEY        U.S. GOVT.   GLOBAL       EQUITY       SMALL         MANAGED      MID CAP
                             MARKET       INCOME       EQUITY                    CAP
-------------------------------------------------------------------------------------------------------------------
Insurance Company
(Newark, NJ)
ReliaStar Life
Insurance Company            ---          ---          1.64%        1.30%        1.28%        .51%         ---
(Minneapolis, MN)


- Company does not offer shares of the Portfolio of the Fund.


(1)This chart lists all Variable Account shareholders of record of the Portfolios, who, as of October 31, 1997, held five percent or more of the shares of the Portfolios of the Fund and all holdings of shares of the Portfolios by Oppenheimer Capital, the parent of the Manager. To the best knowledge of the Fund, no Contractowner held units equivalent to 5% or more of the shares of any Portfolio of the Fund as of October 31, 1997.


     Shares of the Money Market Portfolio were acquired by Oppenheimer Capital to provide initial capital for the Fund. Shares of the U.S. Government Income Portfolio were acquired by Oppenheimer Capital to provide capital for the Portfolio so that the Manager could commence a meaningful investment program for the Portfolio, pending the acquisition of shares of the Portfolio by Variable Accounts. The shares held by the Variable Accounts generally will be voted in accordance with instructions of Contractowners. Under certain circumstances however, the insurance companies, on behalf of their respective Variable Accounts, may disregard voting instructions received from Contractowners. The shares held by Oppenheimer Capital will be voted in the same proportions as those voted by the insurance companies which are held in their respective Variable Accounts. Any shareholder of record listed in the above chart beneficially owning more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio by virtue of the definitions contained in the 1940 Act. The vote of such shareholder of record could have a more significant effect on matters presented to shareholders for approval than the votes of the Fund's other shareholders.


                       INVESTMENT MANAGEMENT AND OTHER SERVICES

     THE ADVISORY AGREEMENT. The initial Advisory Agreement was first approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in such Agreement (the "Independent Trustees") on May 26, 1994, and by the Manager as then sole shareholder of the Fund on September 12, 1994 (the "Initial Advisory Agreement"). An amendment to the initial Advisory Agreement was approved by the Fund's Board of Trustees, including the Independent Trustees, on January 30, 1996 and by the shareholders of the Equity, Global Equity, Managed and Small Cap Portfolios of the Fund on April 15, 1996 and was effective as of May 1, 1996. Under the Initial Advisory Agreement, the Manager received from the Fund, compensation on a monthly basis, at the annual rate of 0.60% of the average daily net assets of each of the Equity, Small Cap, Managed and U.S. Government Income Portfolios, 0.75% of the average daily net assets of the Global Equity Portfolio, and 0.40% of the average daily net assets of the Money Market Portfolio. Under the amendment to the Initial Advisory Agreement, effective May 1, 1996, the Manager receives from the Fund, compensation on a monthly basis, at an annual rate of 0.80% on the first $400 million, 0.75% on the next $400 million and 0.70% thereafter of the average daily net assets of the Equity, Global Equity, Managed and Small Cap Portfolios, respectively. Compensation for services provided by the Manager to the Money Market and U.S. Government Portfolios remain unchanged. The amendment to the Initial Advisory Agreement also provides that the Manager will limit total operating expenses of the Portfolios of the Fund to 1.25% (net of any expense offsets) of their respective average daily net assets.


     On February 28, 1997, the Board of Trustees including a majority of the Trustees who are not "interested persons" of the Fund, approved a new Advisory Agreement (the "Advisory Agreement"), on identical terms as the initial Advisory Agreement, as amended, to take effect upon the acquisition by PIMCO Advisors L.P. and its affiliates (the "PIMCO Partners") of a controlling interest in Oppenheimer Capital and its subsidiary OpCap Advisors, the Manager of the Fund (the "Transaction"). The Advisory Agreement was approved by the shareholders of each Portfolio of the Fund at a Special Meeting of Shareholders held on October 14, 1997. The Transaction was consummated on November 4, 1997 and the new Advisory Agreement became effective on November 5, 1997.


     Under the Advisory Agreement, the Manager is required to: (i) regularly provide investment advice and recommendations to each Portfolio of the Fund with respect to its investments, investment policies and the purchase and sale of securities; (ii) supervise continuously and determine the securities to be purchased or sold by the Fund and the portion, if any, of the assets of each Portfolio of the Fund to be held uninvested; and (iii) arrange for the purchase of securities and other investments by each Portfolio of the Fund and the sale of securities and other investments held by each Portfolio of the Fund.

     The Advisory Agreement also requires the Manager to provide administrative services for the Fund, including (1) coordination of the functions of accountants, counsel and other parties performing services for the Fund and (2) preparation and filing of reports required by federal securities and "blue sky" laws, shareholder reports and proxy materials.

     Expenses not expressly assumed by the Manager under the Advisory Agreement or by OCC Distributors (the "Distributor") are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund, of which the major categories relate to interest, taxes, fees to non-interested trustees, legal and audit expenses, custodian and transfer agent expenses, stock issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation.

     For the period September 16, 1994 (commencement of operations) to December 31, 1994, the Manager waived its fee of $6,957, $14,599 and $4,105 for the Equity, Small Cap and Money Market Portfolios, respectively. In addition, the Manager reimbursed operating expenses of $9,647, $7,395 and $6,449, respectively, to such Portfolios. For the period September 16, 1994 (commencement of operations) to December 31, 1994, the total management fee accrued or paid on the Managed Portfolio was $92,564; the total management fee waived was $46,152. For the fiscal year ended December 31, 1995, the total advisory fees accrued or paid by the Equity, Managed, Small Cap and Money Market Portfolios were $38,504, $447,678, $72,770 and $16,447, respectively, of which, $34,745, $55,036, $30,075 and $5,702, respectively, was waived by the Manager. For the fiscal year ended December 31, 1995, the Manager waived its fee of $9,022 and $4,873 for the Global Equity and U.S. Government Income Portfolios, respectively. In addition, the Manager reimbursed operating expenses of $23,340, $692 and $27,434, respectively, to such Portfolios. For the fiscal year ended December 31, 1996, the total advisory fees accrued or paid by the Equity, Managed, Small Cap, Money Market, U.S. Government Income and Global Equity Portfolios were $109,057, $972,381,

$165,735, $16,388, $14,797 and $71,811, respectively, of which $18,150, $8,220,
$17,823, $11,550, $14,797 and $37,689, was waived by the Manager. In addition, the Manager reimbursed operating expenses of $19,305 for the U.S. Government Income Portfolio.

     The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Manager is not liable for any act or omission in the course of, or in connection with, the rendition of services thereunder. The Agreement permits the Manager to act as investment advisor for any other person, firm, or corporation.


     PORTFOLIO TRANSACTIONS. Portfolio decisions are based upon recommendations of the Manager and the judgment of the portfolio managers. As most, if not all, purchases made by the U.S. Government Income and Money Market Portfolios will be principal transactions at net prices, those Portfolios pay no brokerage commissions; however prices of debt obligations reflect mark-ups and mark-downs which constitute compensation to the executing dealer. The Portfolios will pay brokerage commissions on transactions in listed options and equity securities. Prices of securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to the Fund and/or other accounts of the Manager; information received in connection with directed orders of other accounts managed by the Manager or its affiliates may or may not be useful to the Fund. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager, to make available additional views for consideration and comparison, and to enable the Manager to obtain market information for the valuation of securities held by the Fund. For the year ended December 31, 1996, the aggregate dollar amount involved in such transactions was $1,378,195, with related commissions of $1,861.

     Sales of shares of the Fund, subject to applicable rules covering the Distributor's activities in this area, will also be considered as a factor in the direction of portfolio transactions to brokers and dealers, but only in conformity with the price, execution and other considerations and practices discussed above. The Fund may execute brokerage transactions through CIBC Oppenheimer Corp, Inc. ("CIBC Oppenheimer"), which prior to the consummation of the acquisition by the PIMCO Partners of a controlling interest in Oppenheimer Capital and OpCap Advisors was an affiliated broker-dealer.


     The following table presents information as to the allocation of brokerage commissions paid to OpCo by the Equity, Global Equity, Managed, and Small Cap Portfolios for the period September 16, 1994 (commencement of operations) to December 31, 1994, for the year ended December 31, 1995 and for the year ended December 31, 1996.


-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                     TOTAL BROKERAGE                                          BROKERAGE COMMISSIONS
                             COMMISSIONS PAID                                        PAID TO CIBC OPPENHEIMER

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        $ AMOUNTS                                  %
-----------------------------------------------------------------------------------------------------------------------------------
                       1994          1995         1996        1994         1995          1996         1994        1995         1996
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY                  1,293      $ 6,942      $14,116        $ 912      $ 3,800       $ 5,743       70.5         55.0        40.7
-----------------------------------------------------------------------------------------------------------------------------------
MANAGED                10,865       65,136      107,123        7,415       26,544        61,183       68.2         41.0        57.1
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP              10,897       35,395       52,990        4,191       12,805        23,565       38.5         36.0        44.5
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY            --         11,614       41,242         --            490         4,563        --           4.0        11.1
-----------------------------------------------------------------------------------------------------------------------------------






-------------------------------------------------------------------------------------------
PORTFOLIO                             TOTAL AMOUNT OF TRANSACTIONS
                                       WHERE BROKERAGE COMMISSIONS PAID TO CIBC OPPENHEIMER
-------------------------------------------------------------------------------------------
                                  $ AMOUNTS                                   %
-------------------------------------------------------------------------------------------
                       1994           1995           1996       1994        1995       1996
-------------------------------------------------------------------------------------------
EQUITY               $ 647,308     $ 2,513,857    $5,747,719    73.20       51.3       50.5
-------------------------------------------------------------------------------------------
MANAGED              5,133,805      19,748,754    50,188,690    66.60       47.1       59.0
-------------------------------------------------------------------------------------------
SMALL CAP            1,305,205       3,948,081     8,870,059    30.14       32.3       45.4
-------------------------------------------------------------------------------------------
GLOBAL EQUITY            --            450,584     4,995,531     --         16.0       33.6
-------------------------------------------------------------------------------------------




(1) The Fund did not effect principal transactions with CIBC OPPENHEIMER while it was an affiliated broker-dealer. When the Fund effects principal transactions with other broker-dealers commissions are imputed.


The Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Manager to cause purchase or sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing each portfolio of the Fund and other client accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Manager or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.



                           DETERMINATION OF NET ASSET VALUE

The net asset value per share of each of the Portfolios of the Fund is determined each day the

New York Stock Exchange (the "NYSE") is open, at the close of the regular trading session of the NYSE that day, by dividing the value of the Fund's net assets by the number of shares outstanding. The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas Day. It may also close on other days.

     PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO. Securities listed on a national securities exchange or designated national market system securities are valued at the last reported sale price on that day, or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time as of which the value is being ascertained. Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. The value of a foreign security is determined in its national currency and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect on the date of valuation.

     The Fund's Board of Trustees has approved the use of nationally recognized bond pricing services for the valuation of each Portfolio's debt securities.
The service selected by the Manager creates and maintains price matrices of U.S. Government and other securities from which individual holdings are valued shortly after the close of business each trading day. Debt securities not covered by the pricing service are valued based upon bid prices obtained from dealers who maintain an active market therein or, if no readily available market quotations are available from dealers, such securities (including restricted securities and OTC options) are valued at fair value under the Board of Trustees' procedures. Short-term (having a remaining maturity of more than sixty days) debt securities are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term (having a maturity of 60 days or less) debt securities are valued at amortized cost or value.

     Puts and calls are valued at the last sales price therefor, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Portfolio writes a call, an amount equal to the premium received is included in the Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Portfolio is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Portfolio expires on its stipulated expiration date the Portfolio will realize a gain equal to the amount of the premium received. If a Portfolio enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Portfolio is exercised by it, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Portfolio.

     MONEY MARKET PORTFOLIO. The Money Market Portfolio operates under a rule of the

Securities and Exchange Commission under the 1940 Act (the "Rule") which permits it to stabilize the price of its shares at $1.00 by valuing its securities holdings on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost adjusted by straight-line accretion or amortization to maturity of any discount or premium. The method does not take into account any unrealized gains or losses.

     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, may be higher or lower than the price the Money Market Portfolio would receive if it sold its securities on a particular day. During periods of declining interest rates, the daily yield on the Money Market Portfolio's shares may tend to be higher (and net investment income and daily dividends lower) than under a like computation made by a fund with identical investments which utilizes a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

     Under the Rule, the Fund's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the Money Market Portfolio's holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions, to determine whether the Money Market Portfolio's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual quotations, estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

     Under the Rule, whenever the deviation between the net asset value per share of the Money Market Portfolio's shares based on available market quotations from the Portfolio's amortized cost price per share reaches 1/2 of 1%, the Board of Trustees must promptly consider what action, if any, will be initiated. However, the Board of Trustees has adopted a policy under which it will be required to consider what action to take whenever the deviation between the net asset value per share based on available market quotations from the Portfolio's amortized cost price per share reaches $.003. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to potential investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of securities holdings prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.



                          DIVIDENDS, DISTRIBUTIONS AND TAXES

     MONEY MARKET PORTFOLIO. As discussed in the Prospectus, dividends from net income of the

Money Market Portfolio will be declared on each day the NYSE is open for business to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, less the amortization of market premium and less estimated expenses of the Money Market Portfolio. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Portfolio (see "Determination of Net Asset Value" above and in the Prospectus). The Board of Trustees may revise the above dividend policy or postpone the payment of dividends if the Money Market Portfolio should have or anticipates any large unexpected expense, loss or fluctuation in net assets which in the opinion of the Board of Trustees might have a significant adverse effect on shareholders. Any net realized capital gains will be declared and paid at least once per calendar year.

     OTHER PORTFOLIOS. The dividend policies of the U.S. Government Income, Equity, Mid Cap, Global Equity, Managed and Small Cap Portfolios are discussed in the Prospectus. In computing interest income, these Portfolios will accrete any discount or amortize any premium resulting from the purchase of debt securities except for mortgage or other receivables-backed obligations subject to monthly payment of principal and interest.

     CAPITAL GAINS AND LOSSES. Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months, regardless of how long you have held your shares. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses. At December 31, 1996, the Small Cap Portfolio will utilize $87,890 of prior year post October losses. Additionally, at December 31, 1996, the Money Market Portfolio incurred net realized capital losses of $14 which will expire in 2004 and the U.S. Government Income Portfolio incurred net realized capital losses of $6,203 which will expire in 2004. To the extent that net capital losses are carried forward and are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.



                     PORTFOLIO YIELD AND TOTAL RETURN INFORMATION


     The performance information shown below reflects deductions for all charges, expenses and fees of the Fund but does not reflect charges and deductions which are, or may be, imposed under the Contracts.

     MONEY MARKET PORTFOLIO. There are two methods by which the Money Market Portfolio's yield for a specified period of time (as stated in the Prospectus) is calculated.

     The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. (The net asset value of this share will be $1.00 except under extraordinary circumstances.) The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period; however, capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation) are excluded from the calculation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may affect the dividends declared; see "Dividends, Distributions and Taxes" herein and in the Prospectus. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends. This net change in the account value is then divided by the value of the account at the beginning of the period (normally $1.00) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period; the result is the "current yield." Normally a seven day period will be used in determining yields (both the current and the effective yield discussed below) in published or mailed advertisements.

     The second method results in an amount referred to as the "compounded effective yield." This represents an annualization of the current yield with dividends reinvested daily. This compounded effective yield for a seven day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     Since calculations of both kinds of yield do not take into consideration any realized or unrealized gains or losses on the Portfolio's securities holdings which may have an effect on dividends, the dividends declared during a period may not be the same on an annualized basis as either kind of yield for that period.

     Yield information may be useful to investors in reviewing the Fund's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Fund is not insured; its yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The Fund's yield is affected by portfolio quality, portfolio maturity, type of instruments held, and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money market instruments or bank accounts provide fixed yields and also that bank accounts may be insured.

                  YIELD FOR 7-DAY PERIOD ENDED DECEMBER 31, 1996 FOR
                   MONEY MARKET PORTFOLIO OF OCC ACCUMULATION TRUST

                                                  YIELD(1)
                                        CURRENT            EFFECTIVE

          MONEY MARKET PORTFOLIO          4.47%              4.57%


(1)Reflects waiver of a portion of the advisory fees by the Manager. Had the waiver not been in effect during the period, the yield and effective yield would have been 4.38% and 4.48%, respectively, for the Money Market Portfolio.


YIELDS FOR PORTFOLIOS OTHER THAN THE MONEY MARKET PORTFOLIO. Yield information may be useful to investors in reviewing the performance of certain Portfolios. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in the Fund is not insured; yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation of future yields or rates of return. Yield is affected by portfolio quality, portfolio maturity, type of instruments held and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money-market instruments or bank accounts provide fixed yields and also that bank accounts may be insured.

                    YIELD FOR 30-DAY PERIOD ENDED DECEMBER 31, 1996 FOR
                    U.S. GOVERNMENT INCOME PORTFOLIO OF OCC ACCUMULATION TRUST

                                                                 YIELD(1)

               U.S. GOVERNMENT INCOME PORTFOLIO                  5.16%


(1)Reflects waiver of a portion of advisory fees ^by the Manager. Had the waiver ^not been in effect during the period, the yield would have been 4.86% for the U.S. Government Income Portfolio.


     Current yield is calculated according to the following formula:

                            x     6
               YIELD = 2 ( ----/1)  - l
                            cd

Where:

x = daily net investment income, based upon the subtraction of daily accrued expenses from daily accrued income of the portfolio. Income is accrued daily for each day of the indicated period based upon yield-to-maturity of each obligation held in the portfolio as of the day before the beginning of any thirty-day period or as of contractual settlement date for securities acquired during the period. Mortgage and other receivables-backed securities calculate income using coupon rate and outstanding principal amount.

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =  the maximum offering price per share on the last day of the period.


     Yield does not reflect capital gains or losses, non-recurring or irregular income. Gain or loss attributable to actual monthly paydowns on mortgage or other receivables-backed obligations purchased at a discount or premium is reflected as an increase or decrease in interest income during the period.

     A Portfolio's average annual total return represents an annualization of the Portfolio's total return ("T" in the formula below), over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a

$1,000 investment, ("P" in the formula below) made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("N" in the formula below). The following formula will be used to compute the average annual total return for each Portfolio (other than the Money Market Portfolio):

                                            N
                                   P (1 + T) = ERV


     In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year by year or other types of total return figures.

     Total returns quoted in advertising reflect all aspects of a Portfolio's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Portfolio's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return that would equal 100% growth on a compounded basis in ten years.

     In addition to average annual returns, each Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.


     From time to time the Portfolios may refer in advertisements to rankings and performance statistics published by (1) recognized mutual fund performance rating services including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc., (2) recognized indices including but not limited to the S&P Composite Stock Price Index, S&P Mid Cap Index, the Wilshire 750 Mid Cap Index, the Russell Mid Cap Index, Dow Jones Industrial Average, Consumer Price Index, EAFE Index, Russell 2000 Index, and (3) Money Magazine and other financial publications including but not limited to magazines, newspapers and newsletters. Performance statistics may include total returns, measures of volatility or other methods of portraying performance based on the method used by the publishers of the information. In addition, comparisons may be made between yields on certificates of deposit and U.S. government securities and corporate bonds, and may refer to current or historic financial or economic trends or conditions.

    AVERAGE ANNUAL TOTAL RETURN OF EQUITY, MANAGED, MID CAP, SMALL CAP, U.S. GOVERNMENT INCOME AND GLOBAL EQUITY PORTFOLIOS OF OCC ACCUMULATION TRUST(1),(2)




Portfolio                         For the one          For the five year          For the period
---------                      year period ended         period ended           from inception to
                               December 31, 1996       December 31, 1996        December 31, 1996*
                              -------------------      -----------------        ------------------
Equity                               23.36%                  17.70%                    16.52%
Mid Cap                               N/A                     N/A                       N/A
Managed                              22.77%                  19.13%                    20.09%
Small Cap                            18.72%                  14.46%                    14.67%
U.S. Government Income                3.02%                   N/A                       7.97%
Global Equity                        15.02%                   N/A                      18.51%



     *Inception date of the Global Equity Portfolio is March 1, 1995 and the inception date of the U.S. Government Income Portfolio is January 3, 1995. The Equity, Managed and Small Cap Portfolios commenced operations as part of the Fund on September 16, 1994. The Old Trust commenced operations on August 1, 1988.

     (1)On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. The total net assets for each of the Equity, Small Cap and Managed Portfolios immediately after the transaction were $86,789,755, $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and for each of the Equity, Small Cap and Managed Portfolios, $3,764,598, $8,129,274 and $51,345,102, respectively, with respect to the Fund.

     For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

     (2)Reflects waiver of all or a portion of the advisory fees and reimbursement of other expenses for certain Portfolios by the Manager. Without such waivers and reimbursements, the average annual total return during the periods would have been lower.

                                ADDITIONAL INFORMATION

     DESCRIPTION OF THE TRUST. It is not contemplated that regular annual meetings of shareholders will be held. Shareholders have the right, upon the declaration in writing or vote of a majority of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon written request of the record holders (for at least six months) of 10% of its outstanding shares. In addition, 10 shareholders holding the lesser of $25,000 or 1% of the Fund's outstanding shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

     The Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations, and provides that the Fund shall indemnify any shareholder who is held personally liable for the obligations of the Fund. It also provides that the Fund shall assume, upon request, the defense of any claim made against any shareholder for any act or obligation of the Fund and shall satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust (such as the Fund) to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to the relatively remote circumstance in which the Fund itself would be unable to meet the obligations described above.

     POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Trustees, shares of each such Portfolio will be entitled to vote as a class only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees. Income and operating expenses would be allocated fairly among two or more Portfolios by the Board of Trustees.

     Under Rule 18f-2 of the 1940 Act, any matter required to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of independent accountants. The Rule contains special provisions for cases in which an advisory agreement is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     DISTRIBUTION AGREEMENT. Under the Distribution Agreement between each Portfolio and the Distributor, the Distributor acts as the Portfolio's agent in the continuous public offering of its shares. Expenses normally attributed to sales, including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders, are borne by the Distributor.

     INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP serves as independent accountants of the Fund; their services include examining the annual financial statements of each Portfolio as well as other related services.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                           -----------
            U.S. GOVERNMENT AGENCY NOTE - 1.6%
$ 320,000   Federal Home Loan Bank, 5.19%, 1/9/97(cost-$319,631)..................  $   319,631
                                                                                     ----------

            SHORT-TERM CORPORATE NOTES - 12.9%
            AUTOMOTIVE - 4.5%
$ 900,000   Ford Motor Credit Co., 5.40%, 1/28/97.................................  $   896,355
                                                                                     ----------
            MISCELLANEOUS FINANCIAL SERVICES - 5.6%
  470,000   Household Finance Corp., 5.34%, 1/7/97................................      469,582
  640,000   Prudential Funding Corp., 5.62%, 1/8/97...............................      639,301
                                                                                     ----------
                                                                                      1,108,883
                                                                                     ----------
            TECHNOLOGY - 2.8%
            IBM Credit Corp.,
  155,000   5.22%, 1/7/97.........................................................      154,865
  290,000   5.32%, 1/7/97.........................................................      289,743
  118,000   5.46%, 1/7/97.........................................................      117,892
                                                                                     ----------
                                                                                        562,500
                                                                                     ----------
            Total Short-Term Corporate Notes (cost-$2,567,738)....................  $ 2,567,738
                                                                                     ----------

 SHARES
 ------
            COMMON STOCKS - 87.5%
            AEROSPACE/DEFENSE - 4.7%
    5,000   Lockheed Martin Corp. ................................................     $457,500
    7,494   McDonnell Douglas Corp................................................      479,616
                                                                                     ----------
                                                                                        937,116
                                                                                     ----------
            BANKING - 7.5%
    6,556   Citicorp..............................................................      675,268
    3,033   Wells Fargo & Co. ....................................................      818,152
                                                                                     ----------
                                                                                      1,493,420
                                                                                     ----------
            CHEMICALS - 3.6%
    2,000   du Pont (E.I.) de Nemours & Co. ......................................      188,750
    7,698   Hercules, Inc. .......................................................      332,939
    4,910   Monsanto Co. .........................................................      190,876
                                                                                     ----------
                                                                                        712,565
                                                                                     ----------
            CONGLOMERATES - 2.8%
    2,156   General Electric Co. .................................................      213,174
    7,500   Tenneco, Inc.*........................................................      338,437
                                                                                     ----------
                                                                                        551,611
                                                                                     ----------

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

 SHARES                                                                                VALUE
 ------                                                                             ----------
            COMMON STOCKS (CONTINUED)
            CONSUMER PRODUCTS - 2.1%
    3,844   Avon Products, Inc....................................................  $   219,589
    6,843   Mattel, Inc. .........................................................      189,893
                                                                                     ----------
                                                                                        409,482
                                                                                     ----------
            DRUGS & MEDICAL PRODUCTS - 3.1%
   14,042   Becton, Dickinson & Co. ..............................................      609,072
                                                                                     ----------
            ELECTRONICS - 2.7%
    7,038   Arrow Electronics, Inc.*..............................................      376,533
    5,000   Electronic Arts, Inc.*................................................      149,687
                                                                                     ----------
                                                                                        526,220
                                                                                     ----------
            ENERGY - 1.4%
      698   El Paso Natural Gas Co. ..............................................       35,224
    4,996   Triton Energy Ltd.*...................................................      242,306
                                                                                     ----------
                                                                                        277,530
                                                                                     ----------
            ENTERTAINMENT - .1%
    1,700   TCI Satellite Entertainment, Inc.*....................................       16,787
                                                                                     ----------
            FOOD SERVICES - 2.4%
   10,500   McDonald's Corp. .....................................................      475,125
                                                                                     ----------
            HEALTH & HOSPITALS - 4.8%
   12,000   Columbia/HCA Healthcare Corp. ........................................      489,000
    5,000   OrNda HealthCorp.*....................................................      146,250
   14,000   Tenet Healthcare Corp.*...............................................      306,250
                                                                                     ----------
                                                                                        941,500
                                                                                     ----------
            INSURANCE - 23.2%
   15,700   ACE Ltd. .............................................................      943,963
    7,372   AFLAC, Inc. ..........................................................      315,153
    3,262   American International Group, Inc. ...................................      353,112
   17,000   Everest Reinsurance Holdings, Inc. ...................................      488,750
   24,452   EXEL Ltd. ............................................................      926,119
    2,000   General Re Corp. .....................................................      315,500
   10,000   Mid Ocean Ltd. .......................................................      525,000
    4,579   Progressive Corp. (Ohio)..............................................      308,510
   13,000   RenaissanceRe Holdings Ltd. ..........................................      429,000
                                                                                     ----------
                                                                                      4,605,107
                                                                                     ----------
            LEISURE - 2.3%
   14,000   Carnival Corp. .......................................................      462,000
                                                                                     ----------

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

 SHARES                                                                                VALUE
 ------                                                                             ----------
            COMMON STOCKS (CONTINUED)
            MACHINERY/ENGINEERING - 3.4%
    9,000   Caterpillar, Inc. ....................................................  $   677,250
                                                                                     ----------
            MANUFACTURING - 4.9%
    3,000   Armstrong World Industries, Inc. .....................................      208,500
   17,560   LucasVarity Corp. PLC ADR*............................................      667,280
    8,000   Shaw Industries, Inc. ................................................       94,000
                                                                                     ----------
                                                                                        969,780
                                                                                     ----------
            METALS & MINING - .3%
    2,145   Freeport McMoRan Copper & Gold (Class B)..............................       64,082
                                                                                     ----------
            MISCELLANEOUS FINANCIAL SERVICES - 5.7%
   19,912   Countrywide Credit Industries, Inc. ..................................      569,981
    5,155   Federal Home Loan Mortgage Corp. .....................................      567,694
                                                                                     ----------
                                                                                      1,137,675
                                                                                     ----------
            PRINTING/PUBLISHING - 1.7%
   11,000   Donnelley (R.R.) & Sons Co. ..........................................      345,125
                                                                                     ----------
            RETAIL - 2.6%
   10,888   May Department Stores Co. ............................................      509,014
                                                                                     ----------
            TELECOMMUNICATIONS - 2.9%
    6,000   Sprint Corp. .........................................................      239,250
   25,000   Tele-Communications, Inc. (Class A)*..................................      326,563
                                                                                     ----------
                                                                                        565,813
                                                                                     ----------
            TRANSPORTATION - 5.3%
    4,300   AMR Corp.*............................................................      378,938
   13,000   Canadian Pacific Ltd. ................................................      344,500
    8,000   CSX Corp. ............................................................      338,000
                                                                                     ----------
                                                                                      1,061,438
                                                                                     ----------
            Total Common Stocks (cost - $13,605,569)..............................  $17,347,712
                                                                                     ----------
           Total Investments (cost - $16,492,938)......................  102.0%     $20,235,081
           Other Liabilities in Excess of Other Assets.................   (2.0)        (392,083)
                                                                         -----      -----------
           Total Net Assets............................................  100.0%     $19,842,998
                                                                         =====      ===========

---------------

* Non-income producing security.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

ASSETS
Investments, at value (cost - $16,492,938)......................................  $20,235,081
Cash............................................................................      114,721
Dividends receivable............................................................       17,264
Receivable from fund shares sold................................................       10,703
Other assets....................................................................          883
                                                                                  -----------
  Total Assets..................................................................   20,378,652
                                                                                  -----------

LIABILITIES
Payable for investments purchased...............................................      494,608
Investment advisory fee payable.................................................       18,017
Payable for fund shares redeemed................................................        6,182
Other payables and accrued expenses.............................................       16,847
                                                                                  -----------
  Total Liabilities.............................................................      535,654
                                                                                  -----------

  Total Net Assets..............................................................  $19,842,998
                                                                                  ===========

NET ASSETS
Par value ($.01 per share)......................................................  $     6,598
Paid-in-capital in excess of par................................................   15,232,928
Accumulated undistributed net investment income.................................      188,895
Accumulated undistributed net realized gain on investments......................      672,434
Net unrealized appreciation on investments......................................    3,742,143
                                                                                  -----------

  Total Net Assets..............................................................  $19,842,998
                                                                                  ===========

Fund shares outstanding.........................................................      659,810
                                                                                  -----------

Net asset value per share.......................................................  $     30.07
                                                                                  ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Dividends......................................................................  $  185,285
  Interest.......................................................................     137,420
                                                                                   ----------
     Total investment income.....................................................     322,705
                                                                                   ----------

OPERATING EXPENSES
  Investment advisory fees (note 2A).............................................     109,507
  Custodian fees (note 1G).......................................................      16,342
  Auditing, consulting and tax return preparation fees...........................      10,185
  Transfer and dividend disbursing agent fees....................................       9,252
  Reports and notices to shareholders............................................       3,011
  Legal fees.....................................................................       2,206
  Miscellaneous..................................................................       4,221
                                                                                   ----------
     Total operating expenses....................................................     154,724
     Less: Investment advisory fees waived (note 2A).............................     (18,150)
     Less: Expense offset arrangement (note 1G)..................................      (2,764)
                                                                                   ----------
          Net operating expenses.................................................     133,810
                                                                                   ----------
          Net investment income..................................................     188,895
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

  Net realized gain on investments...............................................     672,433

  Net change in unrealized appreciation (depreciation) on investments............   2,218,378
                                                                                   ----------

     Net realized gain and change in unrealized appreciation (depreciation) on
      investments................................................................   2,890,811
                                                                                   ----------

Net increase in net assets resulting from operations.............................  $3,079,706
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED            YEAR ENDED
                                                             DECEMBER 31, 1996     DECEMBER 31, 1995
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................     $   188,895           $   111,781
Net realized gain on investments...........................         672,433               233,302
Net change in unrealized appreciation (depreciation) on
  investments..............................................       2,218,378             1,628,793
                                                                -----------            ----------
  Net increase in net assets resulting from operations.....       3,079,706             1,973,876
                                                                -----------            ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................        (111,781)              (20,888)
Net realized gains.........................................        (223,969)                   --
                                                                -----------            ----------
  Total dividends and distributions to shareholders........        (335,750)              (20,888)
                                                                -----------            ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       9,184,397             3,630,236
Reinvestment of dividends and distributions................         335,750                20,888
Cost of shares redeemed....................................      (1,457,087)             (849,386)
                                                                -----------            ----------
  Net increase in net assets from fund share
     transactions..........................................       8,063,060             2,801,738
                                                                -----------            ----------
     Total increase in net assets..........................      10,807,016             4,754,726
NET ASSETS
Beginning of year..........................................       9,035,982             4,281,256
                                                                -----------            ----------
End of year (including undistributed net investment income
  of $188,895 and $111,781, respectively)..................     $19,842,998           $ 9,035,982
                                                                ===========            ==========
SHARES ISSUED AND REDEEMED
Issued.....................................................         339,540               161,702
Issued in reinvestment of dividends and distributions......          13,029                 1,074
Redeemed...................................................         (53,448)              (38,368)
                                                                -----------            ----------
  Net increase.............................................         299,121               124,408
                                                                ===========            ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust) was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio (the "Portfolio"), the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital or tax return of capital. At December 31, 1996, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter.

     The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expense offsets) of average daily net assets on an annual basis.

  (B) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1996 amounted to $14,116, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $5,743.

(3) PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term securities, were $11,763,936 and $4,337,943, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,901,280, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $159,137 and net unrealized appreciation for Federal income tax purpose is $3,742,143. Federal income tax cost basis of portfolio securities is $16,492,938 at December 31, 1996.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(5) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             YEAR ENDED            YEAR ENDED         SEPTEMBER 16, 1994(1)
                                          DECEMBER 31, 1996     DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                          -----------------     -----------------     ---------------------
Net asset value, beginning of period....     $     25.05           $     18.12             $     18.57
                                                --------               -------                 -------
Income from investment operations:
Net investment income...................            0.21                  0.31                    0.09
Net realized and unrealized gain (loss)
  on investments........................            5.52                  6.71                   (0.54)
                                                --------               -------                 -------
  Total from investment operations......            5.73                  7.02                   (0.45)
                                                --------               -------                 -------
Dividends and distributions to
  shareholders:
Dividends to shareholders from net
  investment income.....................           (0.24)                (0.09)                     --
Distributions to shareholders from net
  realized capital gains................           (0.47)                   --                      --
                                                --------               -------                 -------
  Total dividends and distributions to
     shareholders.......................           (0.71)                (0.09)                     --
                                                --------               -------                 -------
Net asset value, end of period..........     $     30.07           $     25.05             $     18.12
                                                ========               =======                 =======
Total return(2).........................           23.4%                 38.9%                   (2.4%)
                                                ========               =======                 =======
Net assets, end of period...............     $19,842,998           $ 9,035,982             $ 4,281,256
                                                --------               -------                 -------
Ratio of net operating expenses to
  average net assets(6).................           0.93%(4,5)            0.72%                   0.72%(3)
                                                --------               -------                 -------
Ratio of net investment income to
  average net assets(6).................           1.29%(4)              1.74%                   1.80%(3)
                                                --------               -------                 -------
Portfolio turnover rate.................             36%                   31%                      6%
                                                --------               -------                 -------
Average commission rate.................     $    0.0588                    --                      --
                                                --------               -------                 -------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $14,669,645.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.05% and 1.15%, respectively, for the year ended December 31, 1996, 1.26% and 1.20%, respectively, for the year ended December 31, 1995 and 2.09% and 0.43%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
OCC Accumulation Trust -- Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

PRINCIPAL
  AMOUNT                                                                               VALUE
----------                                                                          -----------
             U.S. GOVERNMENT AGENCY NOTE - .7%
$  230,000   Federal Home Loan Mortgage Corp., 5.23%, 1/2/97 (cost - $229,967)....  $   229,967
                                                                                    -----------

             SHORT-TERM CORPORATE NOTES - 16.8%
             AUTOMOTIVE - 2.5%
             Ford Motor Credit Co.,
$  345,000   5.40%, 1/28/97.......................................................  $   343,603
   500,000   5.62%, 1/2/97........................................................      499,922
                                                                                    -----------
                                                                                        843,525
                                                                                    -----------
             BANKING - 1.9%
   670,000   Norwest Financial, Inc., 5.51%, 1/22/97..............................      667,846
                                                                                    -----------
             CONGLOMERATES - 3.7%
 1,275,000   General Electric Capital Corp., 5.35%, 1/30/97.......................    1,269,505
                                                                                    -----------
             MACHINERY/ENGINEERING - 3.5%
 1,210,000   Deere (John) Capital Corp., 5.38%, 1/22/97...........................    1,206,203
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 1.5%
   500,000   Beneficial Corp., 5.52%, 1/28/97.....................................      497,930
                                                                                    -----------
             TECHNOLOGY - 3.7%
             IBM Credit Corp.,
   370,000   5.31%, 1/6/97........................................................      369,727
   900,000   5.32%, 1/6/97........................................................      899,335
                                                                                    -----------
                                                                                      1,269,062
                                                                                    -----------
             Total Short-Term Corporate Notes (cost - $5,754,071).................  $ 5,754,071
                                                                                    -----------

             CORPORATE NOTE - .1%
             AUTOMOTIVE - .1%
$    2,148   Collins Industries, Inc., 8.75%, 1/11/00 (cost - $2,148).............  $     1,995
                                                                                    -----------

             CONVERTIBLE CORPORATE BOND - .1%
             REAL ESTATE - .1%
$   49,995   Security Capital Group, Inc., 12.00%, 6/30/14 (A)
             (cost - $45,364).....................................................  $    60,481
                                                                                    -----------

  SHARES
  ------
             CONVERTIBLE PREFERRED STOCK - .2%
             TRANSPORTATION - .2%
       825   Interpool, Inc., 5.75%, Conv. Pfd. (cost - $62,700)..................  $    84,150
                                                                                    -----------
             COMMON STOCKS - 82.2%
             ADVERTISING - 2.4%
    71,900   Katz Media Group, Inc.*..............................................  $   808,875
                                                                                    -----------
             AEROSPACE/DEFENSE - 1.2%
    19,000   Tracor, Inc.*........................................................      403,750
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
  ------                                                                            -----------
             COMMON STOCKS (CONTINUED)
             AUTOMOTIVE - 2.5%
    14,400   Borg-Warner Automotive, Inc..........................................  $   554,400
    45,000   Jason, Inc.*.........................................................      292,500
                                                                                    -----------
                                                                                        846,900
                                                                                    -----------
             BANKING - .5%
     6,800   First Financial Caribbean Corp. .....................................      188,700
                                                                                    -----------
             BUILDING & CONSTRUCTION - 1.0%
    16,400   Dal-Tile International, Inc.*........................................      334,150
                                                                                    -----------
             CHEMICALS - 1.1%
    10,500   McWhorter Technologies, Inc.*........................................      240,187
     9,800   Sybron Chemicals, Inc.*..............................................      156,800
                                                                                    -----------
                                                                                        396,987
                                                                                    -----------
             COMPUTER SERVICES - 3.8%
    63,867   BancTec, Inc.*.......................................................    1,317,257
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - 5.9%
     5,000   Dentsply International, Inc. ........................................      237,500
    62,800   SpaceLabs Medical, Inc.*.............................................    1,287,400
    19,700   Vital Signs, Inc. ...................................................      512,200
                                                                                    -----------
                                                                                      2,037,100
                                                                                    -----------
             ELECTRICAL EQUIPMENT - 10.6%
     9,200   Arrow Electronics, Inc.*.............................................      492,200
     5,300   AVX Corp. ...........................................................      113,950
    56,800   EG & G, Inc. ........................................................    1,143,100
    43,000   Exar Corp.*..........................................................      666,500
    19,100   Marshall Industries*.................................................      584,937
    27,720   Oak Industries, Inc.*................................................      637,560
                                                                                    -----------
                                                                                      3,638,247
                                                                                    -----------
             ENERGY - 5.1%
    17,948   Aquila Gas Pipeline Corp. ...........................................      284,924
     3,300   Belden & Blake Corp.*................................................       84,150
    10,000   Nuevo Energy Co.*....................................................      520,000
    21,300   Petroleum Heat & Power Company, Inc. (Class A).......................      135,788
     9,640   Seagull Energy Corp.*................................................      212,080
    12,500   St. Mary Land & Exploration Co. .....................................      310,938
     4,000   Triton Energy Ltd.*..................................................      194,000
                                                                                    -----------
                                                                                      1,741,880
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
  ------                                                                            -----------
             COMMON STOCKS (CONTINUED)
             HEALTH & HOSPITALS - 5.0%
    65,200   Magellan Health Services, Inc*.......................................  $ 1,458,850
    14,800   Summit Care Corp.*...................................................      242,350
                                                                                    -----------
                                                                                      1,701,200
                                                                                    -----------
             INSURANCE - 14.4%
     9,400   ACE Ltd. ............................................................      565,175
    38,100   Capsure Holdings Corp.*..............................................      433,388
    20,600   Delphi Financial Group, Inc. ........................................      607,700
    10,900   Everest Reinsurance Holdings, Inc. ..................................      313,375
    50,300   E.W. Blanch Holdings, Inc. ..........................................    1,012,287
    17,200   Gryphon Holdings, Inc. ..............................................      242,950
    17,000   Horace Mann Educators Corp. .........................................      686,375
     7,100   Protective Life Corp. ...............................................      283,112
    18,200   United Wisconsin Services, Inc. .....................................      477,750
     6,000   W.R. Berkley Corp. ..................................................      304,500
                                                                                    -----------
                                                                                      4,926,612
                                                                                    -----------
             MACHINERY/ENGINEERING - 2.1%
    30,200   United Dominion Industries, Ltd. ....................................      709,700
                                                                                    -----------
             MANUFACTURING - 8.0%
    13,600   Alltrista Corp.*.....................................................      350,200
   139,200   Baldwin Technology Co. (Class A)*....................................      348,000
     6,500   Briggs & Stratton Corp. .............................................      286,000
     4,500   Carlisle Companies, Inc. ............................................      272,250
    15,750   Crane Co. ...........................................................      456,750
    59,500   Easco, Inc. .........................................................      453,687
    31,200   Exabyte Corp.*.......................................................      417,300
     5,200   Greenfield Industries, Inc. .........................................      159,250
                                                                                    -----------
                                                                                      2,743,437
                                                                                    -----------
             MEDIA/BROADCASTING - .6%
     7,500   American Radio Systems Corp.*........................................      204,375
                                                                                    -----------
             PAPER PRODUCTS - 2.4%
   143,800   Repap Enterprises, Inc.*.............................................      399,944
    21,000   Shorewood Packaging Corp.*...........................................      409,500
                                                                                    -----------
                                                                                        809,444
                                                                                    -----------
             PRINTING & PUBLISHING - 2.9%
    15,300   International Imaging Materials, Inc.*...............................      348,075
    63,400   Nu-Kote Holdings, Inc. (Class A)*....................................      649,850
                                                                                    -----------
                                                                                        997,925
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
----------                                                                          -----------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE - 3.6%
    15,291   Cousins Properties, Inc. ............................................  $   430,059
        66   Security Capital Group, Inc. (A).....................................       82,156
    20,200   Security Capital Industrial Trust, Inc. .............................      431,775
    12,752   Security Capital Pacific Trust.......................................      291,702
                                                                                    -----------
                                                                                      1,235,692
                                                                                    -----------
             RETAIL - .4%
     8,500   Maxim Group, Inc.*...................................................      148,750
                                                                                    -----------
             TECHNOLOGY - 4.1%
    11,000   Channell Commercial Corp.*...........................................      136,125
     8,000   Unitrode Corp.*......................................................      235,000
    51,400   Wang Laboratories, Inc.*.............................................    1,040,850
                                                                                    -----------
                                                                                      1,411,975
                                                                                    -----------
             TELECOMMUNICATIONS - .6%
    10,100   ECI Telecom Ltd. ....................................................      214,625
                                                                                    -----------
             TEXTILES/APPAREL - 1.7%
    19,000   Westpoint Stevens, Inc. (Class A)*...................................      567,625
                                                                                    -----------
             TOBACCO/BEVERAGES/FOOD PRODUCTS - .2%
     6,000   Sylvan Foods Holdings, Inc.*.........................................       78,000
                                                                                    -----------
             TRANSPORTATION - 1.6%
    12,200   Interpool, Inc.......................................................      285,175
    13,100   MTL, Inc.*...........................................................      265,275
                                                                                    -----------
                                                                                        550,450
                                                                                    -----------
             OTHER - .5%
     6,150   McGrath RentCorp.....................................................      158,363
                                                                                    -----------

             Total Common Stocks (cost - $24,953,214).............................  $28,172,019
                                                                                    -----------
             Total Investments (cost - $31,047,464).......................  100.1%  $34,302,683
             Other Liabilities in Excess of other assets..................   (0.1)      (46,012)
                                                                            -----   -----------
             Total Net Assets.............................................  100.0%  $34,256,671
                                                                            =====   ===========

---------------
* Non-income producing security.

(A) Restricted securities (the Portfolio will not bear any costs, including those involved in registration under the securities act of 1933, in connection with the disposition of these securities):

                                                       DATE OF         PAR                  AVERAGE     FAIR VALUE AS OF
                    DESCRIPTION                      ACQUISITION     AMOUNT      SHARES      COST       DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc. 12.00%, 6/30/14.......    9/16/94       $49,995        --       $  91           $   120
Security Capital Group, Inc. Common Stock..........    9/16/94            --        66         949             1,245

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

ASSETS
Investments, at value (cost - $31,047,464)......................................  $34,302,683
Cash............................................................................        8,758
Dividends receivable............................................................        8,504
Interest receivable.............................................................        6,304
Receivable from fund shares sold................................................        1,397
Other assets....................................................................        1,207
                                                                                  -----------
  Total Assets..................................................................   34,328,853
                                                                                  -----------

LIABILITIES
Payable for fund shares redeemed................................................       27,274
Investment advisory fee payable.................................................       23,648
Other payables and accrued expenses.............................................       21,260
                                                                                  -----------
  Total Liabilities.............................................................       72,182
                                                                                  -----------
  Total Net Assets..............................................................  $34,256,671
                                                                                  ===========

NET ASSETS
Par value ($.01 per share)......................................................  $    15,153
Paid-in-capital in excess of par................................................   29,167,853
Accumulated undistributed net investment income.................................      226,925
Accumulated undistributed net realized gain on investments......................    1,591,521
Net unrealized appreciation on investments......................................    3,255,219
                                                                                  -----------
  Total Net Assets..............................................................  $34,256,671
                                                                                  ===========
Fund shares outstanding.........................................................    1,515,250
                                                                                  -----------
Net asset value per share.......................................................  $     22.61
                                                                                  ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Dividends......................................................................  $  227,354
  Interest.......................................................................     199,837
                                                                                   ----------
     Total investment income.....................................................     427,191
                                                                                   ----------

OPERATING EXPENSES
  Investment advisory fees (note 2A).............................................     165,735
  Custodian fees (note 1G).......................................................      22,883
  Auditing, consulting and tax return preparation fees...........................      10,309
  Transfer and dividend disbursing agent fees....................................       9,357
  Trustees' fees and expenses....................................................       5,702
  Reports and notices to shareholders............................................       3,914
  Legal fees.....................................................................       3,048
  Miscellaneous..................................................................       1,770
                                                                                   ----------
     Total operating expenses....................................................     222,718

     Less: Investment advisory fees waived (note 2A).............................     (17,823)

     Less: Expense offset arrangement (note 1G)..................................      (4,629)
                                                                                   ----------

          Net operating expenses.................................................     200,266
                                                                                   ----------

          Net investment income..................................................     226,925
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

  Net realized gain on investments...............................................   1,679,412

  Net change in unrealized appreciation (depreciation) on investments............   2,142,715
                                                                                   ----------

     Net realized gain and change in unrealized appreciation (depreciation) on
      investments................................................................   3,822,127
                                                                                   ----------

Net increase in net assets resulting from operations.............................  $4,049,052
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED            YEAR ENDED
                                                             DECEMBER 31, 1996     DECEMBER 31, 1995
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................     $   226,925           $   211,870
Net realized gain on investments...........................       1,679,412               456,809
Net change in unrealized appreciation (depreciation) on
  investments..............................................       2,142,715             1,189,804
                                                                -----------           -----------
     Net increase in net assets resulting from
       operations..........................................       4,049,052             1,858,483
                                                                -----------           -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................        (211,870)              (29,623)
Net realized gains.........................................        (544,700)              (26,352)
                                                                -----------           -----------
     Total dividends and distributions to shareholders.....        (756,570)              (55,975)
                                                                -----------           -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales....................................      17,604,938             7,801,061
Reinvestment of dividends and distributions................         756,533                55,975
Cost of shares redeemed....................................      (3,401,674)           (2,865,595)
                                                                -----------           -----------
     Net increase in net assets from fund share
       transactions........................................      14,959,797             4,991,441
                                                                -----------           -----------

          Total increase in net assets.....................      18,252,279             6,793,949

NET ASSETS
Beginning of year..........................................      16,004,392             9,210,443
                                                                -----------           -----------

End of year (including undistributed net investment income
  of $226,925 and $211,870, respectively)..................     $34,256,671           $16,004,392
                                                                ===========           ===========

SHARES ISSUED AND REDEEMED
Issued.....................................................         837,586               427,444
Issued in reinvestment of dividends and distributions......          38,520                 3,289
Redeemed...................................................        (164,530)             (156,903)
                                                                -----------           -----------
     Net increase..........................................         711,576               273,830
                                                                ===========           ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust) was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio, the Small Cap Portfolio (the "Portfolio"), the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital or tax return of capital. At December 31, 1996, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter.

     The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expense offsets) of average daily net assets on an annual basis.

  (B) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1996 amounted to $52,990, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $23,565.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term securities, were $20,565,700 and $9,055,696, respectively.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,909,842, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $663,423, and net unrealized appreciation for Federal income tax purposes is $3,246,419. Federal income tax cost basis of portfolio securities is $31,056,264 at December 31, 1996.

(5) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             YEAR ENDED            YEAR ENDED         SEPTEMBER 16, 1994(1)
                                          DECEMBER 31, 1996     DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                          -----------------     -----------------     ---------------------
Net asset value, beginning of period....     $     19.91           $     17.38             $     17.49
                                             -----------           -----------              ----------

Income from investment operations:
Net investment income...................            0.14                  0.26                    0.06
Net realized and unrealized gain (loss)
  on investments........................            3.45                  2.37                   (0.17)
                                             -----------           -----------              ----------
  Total from investment operations......            3.59                  2.63                   (0.11)
                                             -----------           -----------              ----------

Dividends and distributions to
  shareholders:
Dividends to shareholders from net
  investment income.....................           (0.25)                (0.05)                     --
Distributions to shareholders from net
  realized capital gains................           (0.64)                (0.05)                     --
                                             -----------           -----------              ----------
  Total dividends and distributions to
     shareholders.......................           (0.89)                (0.10)                     --
                                             -----------           -----------              ----------

Net asset value, end of period..........     $     22.61           $     19.91             $     17.38
                                             ===========           ===========              ==========

Total return(2).........................           18.7%                 15.2%                   (0.6%)
                                             ===========           ===========              ==========

Net assets, end of period...............     $34,256,671           $16,004,392             $ 9,210,443
                                             -----------           -----------              ----------

Ratio of net operating expenses to
  average net assets(6).................           0.93%(4,5)            0.74%                   0.74%(3)
                                             -----------           -----------              ----------

Ratio of net investment income to
  average net assets(6).................           1.03%(4)              1.75%                   1.22%(3)
                                             -----------           -----------              ----------

Portfolio turnover rate.................             50%                   69%                     32%
                                             -----------           -----------              ----------

Average commission rate.................     $    0.0493                    --                      --
                                             -----------           -----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $22,131,648.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.01% and 0.92%, respectively, for the year ended December 31, 1996, 0.99% and 1.50%, respectively, for the year ended December 31, 1995 and 1.64% and 0.32%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
OCC Accumulation Trust -- Small Cap Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

PRINCIPAL
  AMOUNT                                                                              VALUE
----------                                                                         ------------
             SHORT-TERM CORPORATE NOTES - 13.6%
             AUTOMOTIVE - 3.8%
$6,870,000   Ford Motor Credit Co., 5.42%, 1/6/97................................  $  6,864,828
                                                                                   ------------
             CONGLOMERATES - 4.3%
 7,680,000   General Electric Capital Corp., 5.39%, 1/7/97.......................     7,673,101
                                                                                   ------------
             INSURANCE - .3%
   555,000   Marsh & McLennan Co., Inc., 6.55%, 1/2/97...........................       554,899
                                                                                   ------------
             MISCELLANEOUS FINANCIAL SERVICES - 5.2%
             Household Finance Corp.,
   130,000   5.34%, 1/7/97.......................................................       129,884
 3,300,000   5.45%, 1/7/97.......................................................     3,297,003
 6,000,000   Merrill Lynch & Co., Inc., 5.70%, 1/6/97............................     5,995,250
                                                                                   ------------
                                                                                      9,422,137
                                                                                   ------------
             Total Short-Term Corporate Notes (cost - $24,514,965)...............  $ 24,514,965
                                                                                   ------------

             U.S. TREASURY NOTES AND BONDS - .9%
$  700,000   6.25%, 8/15/23......................................................  $    656,250
   630,000   7.875%, 4/15/98.....................................................       646,437
   297,500   7.875%, 8/15/01.....................................................       317,117
                                                                                   ------------
             Total U.S. Treasury Notes and Bonds (cost - $1,514,907).............  $  1,619,804
                                                                                   ------------

             CONVERTIBLE CORPORATE BOND - .4%
             REAL ESTATE - .4%
$  614,371   Security Capital Group, Inc., 12.00%, 6/30/14 (A)
             (cost - $557,508)...................................................  $    743,231
                                                                                   ------------

  SHARES
----------
             CONVERTIBLE PREFERRED STOCK - .0%
             RETAIL - .0%
     2,478   Venture Stores, Inc., $3.25 Conv. Pfd. (cost - $102,527)............  $     45,533
                                                                                   ------------

             COMMON STOCKS - 85.4%
             AEROSPACE/DEFENSE - 7.5%
    43,200   Lockheed Martin Corp. ..............................................  $  3,952,800
   150,000   McDonnell Douglas Corp. ............................................     9,600,000
                                                                                   ------------
                                                                                     13,552,800
                                                                                   ------------
             BANKING - 12.3%
    80,000   Citicorp............................................................     8,240,000
    10,000   First Empire State Corp. ...........................................     2,880,000
    41,200   Wells Fargo & Co. ..................................................    11,113,700
                                                                                   ------------
                                                                                     22,233,700
                                                                                   ------------

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                              VALUE
----------                                                                         ------------
             COMMON STOCKS (CONTINUED)
             BUILDING & CONSTRUCTION - .3%
    31,680   Newport News Shipbuilding Inc.*.....................................  $    475,200
                                                                                   ------------
             CHEMICALS - 8.4%
    83,000   du Pont (E.I.) de Nemours & Co. ....................................     7,833,125
   100,000   Hercules, Inc. .....................................................     4,325,000
    80,000   Monsanto Co. .......................................................     3,110,000
                                                                                   ------------
                                                                                     15,268,125
                                                                                   ------------
             CONGLOMERATES - 4.1%
   164,200   Tenneco, Inc. ......................................................     7,409,525
                                                                                   ------------
             CONSUMER PRODUCTS - 3.6%
   236,200   Mattel, Inc. .......................................................     6,554,550
                                                                                   ------------
             DRUGS & MEDICAL PRODUCTS - 3.1%
   130,000   Becton, Dickinson & Co. ............................................     5,638,750
                                                                                   ------------
             ENERGY - 2.7%
    55,300   Triton Energy Ltd.*.................................................     2,682,050
    73,091   Union Pacific Resources Group, Inc. ................................     2,137,912
                                                                                   ------------
                                                                                      4,819,962
                                                                                   ------------
             FOOD SERVICES - 3.2%
   127,700   McDonald's Corp. ...................................................     5,778,425
                                                                                   ------------
             INSURANCE - 6.6%
    60,000   ACE Ltd. ...........................................................     3,607,500
   138,600   EXEL Ltd. ..........................................................     5,249,475
    15,400   Transamerica Corp. .................................................     1,216,600
    41,200   Travelers Group, Inc. ..............................................     1,869,450
                                                                                   ------------
                                                                                     11,943,025
                                                                                   ------------
             MANUFACTURING - 2.3%
    54,700   Catepillar, Inc.....................................................     4,116,175
                                                                                   ------------
             METALS & MINING - 3.2%
   196,100   Freeport McMoRan Copper & Gold (Class B)............................     5,858,487
                                                                                   ------------
             MISCELLANEOUS FINANCIAL SERVICES - 12.1%
    57,200   American Express Co. ...............................................     3,231,800
   161,000   Countrywide Credit Industries, Inc. ................................     4,608,625
    77,500   Federal Home Loan Mortgage Corp. ...................................     8,534,687
   145,900   Federal National Mortgage Assoc. ...................................     5,434,775
                                                                                   ------------
                                                                                     21,809,887
                                                                                   ------------
             PAPER PRODUCTS - 1.9%
    80,000   Champion International Corp. .......................................     3,460,000
                                                                                   ------------
             PRINTING/PUBLISHING - .8%
    45,600   Donnelly (R.R.) & Sons Co. .........................................     1,430,700
                                                                                   ------------

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                              VALUE
----------                                                                         ------------
             COMMON STOCKS (CONTINUED)
             RAILROADS - 2.9%
    86,300   Union Pacific Corp. ................................................  $  5,188,788
                                                                                   ------------
             REAL ESTATE - .6%
       811   Security Capital Group, Inc. (A)....................................     1,009,517
                                                                                   ------------
             TECHNOLOGY - 5.9%
    29,300   Intel Corp. ........................................................     3,836,469
   190,600   National Semiconductor Corp.*.......................................     4,645,875
    75,000   Unitrode Corp.*.....................................................     2,203,125
                                                                                   ------------
                                                                                     10,685,469
                                                                                   ------------
             TELECOMMUNICATIONS - 3.9%
    30,000   Sprint Corp. .......................................................     1,196,250
   456,000   Tele-Communications, Inc. (Class A) *...............................     5,956,500
                                                                                   ------------
                                                                                      7,152,750
                                                                                   ------------
            Total Common Stocks (cost - $115,007,880)........................      $154,385,835
                                                                                   ------------

            Total Investments (cost - $141,697,788)...................  100.3%     $181,309,368
            Other Liabilities in Excess of Other Assets...............   (0.3)         (581,274)
                                                                        -----      ------------
              Total Net Assets........................................  100.0%     $180,728,094
                                                                        =====      ============

---------------

* Non-income producing security.

(A) Restricted Securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                      DATE OF         PAR                   AVERAGE     FAIR VALUE AS OF
                     DESCRIPTION                    ACQUISITION      AMOUNT      SHARES      COST       DECEMBER 31, 1996
    ---------------------------------------------------------------------------------------------------------------------
    Security Capital Group, Inc. 12.00%, 6/30/14      9/16/94       $614,371        --       $  91           $   120
    Security Capital Group, Inc. Common Stock         9/16/94             --       811         949             1,245

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

ASSETS
Investments, at value (cost - $141,697,788)....................................  $181,309,368
Cash...........................................................................         6,937
Receivable from investments sold...............................................     1,047,817
Receivable from fund shares sold...............................................       329,292
Dividends receivable...........................................................       123,034
Interest receivable............................................................       110,591
Other assets...................................................................         7,932
                                                                                 ------------
  Total Assets.................................................................   182,934,971
                                                                                 ------------

LIABILITIES
Payable for investments purchased..............................................     1,897,083
Investment advisory fee payable................................................       137,907
Payable for fund shares redeemed...............................................       132,215
Other payables and accrued expenses............................................        39,672
                                                                                 ------------
  Total Liabilities............................................................     2,206,877
                                                                                 ------------
  Total Net Assets.............................................................  $180,728,094
                                                                                 ============

NET ASSETS
Par value ($.01 per share).....................................................  $     49,914
Paid-in-capital in excess of par...............................................   132,265,145
Accumulated undistributed net investment income................................     2,161,818
Accumulated undistributed net realized gain on investments.....................     6,639,637
Net unrealized appreciation on investments.....................................    39,611,580
                                                                                 ------------
  Total Net Assets.............................................................  $180,728,094
                                                                                 ============

Fund shares outstanding........................................................     4,991,370
                                                                                 ------------

Net asset value per share......................................................  $      36.21
                                                                                 ============

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Dividends.....................................................................  $ 1,924,873
  Interest......................................................................    1,333,194
                                                                                  -----------
     Total investment income....................................................    3,258,067
                                                                                  -----------

OPERATING EXPENSES
  Investment advisory fees (note 2A)............................................      972,381
  Custodian fees (note 1G)......................................................       31,020
  Trustees' fees and expenses...................................................       25,790
  Reports and notices to shareholders...........................................       21,135
  Auditing, consulting and tax return preparation fees..........................       13,434
  Transfer and dividend disbursing agent fees...................................       11,151
  Legal fees....................................................................        9,476
  Miscellaneous.................................................................       23,141
                                                                                  -----------
     Total operating expenses...................................................    1,107,528

     Less: Investment advisory fees waived (note 2A)............................       (8,220)

     Less: Expense offset arrangement (note 1G).................................       (3,060)
                                                                                  -----------

          Net operating expenses................................................    1,096,248
                                                                                  -----------

          Net investment income.................................................    2,161,819
                                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

  Net realized gain on investments..............................................    6,639,637

  Net change in unrealized appreciation (depreciation) on investments...........   18,285,659
                                                                                  -----------

     Net realized gain and change in unrealized appreciation (depreciation) on
      investments...............................................................   24,925,296
                                                                                  -----------

Net increase in net assets resulting from operations............................  $27,087,115
                                                                                  ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED            YEAR ENDED
                                                             DECEMBER 31, 1996     DECEMBER 31, 1995
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................    $   2,161,819          $ 1,378,069
Net realized gain on investments...........................        6,639,637            1,023,914
Net change in unrealized appreciation (depreciation) on
  investments..............................................       18,285,659           23,901,028
                                                                ------------          -----------
     Net increase in net assets resulting from
       operations..........................................       27,087,115           26,303,011
                                                                ------------          -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................       (1,378,070)            (360,801)
Net realized gains.........................................         (878,874)                  --
                                                                ------------          -----------
     Total dividends and distributions to shareholders.....       (2,256,944)            (360,801)
                                                                ------------          -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       79,297,599           27,913,098
Reinvestment of dividends and distributions................        2,256,944              360,801
Cost of shares redeemed....................................      (24,844,767)          (9,971,333)
                                                                ------------          -----------
     Net increase in net assets from fund share
       transactions........................................       56,709,776           18,302,566
                                                                ------------          -----------

          Total increase in net assets.....................       81,539,947           44,244,776

NET ASSETS
Beginning of year..........................................       99,188,147           54,943,371
                                                                ------------          -----------

End of year (including undistributed net investment income
  of $2,161,818 and $1,378,069, respectively)..............    $ 180,728,094          $99,188,147
                                                                ============          ===========

SHARES ISSUED AND REDEEMED
Issued.....................................................        2,403,077            1,016,970
Issued in reinvestment of dividends and distributions......           73,016               15,866
Redeemed...................................................         (775,472)            (379,452)
                                                                ------------          -----------
     Net increase..........................................        1,700,621              653,384
                                                                ============          ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust) was organized on May 12, 1994, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio (the "Portfolio"), the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital or tax return of capital. At December 31, 1996, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter.

     The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expense offsets) of average daily net assets on an annual basis.

  (B) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1996 amounted to $107,123, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $61,183.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term securities, were $84,349,690 and $30,263,820, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $40,341,986, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $730,406 and net unrealized appreciation for Federal income tax purposes is $39,611,580. Federal income tax cost basis of portfolio securities is $141,697,788 at December 31, 1996.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(5) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             YEAR ENDED           YEAR ENDED        SEPTEMBER 16, 1994(1)
                                          DECEMBER 31, 1996    DECEMBER 31, 1995    TO DECEMBER 31, 1994
                                          -----------------    -----------------    ---------------------
Net asset value, beginning of period...     $       30.14         $     20.83            $     21.80
                                              -----------          ----------              ---------

Income from investment operations:
Net investment income..................              0.43                0.42                   0.14
Net realized and unrealized gain (loss)
  on investments.......................              6.31                9.02                  (1.11)
                                              -----------          ----------              ---------
  Total from investment operations.....              6.74                9.44                  (0.97)
                                              -----------          ----------              ---------

Dividends and distributions to
  shareholders:
Dividends to shareholders from net
  investment income....................             (0.41)              (0.13)                    --
Distributions to shareholders from net
  realized capital gains...............             (0.26)                 --                     --
                                              -----------          ----------              ---------
  Total dividends and distributions to
     shareholders......................             (0.67)              (0.13)                  0.00
                                              -----------          ----------              ---------

Net asset value, end of period.........     $       36.21         $     30.14            $     20.83
                                              ===========          ==========              =========

Total return(2)........................             22.8%               45.6%                  (4.4%)
                                              ===========          ==========              =========

Net assets, end of period..............     $ 180,728,094         $99,188,147            $54,943,371
                                              -----------          ----------              ---------

Ratio of net operating expenses to
  average net assets(6)................             0.84%(4,5)          0.66%                  0.66%(3)
                                              -----------          ----------              ---------

Ratio of net investment income to
  average net assets(6)................             1.66%(4)            1.85%                  2.34%(3)
                                              -----------          ----------              ---------

Portfolio turnover rate................               27%                 22%                     8%
                                              -----------          ----------              ---------

Average commission rate................     $      0.0592                  --                     --
                                              -----------          ----------              ---------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $130,347,107.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 0.85% and 1.65%, respectively, for the year ended December 31, 1996, 0.74% and 1.77%, respectively, for the year ended December 31, 1995 and 0.96% and 2.04%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
OCC Accumulation Trust -- Managed Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

PRINCIPAL
 AMOUNT                                                                                 VALUE
---------                                                                             ----------
             U.S. TREASURY NOTES AND BONDS - 35.6%
$175,000..   5.75%, 10/31/97......................................................    $  175,247
525,000..    6.50%, 10/15/06......................................................       527,872
175,000..    7.25%, 8/15/22.......................................................       185,117
                                                                                      ----------
             Total U.S. Treasury Notes and Bonds (cost - $911,980)................    $  888,236
                                                                                      ----------
             MORTGAGE-RELATED SECURITIES - 34.5%
$  80,682    Federal Home Loan Mortgage Corp.,
             8.50%, 10/15/19......................................................    $   81,942
             Federal National Mortgage Assoc.,
  177,953    6.50%, 5/1/26........................................................       169,723
  196,302    7.00%, 1/1/10........................................................       197,283
  154,262    8.00%, 8/1/24........................................................       157,492
    8,207    9.00%, 8/1/02........................................................         8,553
   20,111    9.50%, 12/1/06.......................................................        21,135
   73,983    9.50%, 12/1/19.......................................................        80,248
  141,214    Government National Mortgage Assoc.,
             8.50%, 3/15/25.......................................................       146,684
                                                                                      ----------
             Total Mortgage-Related Securities (cost - $841,948)..................    $  863,060
                                                                                      ----------

             CORPORATE NOTES & BONDS - 26.5%
             AUTOMOTIVE - 4.3%
$ 100,000    General Motors Acceptance Corp., 8.25%, 2/24/04......................    $  107,161
                                                                                      ----------
             CONGLOMERATES - 4.3%
  100,000    General Electric Capital Corp., 8.375%, 3/1/01.......................       106,652
                                                                                      ----------
             MISCELLANEOUS FINANCIAL SERVICES - 17.9%
  125,000    Associates Corp., N.A., 5.25%, 3/30/00...............................       120,684
  100,000    BarclaysAmerican Corp., 7.875%, 8/15/98..............................       102,535
  100,000    Household Finance Corp., 6.875%, 3/1/03..............................       100,509
  125,000    International Lease Finance Corp., 6.125%, 11/1/99...................       123,714
                                                                                      ----------
                                                                                         447,442
                                                                                      ----------
             Total Corporate Notes & Bonds (cost - $648,295)......................    $  661,255
                                                                                      ----------
             Total Investments (cost - $2,402,223).......................     96.6%   $2,412,551
             Other Assets in Excess of Other Liabilities.................      3.4        84,895
                                                                             -----    ----------
             Total Net Assets............................................    100.0%   $2,497,446
                                                                             =====    ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

ASSETS
Investments, at value (cost - $2,402,223)........................................  $2,412,551
Cash.............................................................................      71,315
Interest receivable..............................................................      32,400
Other assets.....................................................................         393
                                                                                   ----------
  Total Assets...................................................................   2,516,659
                                                                                   ----------

LIABILITIES
Investment advisory fee payable..................................................       3,750
Other payables and accrued expenses..............................................      15,463
                                                                                   ----------
  Total Liabilities..............................................................      19,213
                                                                                   ----------
  Total Net Assets...............................................................  $2,497,446
                                                                                   ==========

NET ASSETS
Par value ($.01 per share).......................................................  $    2,629
Paid-in-capital in excess of par.................................................   2,473,650
Accumulated undistributed net realized gain on investments.......................      10,839
Net unrealized appreciation on investments.......................................      10,328
                                                                                   ----------
  Total Net Assets...............................................................  $2,497,446
                                                                                   ==========

Fund shares outstanding..........................................................     262,938
                                                                                   ----------

Net asset value per share........................................................  $     9.50
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Interest.......................................................................  $ 323,750
                                                                                    --------

OPERATING EXPENSES
  Investment advisory fees (note 2)..............................................     24,157
  Custodian fees (note 1G).......................................................     17,341
  Auditing, consulting and tax return preparation fees...........................     10,226
  Transfer and dividend disbursing agent fees....................................      9,082
  Legal fees.....................................................................      1,918
  Reports and notices to shareholders............................................      1,335
  Miscellaneous..................................................................      3,917
                                                                                    --------
     Total operating expenses....................................................     67,976
     Less: Investment advisory fees waived (note 2)..............................    (18,557)
     Less: Expense offset arrangement (note 1G)..................................     (1,195)
                                                                                    --------
          Net operating expenses.................................................     48,224
                                                                                    --------
          Net investment income..................................................    275,526
                                                                                    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
  Net realized gain on investments...............................................     10,977
  Net change in unrealized appreciation (depreciation) on investments............   (184,990)
                                                                                    --------
     Net realized gain and change in unrealized appreciation (depreciation) on
      investments................................................................   (174,013)
                                                                                    --------
Net increase in net assets resulting from operations.............................  $ 101,513
                                                                                    ========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED            YEAR ENDED
                                                             DECEMBER 31, 1996     DECEMBER 31, 1995
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................     $   275,526           $   244,328
Net realized gain on investments...........................          10,977                79,769
Net change in unrealized appreciation (depreciation) on
  investments .............................................        (184,990)              269,489
                                                                -----------           -----------
     Net increase in net assets resulting from
       operations..........................................         101,513               593,586
                                                                -----------           -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................        (275,526)             (244,328)
Net realized gains.........................................         (75,648)                   --
                                                                -----------           -----------
     Total dividends and distributions to shareholders.....         351,174              (244,328)
                                                                -----------           -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       1,066,456             1,574,585
Reinvestment of dividends and distributions................         350,959               242,735
Cost of shares redeemed....................................      (2,954,763)           (1,537,477)
                                                                -----------           -----------
     Net increase (decrease) in net assets from fund share
       transactions........................................      (1,537,348)              279,843
                                                                -----------           -----------

          Total increase (decrease) in net assets..........      (1,787,009)              629,101

NET ASSETS
Beginning of year..........................................       4,284,455             3,655,354
                                                                -----------           -----------
End of year (including undistributed net investment income
  of $0 and $0, respectively)..............................     $ 2,497,446           $ 4,284,455
                                                                ===========           ===========

SHARES ISSUED AND REDEEMED
Issued.....................................................         107,627               165,081
Issued in reinvestment of dividends and distributions......          36,654                25,011
Redeemed...................................................        (310,084)             (158,718)
                                                                -----------           -----------
     Net increase (decrease)...............................        (165,803)               31,374
                                                                ===========           ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust) was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio (the "Portfolio"), the U. S. Government Income Portfolio and the Money Market Portfolio. The Trust filed an application with the Securities and Exchange Commission for an Order approving the substitution of shares of the U.S. Government series for shares of the Bond series. Notice of the Application was published January 29, 1997. If the order is issued, the substitution will be effected shortly thereafter. OpCap Advisors, (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital or tax return of capital. At December 31, 1996, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .50%.

     The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expense offsets) of average daily net assets on an annual basis.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term securities, were $6,205,620 and $7,630,072, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $35,184, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $24,856 and net unrealized appreciation for Federal income tax purposes is $10,328. Federal income tax cost basis of portfolio securities is $2,402,223 at December 31, 1996.

(5) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(5) SUBSEQUENT EVENT (CONTINUED)
PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                             OCC ACCUMULATION TRUST
                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             YEAR ENDED            YEAR ENDED         SEPTEMBER 16, 1994(1)
                                          DECEMBER 31, 1996     DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                          -----------------     -----------------     ---------------------
Net asset value, beginning of period....     $      9.99           $      9.20             $      9.40

Income from investment operations:
Net investment income...................            0.54                  0.58                    0.17
Net realized and unrealized gain (loss)
  on investments........................           (0.34)                 0.79                   (0.20)
                                              ----------            ----------              ----------
  Total from investment operations......            0.20                  1.37                   (0.03)
                                              ----------            ----------              ----------

Dividends and distributions to
  shareholders:
Dividends to shareholders from net
  investment income.....................           (0.54)                (0.58)                  (0.17)
Distributions to shareholders from net
  realized capital gains................           (0.15)                   --                      --
                                              ----------            ----------              ----------
  Total dividends and distributions to
     shareholders.......................           (0.69)                (0.58)                  (0.17)
                                              ----------            ----------              ----------

Net asset value, end of period..........     $      9.50           $      9.99             $      9.20
                                              ==========            ==========              ==========

Total return(2).........................            2.2%                 15.2%                   (0.3%)
                                              ==========            ==========              ==========

Net assets, end of period...............     $ 2,947,446           $ 4,284,455             $ 3,655,354
                                              ----------            ----------              ----------

Ratio of net operating expenses to
  average net assets(6).................           1.02%(4,5)            1.00%                   1.00%(3)
                                              ----------            ----------              ----------

Ratio of net investment income to
  average net assets(6).................           5.70%(4)              5.95%                   6.26%(3)
                                              ----------            ----------              ----------

Portfolio turnover rate.................            138%                  134%                      7%
                                              ----------            ----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $4,831,393.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.41% and 5.29%, respectively, for the year ended December 31, 1996, 1.52% and 5.43%, respectively, for the year ended December 31, 1995 and 2.05% and 5.21%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
OCC ACCUMULATION TRUST -- BOND PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                            ----------
              U.S. GOVERNMENT AGENCY NOTES - 28.5%
              Federal Home Loan Bank,
$ 105,000     5.21%, 2/13/97.....................................................    $  104,347
  125,000     5.42%, 1/2/97......................................................       124,981
              Federal Home Loan Mortgage Corp.,
   30,000     5.21%, 1/27/97.....................................................        29,887
  615,000     5.40%, 1/2/97......................................................       614,908
  120,000     5.42%, 1/3/97......................................................       119,964
  195,000     5.52%, 1/8/97......................................................       194,791
              Federal National Mortgage Assoc.,
   10,000     5.36%, 2/18/97.....................................................         9,928
  305,000     5.42%, 1/17/97.....................................................       304,265
                                                                                     ----------
              Total U.S. Government Agency Notes (amortized cost - $1,503,071)...    $1,503,071
                                                                                     ----------
              SHORT-TERM CORPORATE NOTES - 71.6%
              AUTOMOTIVE - 7.2%
$ 130,000     Daimer-Benz North America Corp., 5.30%, 3/14/97....................    $  128,622
  125,000     Ford Motor Credit Co., 5.41%, 3/31/97..............................       123,328
  130,000     General Motors Acceptance Corp., 5.30%, 6/23/97....................       126,689
                                                                                     ----------
                                                                                        378,639
                                                                                     ----------
              BANKING - 19.8%
  150,000     Abbey National North America, 5.33%, 3/11/97.......................       148,468
  150,000     ABN-Amro North America Finance Inc., 5.40%, 3/6/97.................       148,560
  100,000     Bayerische Vereinsbank AG, 5.33%, 1/8/97...........................        99,896
  100,000     Commerzbank U.S. Finance Inc., 5.33%, 2/28/97......................        99,141
  150,000     Morgan (J.P.) & Co., Inc., 5.36%, 1/7/97...........................       149,866
  110,000     Societe Generale N.A. Inc., 5.50%, 2/18/97.........................       110,000
  150,000     Svenska Handelsbanken Inc., 5.53%, 1/16/97.........................       149,654
  140,000     Toronto-Dominion Holdings USA Inc., 5.30%, 2/5/97..................       139,279
                                                                                     ----------
                                                                                      1,044,864
                                                                                     ----------
              CHEMICALS - 2.8%
  150,000     U.S. Borax & Chemical Corp., 5.42%, 2/24/97........................       148,781
                                                                                     ----------
              CONGLOMERATES - 2.1%
  110,000     General Electric Capital Corp., 5.45%, 2/26/97.....................       109,067
                                                                                     ----------
              ENTERTAINMENT - 2.0%
  105,000     Walt Disney Co., 5.30%, 1/6/97.....................................       104,923
                                                                                     ----------
              MACHINERY/ENGINEERING - 5.1%
  120,000     Deere (John) Capital Corp., 5.30%, 4/14/97.........................       118,180
  150,000     Pitney Bowes Credit Corp., 5.70%, 1/15/97..........................       149,668
                                                                                     ----------
                                                                                        267,848
                                                                                     ----------

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

PRINCIPAL
 AMOUNT                                                                                VALUE
--------                                                                             ----------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
              MISCELLANEOUS FINANCIAL SERVICES - 22.4%
$ 129,000     American Express Credit Corp., 5.30%, 1/2/97.......................    $  128,981
  110,000     Beneficial Corp., 5.31%, 7/14/97...................................       106,852
  140,000     Cheltenham & Gloucester Building Society PLC, 5.26%, 3/24/97.......       138,323
  100,000     Eksportfinans A/S, 5.39%, 2/18/97..................................        99,281
  150,000     Goldman Sachs Group L.P., 5.43%, 1/13/97...........................       149,729
  150,000     Household Finance Corp., 5.42%, 1/6/97.............................       149,887
  130,000     Merrill Lynch & Co., Inc., 5.34%, 1/21/97..........................       129,614
  130,000     Morgan Stanley Group, Inc., 5.43%, 1/15/97.........................       129,726
  150,000     USAA Capital Corp., 5.32%, 2/24/97.................................       148,803
                                                                                     ----------
                                                                                      1,181,196
                                                                                     ----------
              SOVEREIGN - 2.8%
  150,000     Sweden (Kingdom of), 5.30%, 2/3/97.................................       149,271
                                                                                     ----------
              TECHNOLOGY - 5.2%
  130,000     IBM Credit Corp., 5.28%, 3/17/97...................................       128,570
  150,000     Motorola Credit Corp., 5.23%, 2/20/97..............................       148,910
                                                                                     ----------
                                                                                        277,480
                                                                                     ----------
              TELECOMMUNICATIONS - 2.2%
  120,000     Ameritech Corp., 5.30%, 3/31/97....................................       118,428
                                                                                     ----------
              Total Short-Term Corporate Notes (amortized cost - $3,780,497).....    $3,780,497
                                                                                     ----------
              Total Investments (amortized cost - $5,283,568)............  100.1%    $5,283,568
              Other Liabilities in Excess of Other Assets................   (0.1)        (4,526)
                                                                           -----     ----------
              Total Net Assets...........................................  100.0%    $5,279,042
                                                                           =====      =========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

ASSETS
Investments, at value (amortized cost - $5,283,568)..............................  $5,283,568
Cash.............................................................................      10,094
Interest receivable..............................................................       2,235
Other assets.....................................................................         331
                                                                                   ----------
  Total Assets...................................................................   5,296,228
                                                                                   ----------

LIABILITIES
Investment advisory fee payable..................................................       1,090
Payable for fund shares redeemed.................................................         446
Other payables and accrued expenses..............................................      15,650
                                                                                   ----------
  Total Liabilities..............................................................      17,186
                                                                                   ----------
  Total Net Assets...............................................................  $5,279,042
                                                                                   ==========

NET ASSETS
Par value ($.01 per share).......................................................  $   52,791
Paid-in-capital in excess of par.................................................   5,226,264
Accumulated net realized loss on investments.....................................         (13)
                                                                                   ----------
  Total Net Assets...............................................................  $5,279,042
                                                                                   ==========

Fund shares outstanding..........................................................   5,279,054
                                                                                   ----------

Net asset value per share........................................................  $     1.00
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Interest........................................................................  $222,268
                                                                                    --------

OPERATING EXPENSES
  Investment advisory fees (note 2)...............................................    16,388
  Custodian fees (note 1G)........................................................    10,779
  Auditing, consulting and tax return preparation fees............................    10,309
  Transfer and dividend disbursing agent fees.....................................     9,066
  Legal fees......................................................................     1,923
  Reports and notices to shareholders.............................................       951
  Miscellaneous...................................................................     3,703
                                                                                    --------
     Total operating expenses.....................................................    53,119

     Less: Investment advisory fees waived (note 2)...............................   (11,550)

     Less: Expense offset arrangement (note 1G)...................................      (717)
                                                                                    --------

          Net operating expenses..................................................    40,852
                                                                                    --------

          Net investment income...................................................   181,416

REALIZED LOSS ON INVESTMENTS - NET

  Net realized loss on investments................................................       (14)
                                                                                    --------

Net increase in net assets resulting from operations..............................  $181,402
                                                                                    ========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED            YEAR ENDED
                                                             DECEMBER 31, 1996     DECEMBER 31, 1995
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................     $   181,416           $   203,353
Net realized gain (loss) on investments....................             (14)                   47
                                                                -----------           -----------
     Net increase in net assets resulting from
       operations..........................................         181,402               203,400
                                                                -----------           -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................        (181,416)             (203,353)
Net realized gains.........................................             (46)                   --
                                                                -----------           -----------
     Total dividends and distributions to shareholders.....        (181,462)             (203,353)
                                                                -----------           -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       6,146,104             4,346,773
Reinvestment of dividends and distributions................         182,704               201,653
Cost of shares redeemed....................................      (5,405,790)           (3,711,915)
                                                                -----------           -----------
     Net increase in net assets from fund share
       transactions........................................         923,018               836,511
                                                                -----------           -----------

          Total increase in net assets.....................         922,958               836,558

NET ASSETS
Beginning of year..........................................       4,356,084             3,519,526
                                                                -----------           -----------
End of year (including undistributed net investment income
  of $0 and $0, respectively)..............................     $ 5,279,042           $ 4,356,084
                                                                ===========           ===========

SHARES ISSUED AND REDEEMED
Issued.....................................................       6,146,104             4,346,773
Issued in reinvestment of dividends and distributions......         182,704               201,653
Redeemed...................................................      (5,405,790)           (3,711,915)
                                                                -----------           -----------
     Net increase..........................................         923,018               836,511
                                                                ===========           ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust) was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio, and the Money Market Portfolio (the "Portfolio"). OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required. Federal income tax cost basis of portfolio securities is the same as for financial reporting purposes.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with the custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .40%.

     The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expense offsets) of average daily net assets on an annual basis.

(3) PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 1996, purchases and sales/maturities of investment securities, were $46,988,455 and $46,273,740, respectively.

(4) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             YEAR ENDED            YEAR ENDED         SEPTEMBER 16, 1994(1)
                                          DECEMBER 31, 1996     DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                          -----------------     -----------------     ---------------------
Net asset value, beginning of period....     $      1.00           $      1.00             $      1.00
Income from investment operations:
Net investment income...................            0.04                  0.05                    0.01
Net realized gain (loss) on
  investments...........................           (0.00)                 0.00                      --
                                              ----------            ----------              ----------
  Total from investment operations......            0.04                  0.05                    0.01
                                              ----------            ----------              ----------
Dividends and distributions to
  shareholders:
Dividends to shareholders from net
  investment income.....................           (0.04)                (0.05)                  (0.01)
Distributions to shareholders from net
  realized capital gains................           (0.00)                   --                      --
                                              ----------            ----------              ----------
  Total dividends and distributions to
     shareholders.......................           (0.04)                (0.05)                  (0.01)
                                              ----------            ----------              ----------
Net asset value, end of period..........     $      1.00           $      1.00             $      1.00
                                              ==========            ==========              ==========

Total return(2).........................            4.5%                  5.1%                    1.2%
                                              ==========            ==========              ==========

Net assets, end of period...............     $ 5,279,042           $ 4,356,084             $ 3,519,526
                                              ----------            ----------              ----------
Ratio of net operating expenses to
  average net assets(6).................           1.01%(4,5)            1.00%                   1.00%(3)
                                              ----------            ----------              ----------
Ratio of net investment income to
  average net assets(6).................           4.43%(4)              4.94%                   4.13%(3)
                                              ----------            ----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $4,097,126.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 1.30% and 4.13%, respectively, for the year ended December 31, 1996, 1.14% and 4.80%, respectively, for the year ended December 31, 1995 and 2.03% and 3.10%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
OCC Accumulation Trust -- Money Market Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------                                                                             ----------
             U.S. TREASURY NOTES - 36.3%
$  100,000     5.75%, 10/31/00....................................................     $   98,672
   475,000     6.50%, 8/15/97.....................................................        477,822
   390,000     6.50%, 10/15/06....................................................        392,133
   125,000     7.25%, 5/15/04.....................................................        131,523
   140,000     7.375%, 11/15/97...................................................        142,012
                                                                                       ----------
               Total U.S. Treasury Notes (cost - $1,242,934)......................     $1,242,162
                                                                                       ----------
             U.S. GOVERNMENT AGENCY NOTES - 62.0%
$   75,000   Federal Farm Credit Bank, 8.65%, 10/1/99.............................     $   79,629
             Federal Home Loan Bank,
    60,000     6.94%, 3/14/97.....................................................         60,169
   100,000     8.09%, 12/28/04....................................................        108,781
   155,000     8.60%, 8/25/99.....................................................        164,325
             Federal Home Loan Mortgage Corp.,
   175,000     6.22%, 3/24/03.....................................................        172,758
   125,000     7.75%, 11/7/01.....................................................        131,973
   150,000     8.115%, 1/31/05....................................................        163,266
             Federal National Mortgage Assoc.,
    60,000     5.375%, 6/10/98....................................................         59,597
    20,000     5.46%, 1/3/97......................................................         19,994
    20,000     5.46%, 1/7/97......................................................         19,982
   125,000     8.50%, 2/1/05......................................................        131,426
   230,000     8.80%, 7/25/97.....................................................        234,133
    55,000     9.20%, 6/10/97.....................................................         55,798
   150,000     9.20%, 9/11/00.....................................................        164,274
   150,000   Private Export Funding Corp., 9.10%, 10/30/98........................        157,868
             Student Loan Marketing Assoc.
    75,000     7.00%, 3/3/98......................................................         76,008
   100,000     7.20%, 11/9/00.....................................................        103,047
             Tennessee Valley Authority,
   150,000     6.00%, 11/1/00.....................................................        148,430
    65,000     8.375%, 10/1/99....................................................         68,554
                                                                                       ----------
               Total U.S. Government Agency Notes (cost - $2,103,674).............     $2,120,012
                                                                                       ----------

               Total Investments (cost - $3,346,608).......................   98.3%    $3,362,174
               Other Assets in Excess of Other Liabilities.................    1.7         59,824
                                                                             -----     ----------
               Total Net Assets............................................  100.0%    $3,421,998
                                                                             =====     ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

ASSETS
Investments, at value (cost - $3,346,608).......................................   $3,362,174
Cash............................................................................       11,662
Interest receivable.............................................................       63,513
Receivable from fund shares sold................................................        6,026
Other assets....................................................................          203
                                                                                   ----------
  Total Assets..................................................................    3,443,578
                                                                                   ----------

LIABILITIES
Investment advisory fee payable.................................................        4,337
Payable for fund shares redeemed................................................        1,988
Other payables and accrued expenses.............................................       15,255
                                                                                   ----------
  Total Liabilities.............................................................       21,580
                                                                                   ----------
  Total Net Assets..............................................................   $3,421,998
                                                                                   ==========

NET ASSETS
Par value ($.01 per share)......................................................   $    3,297
Paid-in-capital in excess of par................................................    3,411,026
Accumulated net realized loss on investments....................................       (7,891)
Net unrealized appreciation on investments......................................       15,566
                                                                                   ----------
  Total Net Assets..............................................................   $3,421,998
                                                                                   ==========

Fund shares outstanding.........................................................      329,735
                                                                                   ----------

Net asset value per share.......................................................   $    10.38
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Interest........................................................................   $153,307
                                                                                     --------

OPERATING EXPENSES
  Custodian fees (note 1G)........................................................     17,308
  Investment advisory fees (note 2)...............................................     14,797
  Auditing, consulting and tax return preparation fees............................     10,309
  Transfer and dividend disbursing agent fees.....................................      9,044
  Legal fees......................................................................      1,753
  Reports and notices to shareholders.............................................        737
  Miscellaneous...................................................................      3,802
                                                                                     --------
     Total operating expenses.....................................................     57,750

     Less: Investment advisory fees waived and expenses assumed (note 2)..........    (34,102)

     Less: Expense offset arrangement (note 1G)...................................       (394)
                                                                                     --------
          Net operating expenses..................................................     23,254
                                                                                     --------
          Net investment income...................................................    130,053
                                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

  Net realized loss on investments................................................     (7,891)

  Net change in unrealized appreciation (depreciation) on investments.............    (26,424)
                                                                                     --------

     Net realized loss and change in unrealized appreciation (depreciation) on
      investments.................................................................    (34,315)
                                                                                     --------

Net increase in net assets resulting from operations..............................   $ 95,738
                                                                                     ========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED         JANUARY 3, 1995(1)
                                                             DECEMBER 31, 1996    TO DECEMBER 31, 1995
                                                             -----------------    --------------------
OPERATIONS
Net investment income.....................................      $   130,053            $   46,710
Net realized gain (loss) on investments...................           (7,891)                7,795
Net change in unrealized appreciation (depreciation) on
  investments.............................................          (26,424)               41,990
                                                             -----------------    --------------------
     Net increase in net assets resulting from
       operations.........................................           95,738                96,495
                                                             -----------------    --------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.....................................         (130,053)              (46,710)
Net realized gains........................................               --                (7,795)
                                                             -----------------    --------------------
     Total dividends and distributions to shareholders....         (130,053)              (54,505)
                                                             -----------------    --------------------

FUND SHARE TRANSACTIONS
Net proceeds from sales...................................        2,180,216             1,442,074
Reinvestment of dividends and distributions...............          130,663                53,894
Cost of shares redeemed...................................         (297,024)              (95,500)
                                                             -----------------    --------------------
     Net increase in net assets from fund share
       transactions.......................................        2,013,855             1,400,468
                                                             -----------------    --------------------

          Total increase in net assets....................        1,979,540             1,442,458

NET ASSETS
Beginning of period.......................................        1,442,458                     0
                                                             -----------------    --------------------
End of period (including undistributed net investment
  income of $0 and $0, respectively)......................      $ 3,421,998            $1,442,458
                                                             ==============       ===============

SHARES ISSUED AND REDEEMED
Issued....................................................          209,939               139,749
Issued in reinvestment of dividends and distributions.....           12,589                 5,140
Redeemed..................................................          (28,592)               (9,090)
                                                             -----------------    --------------------
     Net increase.........................................          193,936               135,799
                                                             ==============       ===============

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S GOVERNMENT INCOME PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust) was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended, as a diversified, open-ended management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U.S. Government Income Portfolio (the "Portfolio") and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The U.S. Government Income Portfolio one of the Trust's seven portfolios, commenced operations on January 3, 1995. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital or tax return of capital. At December 31, 1996, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% (net of expense offsets) of average daily net assets on an annual basis.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term securities, were $2,669,452 and $705,798, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $22,879, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $9,001 and net unrealized appreciation for Federal income tax purposes is $13,878. Federal income tax cost basis of portfolio securities is $3,348,296 at December 31, 1996.

(5) CAPITAL LOSS CARRY-FORWARD

     For the year ended December 31, 1996, the Portfolio incurred net realized capital losses of $6,203 which are available as a reduction against future net capital gains realized before the end of fiscal year 2004 to the extent provided by regulations. To the extent that this capital loss carry-forward is used to offset future net capital gains, it is possible that gains so offset will not be distributed to shareholders.

(6) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(6) SUBSEQUENT EVENT (CONTINUED)
Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                             YEAR ENDED         JANUARY 3, 1995(1)
                                                          DECEMBER 31, 1996    TO DECEMBER 31, 1995
                                                          -----------------    --------------------
Net asset value, beginning of period...................      $     10.62            $    10.00
                                                              ----------            ----------

Income from investment operations:
Net investment income..................................             0.55                  0.60
Net realized and unrealized gain (loss) on
  investments..........................................            (0.24)                 0.68
                                                              ----------            ----------
  Total from investment operations.....................             0.31                  1.28
                                                              ----------            ----------

Dividends and distributions to shareholders:
Dividends to shareholders from net investment income...            (0.55)                (0.60)
Distributions to shareholders from net realized capital
  gains................................................               --                 (0.06)
                                                              ----------            ----------
  Total dividends and distributions to shareholders....            (0.55)                (0.66)
                                                              ----------            ----------

Net asset value, end of period.........................      $     10.38            $    10.62
                                                              ==========            ==========

Total return(2)........................................             3.0%                 13.1%
                                                              ==========            ==========

Net assets, end of period..............................      $ 3,421,998            $1,442,458
                                                              ----------            ----------

Ratio of net operating expenses to average net
  assets(6)............................................            0.96%(4,5)            0.75%(3)
                                                              ----------            ----------

Ratio of net investment income to average net
  assets(6)............................................            5.27%(4)              5.75%(3)
                                                              ----------            ----------

Portfolio turnover rate................................              31%                   65%
                                                              ----------            ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1996 were $2,466,244.

(5) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(6) During the periods presented above, the Adviser waived all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income to average daily net assets would have been 2.34% and 3.87%, respectively, for the year ended December 31, 1996, and 4.73% and 1.77%, annualized, respectively for the period January 3, 1995 (commencement of operations) to December 31, 1995.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
OCC Accumulation Trust -- U.S. Government Income Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Government Income Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period January 3, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

PRINCIPAL
  AMOUNT                                                                               VALUE
----------                                                                          -----------
             U.S. GOVERNMENT AGENCY NOTES - 9.3%
US$1,585,000 Federal Home Loan Bank, 5.25%, 1/2/97 (cost - $1,584,769)..........    $ 1,584,769
                                                                                        -------
             CONVERTIBLE CORPORATE NOTES - 1.1%
             HONG KONG - .2%
             BANKING - .2%
    40,000   Bangkok Bank Public Co., 3.25%, 3/3/04.............................    $    39,150
                                                                                        -------
             JAPAN - .9%
             BANKING - .9%
   130,000   Mitsubishi Bank Ltd., 3.50%, 11/30/02..............................        138,450
                                                                                        -------
             Total Convertible Corporate Notes (cost-$188,795)..................    $   177,600
                                                                                        -------

  SHARES
             COMMON STOCKS - 87.2%
             AUSTRALIA - .6%
             PAPER PRODUCTS - .6%
    17,000   WMC Ltd. ..........................................................    $   107,154
                                                                                        -------
             AUSTRIA - .3%
             AIRPORTS - .3%
       900   Flughafen Wein AG..................................................         45,879
                                                                                        -------
             BERMUDA - 4.5%
             INSURANCE - 4.5%
    12,200   ACE Ltd. ..........................................................        733,525
       800   EXEL Ltd. .........................................................         30,300
                                                                                        -------
                                                                                        763,825
                                                                                        -------
             BRAZIL - 1.5%
             BANKING - .6%
     6,000   Bompreco Supermecados Norde*.......................................        108,000
                                                                                        -------
             PAPER PRODUCTS - .3%
     6,200   Aracruz Celulose SA................................................         51,150
                                                                                        -------
             TEXTILES/APPAREL - .3%
       150   Compahnia de Tecidos Norte de Minas-Conteminas.....................         47,870
                                                                                        -------
             TOBACCO/BEVERAGES/FOOD PRODUCTS - .3%
        90   Compahnia Cervejaria Brahma........................................         49,196
                                                                                        -------
             Total Brazilian Common Stocks......................................        256,216
                                                                                        -------
             CANADA - 2.1%
             ELECTRONICS - .5%
    11,000   CAE, Inc. .........................................................         83,145
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
                                                                                      -------
             COMMON STOCKS (CONTINUED)
             CANADA (CONTINUED)
             ENERGY - .6%
     1,600   Precision Drilling Corp.*..........................................    $    55,737
     1,100   Suncor, Inc. ......................................................         45,468
                                                                                        -------
                                                                                        101,205
                                                                                        -------
             PRINTING/PUBLISHING - .3%
     2,150   Thomson Corp. .....................................................         47,261
                                                                                        -------
             SECURITY/INVESTIGATION - .4%
     3,500   Unican Security Systems Ltd. ......................................         77,704
                                                                                        -------
             TRANSPORTATION - .3%
     1,875   Canadian Pacific Ltd. .............................................         49,638
                                                                                        -------
             Total Canadian Common Stocks.......................................        358,953
                                                                                        -------
             CZECHOSLOVAKIA - .5%
             TELECOMMUNICATIONS - .5%
       700   SPT Telekom AS*....................................................         87,149
                                                                                        -------
             FINLAND - 1.7%
             DRUGS/MEDICAL PRODUCTS - .3%
     7,600   Oy Tamro AB........................................................         50,722
                                                                                        -------
             TELECOMMUNICATIONS - 1.4%
     4,000   Oy Nokia AB........................................................        231,304
                                                                                        -------
             Total Finnish Common Stocks........................................        282,026
                                                                                        -------
             FRANCE - 3.5%
             ELECTRONICS - .3%
     1,159   Schneider SA.......................................................         53,589
                                                                                        -------
             ENERGY - .7%
     1,516   Total SA...........................................................        123,302
                                                                                        -------
             INSURANCE - 1.1%
     1,500   AXA................................................................         95,404
     2,400   Scor SA............................................................         84,417
                                                                                        -------
                                                                                        179,821
                                                                                        -------
             MANUFACTURING - .4%
     1,356   Michelin (CGDE)....................................................         73,203
                                                                                        -------
             MISCELLANEOUS FINANCIAL SERVICES - .1%
       800   Compagnie Financiere de Paris......................................         24,100
                                                                                        -------
             POWER/UTILITIES - .5%
       632   Compagnie Generale des Eaux........................................         78,323
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
                                                                                      -------
             COMMON STOCKS (CONTINUED)
             FRANCE (CONTINUED)
             TECHNOLOGY - .4%
     1,000   SGS-Thomson Microelectronics N.V.*.................................    $    70,733
                                                                                        -------
             Total French Common Stocks.........................................        603,071
                                                                                        -------
             GERMANY - 3.3%
             CHEMICALS - .7%
       900   SGL Carbon AG......................................................        113,465
                                                                                        -------
             COMPUTER SERVICES - .8%
     1,000   SAP AG.............................................................        136,145
                                                                                        -------
             CONSUMER PRODUCTS - .7%
     1,300   Adidas AG..........................................................        112,360
                                                                                        -------
             DRUGS/MEDICAL PRODUCTS - .4%
     1,150   Gehe AG............................................................         73,613
                                                                                        -------
             INSURANCE - .7%
       160   Koelnische Rueckversicherungs AG...................................        119,574
                                                                                        -------
             Total German Common Stocks.........................................        555,157
                                                                                        -------
             HONG KONG - 1.4%
             BANKING - .6%
   180,000   Manhattan Credit Card Co., Ltd. ...................................         91,344
                                                                                        -------
             CONSUMER PRODUCTS - .6%
   280,000   Yue Yuen Industrial Holdings.......................................        106,794
                                                                                        -------
             WHOLESALE - .2%
   110,000   China Hong Kong Photo Products Holdings Ltd. ......................         36,977
                                                                                        -------
             Total Hong Kong Common Stocks......................................        235,115
                                                                                        -------
             HUNGARY - 1.0%
             CONGLOMERATES - .5%
    10,450   Benpres Holdings Corp.*............................................         84,835
                                                                                        -------
             DRUGS/MEDICAL PRODUCTS - .5%
     1,550   Gedeon Richter Ltd., GDR...........................................         90,025
                                                                                        -------
             Total Hungarian Common Stocks......................................        174,860
                                                                                        -------
             INDONESIA - .1%
             WHOLESALE - .1%
    15,000   PT Tigaraksa Satria................................................         20,957
                                                                                        -------
             ITALY - 1.6%
             CONSUMER PRODUCTS - .8%
     6,500   Bulgari S.p.A. ....................................................        131,971
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
  ------                                                                              -------
             COMMON STOCKS (CONTINUED)
             ITALY (CONTINUED)
             TELECOMMUNICATIONS - .8%
    32,000   Telecom Italia S.p.A. .............................................    $    62,439
    49,000   Telecom Italia Mobile S.p.A.*......................................         69,931
                                                                                        -------
                                                                                        132,370
                                                                                        -------
             Total Italian Common Stocks........................................        264,341
                                                                                        -------
             JAPAN - 9.5%
             AUTOMOTIVE - 1.0%
     6,000   Calsonic Corp. ....................................................         33,365
     3,000   Honda Motor Co., Ltd. .............................................         85,744
     4,000   Murakami Corp. ....................................................         47,319
                                                                                        -------
                                                                                        166,428
                                                                                        -------
             BANKING - .9%
       600   Aeon Credit Service Co., Ltd. .....................................         37,302
    22,000   Daiwa Bank Ltd. ...................................................        114,930
                                                                                        -------
                                                                                        152,232
                                                                                        -------
             BUILDING & CONSTRUCTION - .7%
     3,000   Aoki Marine Co., Ltd. .............................................         14,765
     3,000   Maeda Corp. .......................................................         22,200
     1,000   Nichiei Co., Ltd. .................................................         73,828
                                                                                        -------
                                                                                        110,793
                                                                                        -------
             COMPUTER SERVICES - .2%
     1,000   Konami Co., Ltd. ..................................................         34,107
                                                                                        -------
             CONGLOMERATES - .2%
     2,000   Inaba Denkisangyo Co. .............................................         38,339
                                                                                        -------
             CONSUMER PRODUCTS - .9%
     7,000   Canon, Inc. .......................................................        154,736
                                                                                        -------
             ELECTRICAL ENGINEERING - .2%
     3,100   Kinden Corp. ......................................................         39,349
                                                                                        -------
             ELECTRONICS - 2.5%
       700   Kyocera Corp. ADR .................................................         85,400
     8,000   Mitsubishi Electric Corp. .........................................         47,664
     3,000   Omron Corp. .......................................................         56,472
     1,000   Rohm Co. ..........................................................         65,625
     4,000   Sodick Co. ........................................................         33,158
     2,000   Sony Corp. ........................................................        131,077
                                                                                        -------
                                                                                        419,396
                                                                                        -------
             INSURANCE - .2%
     9,000   Fuji Fire & Marine Insurance.......................................         33,650
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
  ------                                                                              -------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             MANUFACTURING - .2%
     5,000   Japan Synthetic Rubber.............................................    $    32,812
                                                                                        -------
             METALS/MINING - .6%
    22,000   Sumitomo Metal Industries..........................................         54,140
     3,000   Toho Titanium*.....................................................         43,520
                                                                                        -------
                                                                                         97,660
                                                                                        -------
             MISCELLANEOUS FINANCIAL SERVICES - .6%
     2,000   Credit Saison Co., Ltd. ...........................................         44,728
       300   Shohkoh Fund.......................................................         65,279
                                                                                        -------
                                                                                        110,007
                                                                                        -------
             POWER/UTILITIES - .5%
     4,000   Kyushu Electric Power..............................................         77,714
                                                                                        -------
             RETAIL - .4%
     9,000   Maruetsu...........................................................         61,471
                                                                                        -------
             SECURITY/INVESTIGATION - .2%
     4,000   Toyo Tec Co. Ltd. .................................................         38,339
                                                                                        -------
             TOBACCO/BEVERAGES/FOOD PRODUCTS - .2%
     3,000   Mikuni Coca-Cola Bottling..........................................         38,857
                                                                                        -------
             Total Japanese Common Stocks.......................................      1,605,890
                                                                                        -------
             LICHTENSTEIN - .2%
             BANKING - .2%
        65   Liechtenstein Global Trust AG......................................         33,314
                                                                                        -------
             MEXICO - .7%
             BUILDING & CONSTRUCTION - .3%
    11,000   Corporacion GEO, SA de CV*.........................................         54,217
                                                                                        -------
             CONGLOMERATES - .4%
    14,000   Alfa S.A. de CV*...................................................         64,647
                                                                                        -------
             Total Mexican Common Stocks........................................        118,864
                                                                                        -------
             NETHERLANDS - 1.8%
             BUILDING & CONSTRUCTION - .2%
       800   Kondor Wessells Groep NV...........................................         32,389
                                                                                        -------
             IMPORTING/EXPORTING - .4%
       753   Hagemeyer NV.......................................................         60,231
                                                                                        -------
             MISCELLANEOUS FINANCIAL SERVICES - .5%
     2,478   ING Groep NV.......................................................         89,274
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
  ------                                                                              -------
             COMMON STOCKS (CONTINUED)
             NETHERLANDS (CONTINUED)
             PRINTING/PUBLISHING - .7%
     5,800   Ver Ned Uitgevers..................................................    $   121,274
                                                                                        -------
             Total Netherlands Common Stocks....................................        303,168
                                                                                        -------
             NEW ZEALAND - .4%
             FOOD SERVICES - .4%
   160,392   AFFCO Holdings Ltd. ...............................................         70,303
                                                                                        -------
             NORWAY - .5%
             BANKING - .5%
    12,700   Fokus Bank AS......................................................         86,531
                                                                                        -------
             SINGAPORE - .6%
             PRINTING/PUBLISHING - .6%
     5,000   Singapore Press Holdings Ltd. .....................................         98,621
                                                                                        -------
             SOUTH KOREA - .4%
             TELECOMMUNICATIONS - .4%
     5,150   Korea Mobile Telecom ADR...........................................         66,306
                                                                                        -------
             SPAIN - 2.0%
             BANKING - .6%
     2,400   Corporacion Bancaria de Espana SA..................................        107,406
                                                                                        -------
             ENERGY - .7%
     2,900   Repsol SA..........................................................        111,242
                                                                                        -------
             MANUFACTURING - .7%
     1,800   Vidrala SA.........................................................        124,506
                                                                                        -------
             Total Spanish Common Stocks........................................        343,154
                                                                                        -------
             SWEDEN - 3.4%
             BANKING - .5%
     2,700   Nordbanken AB*.....................................................         81,753
                                                                                        -------
             DRUGS & MEDICAL PRODUCTS - .6%
     1,900   ASTRA AB...........................................................         93,887
                                                                                        -------
             MACHINERY/ENGINEERING - 1.7%
       750   ABB AB.............................................................         84,679
     6,500   Atlas Copco AB.....................................................        157,260
     3,000   Kalmar Industries AB...............................................         49,927
                                                                                        -------
                                                                                        291,866
                                                                                        -------
             PAPER PRODUCTS - .6%
     3,750   AssiDoman AB.......................................................        104,474
                                                                                        -------
             Total Swedish Common Stocks........................................        571,980
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
  ------                                                                              -------
             COMMON STOCKS (CONTINUED)
             SWITZERLAND - 3.1%
             BANKING - .6%
     1,050   CS Holding AG......................................................    $   107,863
                                                                                        -------
             BUILDING & CONSTRUCTION - .4%
       100   Holderbank Financiere Glaris AG....................................         71,423
                                                                                        -------
             DRUGS & MEDICAL PRODUCTS - 1.7%
       120   Ares-Serono Group..................................................        114,486
       150   NOVARTIS AG*.......................................................        171,797
                                                                                        -------
                                                                                        286,283
                                                                                        -------
             MANUFACTURING - .4%
        25   Sig Schweizerische Industrie - Gesellschaft Holding AG.............         63,317
                                                                                        -------
             Total Swiss Common Stocks..........................................        528,886
                                                                                        -------
             THAILAND - .6%
             WHOLESALE - .6%
    24,000   Siam Makro Public Co., Ltd. .......................................        105,747
                                                                                        -------
             UNITED KINGDOM - 4.9%
             AUTOMOTIVE - .6%
    26,863   LucasVarity PLC*...................................................        102,399
                                                                                        -------
             COMPUTER SERVICES - .4%
    26,000   Amstrad PLC........................................................         65,256
                                                                                        -------
             ELECTRONICS - .9%
     8,000   Siebe PLC..........................................................        148,569
                                                                                        -------
             MANUFACTURING - .3%
    32,000   Bridon PLC.........................................................         55,371
                                                                                        -------
             METALS/MINING - .4%
    12,000   Antofagasta Holdings PLC...........................................         69,899
                                                                                        -------
             MISCELLANEOUS FINANCIAL SERVICES - .8%
    18,000   Lloyds TSB Group PLC...............................................        132,757
                                                                                        -------
             RETAIL - 1.5%
    13,116   Dixon Group PLC....................................................        122,015
    19,515   Safeway, Inc. .....................................................        135,406
                                                                                        -------
                                                                                        257,421
                                                                                        -------
             Total United Kingdom Common Stocks.................................        831,672
                                                                                        -------
             UNITED STATES - 37.0%
             AEROSPACE/DEFENSE - 6.3%
     3,000   Lockheed Martin Corp. .............................................        274,500
    12,500   McDonnell Douglas Corp. ...........................................        800,000
                                                                                        -------
                                                                                      1,074,500
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
  ------                                                                              -------
             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
             BANKING - 6.1%
     4,000   Citicorp...........................................................    $   412,000
     2,300   Wells Fargo & Co. .................................................        620,425
                                                                                        -------
                                                                                      1,032,425
                                                                                        -------
             BUILDING & CONSTRUCTION - .2%
     2,000   Newport News Shipbuilding, Inc.*...................................         30,000
                                                                                        -------
             CHEMICALS - 5.0%
     5,000   du Pont (E.I.) de Nemours & Co. ...................................        471,875
     4,000   Hercules, Inc. ....................................................        173,000
     5,000   Monsanto Co. ......................................................        194,375
                                                                                        -------
                                                                                        839,250
                                                                                        -------
             CONGLOMERATES - 2.7%
    10,000   Tenneco, Inc. .....................................................        451,250
                                                                                        -------
             CONSUMER PRODUCTS - 1.8%
    11,000   Mattel, Inc. ......................................................        305,250
                                                                                        -------
             DRUGS & MEDICAL PRODUCTS - 2.0%
     8,000   Becton, Dickinson & Co. ...........................................        347,000
                                                                                        -------
             ENTERTAINMENT - .2%
     2,000   Harrah's Entertainment, Inc.*......................................         39,750
                                                                                        -------
             FOOD SERVICES - 1.6%
     6,000   McDonald's Corp. ..................................................        271,500
                                                                                        -------
             METALS/MINING - .7%
     4,000   Freeport McMoRan Copper & Gold (Class B)...........................        119,500
                                                                                        -------
             MISCELLANEOUS FINANCIAL SERVICES - 3.9%
     6,000   Federal Home Loan Mortgage Corp. ..................................        660,750
                                                                                        -------
             PAPER PRODUCTS - .3%
     1,100   Champion International, Inc. ......................................         47,575
                                                                                        -------
             RAILROADS - 1.4%
     4,000   Union Pacific Corp. ...............................................        240,500
                                                                                        -------
             TECHNOLOGY - 1.4%
     1,000   Intel Corp. .......................................................        130,938
     4,000   National Semiconductor Corp.*......................................         97,500
                                                                                        -------
                                                                                        228,438
                                                                                        -------
             TELECOMMUNICATIONS - 2.4%
     1,300   Loral Space & Communications*......................................         23,888
    30,000   Tele-Communications, Inc. (Class A)*...............................        391,875
                                                                                        -------
                                                                                        415,763
                                                                                        -------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

  SHARES                                                                               VALUE
----------                                                                          -----------
             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
             TRANSPORTATION - 1.0%
     2,000   AMR Corp.*.........................................................       $   176,250
                                                                                       -----------
             Total United States Common Stocks..................................         6,279,701
                                                                                       -----------
             Total Common Stocks (cost - $13,393,679)...........................       $14,798,840
                                                                                       -----------
             Total Investments (cost - $15,167,243)........................   97.6%    $16,561,209
             Other Assets in Excess of Other Liabilities...................    2.4         411,279
                                                                             -----     -----------
             Total Net Assets..............................................   100.0%   $16,972,488
                                                                             =====     ===========

---------------

* Non-income producing security.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

ASSETS
Investments, at value (cost - $15,167,243).....................................   $16,561,209
Foreign currencies (cost - $339,499)...........................................       335,801
Receivable from investments sold...............................................        69,056
Receivable from fund shares sold...............................................        43,500
Dividends receivable...........................................................        10,619
Foreign withholding taxes reclaimable..........................................         3,653
Interest receivable............................................................         1,412
Other assets...................................................................           483
                                                                                  -----------
  Total Assets.................................................................    17,025,733
                                                                                  -----------

LIABILITIES
Due to custodian...............................................................        19,178
Investment advisory fees payable...............................................         7,840
Payable for investments purchased..............................................         3,696
Foreign withholding taxes payable..............................................           418
Other payables and accrued expenses............................................        22,113
                                                                                  -----------
  Total Liabilities............................................................        53,245
                                                                                  -----------

  Total Net Assets.............................................................   $16,972,488
                                                                                  ===========

NET ASSETS
Par value ($.01 per share).....................................................   $    12,826
Paid-in-capital in excess of par...............................................    15,567,305
Accumulated undistributed net investment income................................         2,107
Net unrealized appreciation on investments and translation of other assets and
  liabilities denominated in foreign currencies................................     1,390,250
                                                                                  -----------

  Total Net Assets.............................................................   $16,972,488
                                                                                  ===========

Fund shares outstanding........................................................     1,282,602
                                                                                  -----------

Net asset value per share......................................................   $     13.23
                                                                                  -----------

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Dividends (net of foreign withholding taxes of $8,706).......................    $  126,858
  Interest.....................................................................        59,746
                                                                                   ----------
     Total investment income...................................................       186,604
                                                                                   ----------

OPERATING EXPENSES
  Investment advisory fees (note 2A)...........................................        71,811
  Custodian fees (note 1G).....................................................        59,592
  Auditing, consulting and tax return preparation fees.........................        12,394
  Transfer and dividend disbursing agent fees..................................         9,147
  Legal fees...................................................................         2,083
  Reports and notices to shareholders..........................................         1,592
  Miscellaneous................................................................         9,757
                                                                                   ----------
     Total operating expenses..................................................       166,376

     Less: Investment advisory fees waived (note 2A)...........................       (37,689)

     Less: Expense offset arrangement (note 1G)................................       (15,447)
                                                                                   ----------

          Net operating expenses...............................................       113,240
                                                                                   ----------

          Net investment income................................................        73,364
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS -- NET

  Net realized gain on investments.............................................        85,039

  Net realized loss on foreign currency transactions...........................        (6,772)

  Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign
     currencies................................................................     1,247,855
                                                                                   ----------

     Net realized gain (loss) and change in unrealized appreciation
      (depreciation) on investments and translation of other assets and
      liabilities denominated in foreign currencies............................     1,326,122
                                                                                   ----------

Net increase in net assets resulting from operations...........................    $1,399,486
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED         MARCH 1, 1995(1)
                                                              DECEMBER 31, 1996   TO DECEMBER 31, 1995
                                                              -----------------   --------------------
OPERATIONS
Net investment income.......................................     $    73,364           $   12,301
Net realized gain on investments............................          85,039               57,143
Net realized loss on foreign currency transactions..........          (6,772)              (2,877)
Net change in unrealized appreciation (depreciation) on
  investments and translation of other assets and
  liabilities denominated in foreign currencies.............       1,247,855              142,395
                                                                 -----------          -----------
     Net increase in net assets resulting from operations...       1,399,486              208,962
                                                                 -----------          -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.......................................         (60,776)              (8,174)
Net realized gains on investments...........................         (89,998)             (57,143)
                                                                 -----------          -----------
     Total dividends and distributions to shareholders......        (150,774)             (65,317)
                                                                 -----------          -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales.....................................      16,110,547            2,683,554
Reinvestment of dividends and distributions.................         150,774               65,317
Cost of shares redeemed.....................................      (3,428,866)              (1,195)
                                                                 -----------          -----------
     Net increase in net assets from fund share
       transactions.........................................      12,832,455            2,747,676
                                                                 -----------          -----------

          Total increase in net assets......................      14,081,167            2,891,321

NET ASSETS
Beginning of period.........................................       2,891,321                    0
                                                                 -----------          -----------
End of period (including undistributed net investment income
  of $2,107 and 4,127, respectively)........................     $16,972,488           $2,891,321
                                                                 ===========          ===========

SHARES ISSUED AND REDEEMED
Issued......................................................       1,304,431              243,412
Issued in reinvestment of dividends and distributions.......          11,415                5,636
Redeemed....................................................        (282,190)                (102)
                                                                 -----------          -----------
     Net increase...........................................       1,033,656              248,946
                                                                 ===========          ===========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") (formerly Quest for Value Accumulation Trust was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U.S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Global Equity Portfolio, (the "Portfolio"), one of the Trust's seven portfolios, commenced operations on March 1, 1995. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities listed on a U.S. or foreign stock exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. Investments in countries in which the Portfolio may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends or other distributions from foreign securities which are recorded as soon as the information is available after the ex-dividend date. Interest income is accrued as earned.

  (D) FOREIGN CURRENCY TRANSLATION

     The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Portfolio's Statement of Operations. Since the net assets of the Portfolio are

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) FOREIGN CURRENCY TRANSLATION (CONTINUED) presented at the foreign exchange rates and market prices at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the exchange rates from fluctuations arising from changes in the market price of securities.

  (E) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital or tax return of capital.

     The following table discloses the cumulative effect of differences reclassified from accumulated net realized foreign currency loss and accumulated net realized loss on investments to accumulated undistributed net investment income:

                                                                        ACCUMULATED
        ACCUMULATED NET                ACCUMULATED NET                 UNDISTRIBUTED
       REALIZED FOREIGN                 REALIZED LOSS                 NET INVESTMENT
         CURRENCY LOSS                 ON INVESTMENTS                     INCOME
---------------------------------------------------------------------------------------------
            $9,649                         $4,959                        ($14,608)

  (F) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter.

     The Adviser has agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.25% (net of expense offsets) of average daily net assets on an annual basis.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
  (B) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1996 amounted to $41,242, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $4,563.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1996 purchases and sales of investment securities, other than short-term securities, were $15,233,328 and $3,081,962, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,780,424, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $386,458 and net unrealized appreciation for Federal income tax purposes is $1,393,966. Federal income tax cost basis of portfolio securities is $16,561,209 at December 31, 1996.

(5) SUBSEQUENT EVENT

     Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest. On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, IRS and other approvals.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                             YEAR ENDED             MARCH 1, 1995(1)
                                                          DECEMBER 31, 1996       TO DECEMBER 31, 1995
                                                          -----------------       --------------------
Net asset value, beginning of period...................      $     11.61               $    10.00
                                                             -----------               ----------
Income from investment operations:
Net investment income..................................             0.04                     0.05
Net realized gain (loss) and unrealized appreciation
  (depreciation) on investments and translation of
  other assets and liabilities denominated in foreign
  currencies...........................................             1.70                     1.83
                                                             -----------               ----------
  Total from investment operations.....................             1.74                     1.88
                                                             -----------               ----------

Dividends and distributions to shareholders:
Dividends to shareholders from net investment income...            (0.05)                   (0.03)
Distributions to shareholders from net realized capital
  gains................................................            (0.07)                   (0.24)
                                                             -----------               ----------
  Total dividends and distributions to shareholders....            (0.12)                   (0.27)
                                                             -----------               ----------

Net asset value, end of period.........................      $     13.23               $    11.61
                                                             ===========               ==========
Total return(2)........................................            15.0%                    18.9%
                                                             ===========               ==========

Net assets, end of period..............................      $16,972,488               $2,891,321
                                                             -----------               ----------

Ratio of net operating expenses to average net
  assets(5)............................................            1.42%(3,4)               1.25%(6)
                                                             -----------               ----------

Ratio of net investment income to average net
  assets(5)............................................            0.81%(3)                 1.02%(6)
                                                             -----------               ----------

Portfolio turnover rate................................              40%                      67%
                                                             -----------               ----------

Average commission rate................................      $    0.0254                       --
                                                             -----------               ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Average net assets for the year ended December 31, 1996 were $9,072,948.

(4) Gross of expense offsets. (See note 1G in Notes to Financial Statements)

(5) During the periods presented above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. Additionally, for the year ended December 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 1.83% and 0.22%, respectively, for the year ended December 31, 1996, and 3.94.% and (1.67)%, annualized, respectively, for the period March 1, 1995 (commencement of operations) to December 31, 1995.

(6) Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
OCC Accumulation Trust - Global Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Equity Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 1, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 17, 1997

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                                 JUNE 30, 1997

PRINCIPAL
  AMOUNT                                                                               VALUE
- ----------                                                                          -----------
             U.S. GOVERNMENT AGENCY NOTE - .9%
$  240,000   Federal Home Loan Bank, 5.41%, 7/30/97(cost - $238,954)..............  $   238,954
                                                                                     ----------
             SHORT-TERM CORPORATE NOTES - 18.5%
             AUTOMOTIVE - 3.3%
             Ford Motor Credit Co.,
$  150,000   5.51%, 7/15/97.......................................................  $   149,679
   125,000   5.53%, 7/22/97.......................................................      124,597
   555,000   5.54%, 7/22/97.......................................................      553,206
                                                                                     ----------
                                                                                        827,482
                                                                                     ----------
             BANKING - 2.9%
   745,000   Norwest Financial Inc., 5.53%, 7/14/97...............................      743,512
                                                                                     ----------
             MACHINERY/ENGINEERING - 3.4%
             Deere (John) Capital Corp.,
   180,000   5.51%, 7/17/97.......................................................      179,559
   685,000   5.53%, 7/28/97.......................................................      682,159
                                                                                     ----------
                                                                                        861,718
                                                                                     ----------
             MISCELLANEOUS FINANCIAL SERVICES - 4.5%
 1,150,000   American Express Credit Corp., 5.51%, 7/17/97........................    1,147,184
                                                                                     ----------
             TECHNOLOGY - 4.4%
 1,100,000   IBM Credit Corp., 5.51%, 7/15/97.....................................    1,097,643
                                                                                     ----------
             Total Short-Term Corporate Notes (cost - $4,677,539).................  $ 4,677,539
                                                                                     ----------

  SHARES
             COMMON STOCKS - 80.3%
             AEROSPACE/DEFENSE - 5.3%
     8,000   Lockheed Martin Corp. ...............................................  $   828,500
     7,494   McDonnell Douglas Corp. .............................................      513,339
                                                                                     ----------
                                                                                      1,341,839
                                                                                     ----------
             BANKING - 6.4%
     6,556   Citicorp ............................................................      790,408
     3,033   Wells Fargo & Co. ...................................................      817,393
                                                                                     ----------
                                                                                      1,607,801
                                                                                     ----------
             CHEMICALS - 3.3%
     4,000   du Pont (E.I.) de Nemours & Co. .....................................      251,500
     7,698   Hercules, Inc. ......................................................      368,542
     4,910   Monsanto Co. ........................................................      211,437
                                                                                     ----------
                                                                                        831,479
                                                                                     ----------
             CONGLOMERATES - 2.6%
     4,312   General Electric Co. ................................................      281,897
     8,500   Tenneco, Inc.........................................................      384,094
                                                                                     ----------
                                                                                        665,991
                                                                                     ----------

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    ----------
             COMMON STOCKS (CONTINUED)
             CONSUMER PRODUCTS - 2.0%
     3,844   Avon Products, Inc. .................................................  $   271,242
     6,843   Mattel, Inc. ........................................................      231,807
                                                                                     ----------
                                                                                        503,049
                                                                                     ----------
             DRUGS & MEDICAL PRODUCTS - 2.8%
    14,042   Becton, Dickinson & Co. .............................................      710,876
                                                                                     ----------
             ELECTRONICS - 3.0%
     4,038   Arrow Electronics, Inc.*.............................................      214,519
    24,000   EG & G, Inc. ........................................................      540,000
                                                                                     ----------
                                                                                        754,519
                                                                                     ----------
             ENERGY - 1.1%
       697   El Paso Natural Gas Co. .............................................       38,335
     4,996   Triton Energy Ltd.*..................................................      228,879
                                                                                     ----------
                                                                                        267,214
                                                                                     ----------
             FOOD SERVICES - 2.0%
    10,500   McDonald's Corp. ....................................................      507,281
                                                                                     ----------
             HEALTH & HOSPITALS - 3.2%
    27,750   Tenet Healthcare Corp.*..............................................      820,359
                                                                                     ----------
             INSURANCE - 23.2%
    16,700   ACE Ltd. ............................................................    1,233,713
     7,372   AFLAC, Inc. .........................................................      348,327
     1,262   American International Group, Inc. ..................................      188,511
    12,000   Everest Reinsurance Holdings, Inc. ..................................      475,500
    24,452   EXEL Ltd. ...........................................................    1,289,843
     5,000   General Re Corp. ....................................................      910,000
    10,000   Mid Ocean Ltd. ......................................................      524,375
     4,579   Progressive Corp. (Ohio).............................................      398,373
    13,000   RenaissanceRe Holdings Ltd. .........................................      495,625
                                                                                     ----------
                                                                                      5,864,267
                                                                                     ----------
             LEISURE - 2.3%
    14,000   Carnival Corp. ......................................................      577,500
                                                                                     ----------
             MACHINERY/ENGINEERING - 3.8%
     9,000   Caterpillar, Inc. ...................................................      966,375
                                                                                     ----------
             MANUFACTURING - 4.1%
     6,000   Armstrong World Industries, Inc. ....................................      440,250
    17,560   LucasVarity Corp. PLC ADR............................................      608,015
                                                                                     ----------
                                                                                      1,048,265
                                                                                     ----------
             MISCELLANEOUS FINANCIAL SERVICES - 5.3%
    19,912   Countrywide Credit Industries, Inc. .................................      621,006
    20,620   Federal Home Loan Mortgage Corp. ....................................      708,812
                                                                                     ----------
                                                                                      1,329,818
                                                                                     ----------

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
- ----------                                                                          -----------
             COMMON STOCKS (CONTINUED)
             PRINTING/PUBLISHING - 1.6%
    11,000   Donnelley (R.R.) & Sons Co. .........................................  $   402,875
                                                                                     ----------
             RETAIL - 2.2%
    11,888   May Department Stores Co. ...........................................      561,708
                                                                                     ----------
             TELECOMMUNICATIONS - 2.7%
     6,000   Sprint Corp. ........................................................      315,750
    25,000   Tele-Communications, Inc. (Class A)*.................................      371,875
                                                                                     ----------
                                                                                        687,625
                                                                                     ----------
             TRANSPORTATION - 3.4%
     4,300   AMR Corp.*...........................................................      397,750
    16,000   Canadian Pacific Ltd.................................................      455,000
                                                                                     ----------
                                                                                        852,750
                                                                                     ----------
             Total Common Stocks (cost - $14,087,737).............................  $20,301,591
                                                                                     ----------
             Total Investments (cost - $19,004,230)....................   99.7%    $25,218,084
             Other Assets in Excess of Liabilities.....................    0.3          74,626
                                                                         -----     -----------
             Total Net Assets..........................................  100.0%    $25,292,710
                                                                         =====     ===========

- ---------------
* Non-income producing security.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

ASSETS
Investments, at value (cost - $19,004,230)......................................  $25,218,084
Cash............................................................................       52,668
Dividends receivable............................................................       20,848
Receivable from fund shares sold................................................       14,368
Other assets....................................................................        1,004
                                                                                  -----------
  Total Assets..................................................................   25,306,972
                                                                                  -----------

LIABILITIES
Investment advisory fee payable.................................................        1,667
Payable for fund shares redeemed................................................          952
Other payables and accrued expenses.............................................       11,643
                                                                                  -----------
  Total Liabilities.............................................................       14,262
                                                                                  -----------

  Total Net Assets..............................................................  $25,292,710
                                                                                  ===========

COMPOSITION OF NET ASSETS
Par value ($.01 per share)......................................................  $     7,716
Paid-in-capital in excess of par................................................   18,627,928
Accumulated undistributed net investment income.................................      139,630
Accumulated undistributed net realized gain on investments......................      303,582
Net unrealized appreciation on investments......................................    6,213,854
                                                                                  -----------

  Total Net Assets..............................................................  $25,292,710
                                                                                  ===========

Fund shares outstanding.........................................................      771,634
                                                                                  -----------

Net asset value per share.......................................................  $     32.78
                                                                                  ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      STATEMENT OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

INVESTMENT INCOME
  Dividends......................................................................  $  149,752
  Interest.......................................................................      97,795
                                                                                   ----------
     Total investment income.....................................................     247,547
                                                                                   ----------

OPERATING EXPENSES
  Investment advisory fees (note 2A).............................................      86,822
  Custodian fees (note 1G).......................................................       7,528
  Transfer and dividend disbursing agent fees....................................       4,626
  Audit fees.....................................................................       4,165
  Trustees' fees and expenses....................................................       2,203
  Reports and notices to shareholders............................................       1,937
  Legal fees.....................................................................       1,091
  Miscellaneous..................................................................         246
                                                                                   ----------
     Total operating expenses....................................................     108,618
     Less: Expenses offset (note 1G).............................................        (701)
                                                                                   ----------
          Net operating expenses.................................................     107,917
                                                                                   ----------
          Net investment income..................................................     139,630
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

  Net realized gain on investments...............................................     303,581

  Net change in unrealized appreciation (depreciation) on investments............   2,471,711
                                                                                   ----------

     Net realized gain and change in unrealized appreciation (depreciation) on
      investments................................................................   2,775,292
                                                                                   ----------

Net increase in net assets resulting from operations.............................  $2,914,922
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED         YEAR ENDED
                                                             JUNE 30, 1997(1)      DECEMBER 31, 1996
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................     $   139,630           $   188,895
Net realized gain on investments...........................         303,581               672,433
Net change in unrealized appreciation (depreciation) on
  investments..............................................       2,471,711             2,218,378
                                                                -----------            ----------
     Net increase in net assets resulting from
       operations..........................................       2,914,922             3,079,706
                                                                -----------            ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................        (188,895)             (111,781)
Net realized gains.........................................        (672,433)             (223,969)
                                                                -----------            ----------
     Total dividends and distributions to shareholders.....        (861,328)             (335,750)
                                                                -----------            ----------

FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       3,388,606             9,184,397
Reinvestment of dividends and distributions................         861,328               335,750
Cost of shares redeemed....................................        (853,816)           (1,457,087)
                                                                -----------            ----------
     Net increase in net assets from fund share
       transactions........................................       3,396,118             8,063,060
                                                                -----------            ----------

          Total increase in net assets.....................       5,449,712            10,807,016

NET ASSETS
Beginning of period........................................      19,842,998             9,035,982
                                                                -----------            ----------
End of period (including undistributed net investment
  income of $139,630 and $188,895, respectively)...........     $25,292,710           $19,842,998
                                                                ===========            ==========

SHARES ISSUED AND REDEEMED
Issued.....................................................         111,055               339,540
Issued in reinvestment of dividends and distributions......          28,807                13,029
Redeemed...................................................         (28,038)              (53,448)
                                                                -----------            ----------
     Net increase..........................................         111,824               299,121
                                                                ===========            ==========

- ---------------
(1) Unaudited.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust ( the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of six classes of shares of beneficial interest at $.01 par value. The Trust is comprised of six portfolios: the Equity Portfolio (the "Portfolio"), the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or tax return of capital.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter. The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expenses offset) of average net assets on an annual basis.

  (B) Total brokerage commissions paid by the Portfolio for the six months ended June 30, 1997 amounted to $4,820, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $1,518.

(3) PURCHASES AND SALES OF INVESTMENTS

     For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term securities, were $2,006,683 and $1,828,102, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $6,214,033, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $179 and net unrealized appreciation for Federal income tax purposes is $6,213,854. Federal income tax cost basis of portfolio securities is $19,004,230 at June 30, 1997.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

(5) AFFILIATED TRANSACTION

     On July 22, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $119 billion in assets under management through various subsidiaries and its affiliate Thomson Advisory Group Inc. ("TAG"), signed an Amended and Restated Merger Agreement with Oppenheimer Group, Inc. ("OGI"), its subsidiary Oppenheimer Financial Corp. ("Opfin") and certain related parties pursuant to which PIMCO Advisors and TAG and its successor, will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partner interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction"). If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Trust. At a meeting held on February 28, 1997, the Trustees, including all independent Trustees, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                      YEARS ENDED DECEMBER 31,
                                SIX MONTHS ENDED     --------------------------     SEPTEMBER 16, 1994(1)
                                JUNE 30, 1997(7)        1996            1995         TO DECEMBER 31, 1994
                                ----------------     -----------     ----------     ----------------------
Net asset value, beginning of
  period......................    $      30.07       $     25.05     $    18.12           $    18.57
                                   -----------       -----------     ----------           ----------
Income from investment
  operations:
Net investment income.........            0.18              0.21           0.31                 0.09
Net realized and unrealized
  gain (loss) on
  investments.................            3.81              5.52           6.71                (0.54)
                                   -----------       -----------     ----------           ----------
  Total from investment
     operations...............            3.99              5.73           7.02                (0.45)
                                   -----------       -----------     ----------           ----------
Dividends and distributions to
  shareholders:
Dividends to shareholders from
  net investment income.......           (0.28)            (0.24)         (0.09)                  --
Distributions to shareholders
  from net realized gains.....           (1.00)            (0.47)            --                   --
                                   -----------       -----------     ----------           ----------
  Total dividends and
     distributions to
     shareholders.............           (1.28)            (0.71)         (0.09)                  --
                                   -----------       -----------     ----------           ----------
Net asset value, end of
  period......................    $      32.78       $     30.07     $    25.05           $    18.12
                                   ===========       ===========     ==========           ==========
Total return (2)..............           13.7%             23.4%          38.9%                (2.4%)
                                   ===========       ===========     ==========           ==========
Net assets, end of period.....    $ 25,292,710       $19,842,998     $9,035,982           $4,281,256
                                   -----------       -----------     ----------           ----------
Ratio of net operating
  expenses to average net
  assets (5)..................           1.00%(3,4)        0.93%(6)       0.72%(6)             0.72%(3,6)
                                   -----------       -----------     ----------           ----------
Ratio of net investment income
  to average net assets.......           1.29%(3,4)        1.29%(6)       1.74%(6)             1.80%(3,6)
                                   -----------       -----------     ----------           ----------
Portfolio turnover rate.......             10%               36%            31%                   6%
                                   -----------       -----------     ----------           ----------
Average commission rate.......    $     0.0566       $    0.0588             --                   --
                                   -----------       -----------     ----------           ----------

- ---------------
(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the six months ended June 30, 1997 were $21,885,297.

(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1G in Notes to Financial Statements).

(6) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.05% and 1.15%, respectively, for the year ended December 31, 1996, 1.26% and 1.20%, respectively, for the year ended December 31, 1995 and 2.09% and 0.43%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

(7) Unaudited.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                                 JUNE 30, 1997

PRINCIPAL
  AMOUNT                                                                               VALUE
- ----------                                                                          -----------
             U.S. GOVERNMENT AGENCY NOTE - 1.1%
$  675,000   Federal Home Loan Mortgage Corp., 5.40%, 8/7/97 (cost - $671,254)....  $   671,254
                                                                                    -----------

             SHORT-TERM CORPORATE NOTES - 14.3%
             AUTOMOTIVE - 2.8%
$1,630,000   Ford Motor Credit Co., 5.53%, 7/15/97................................  $ 1,626,495
                                                                                    -----------
             INSURANCE - 3.1%
 1,840,000   Prudential Funding Corp., 5.54%, 7/31/97.............................    1,831,505
                                                                                    -----------
             MACHINERY/ENGINEERING - 2.9%
             Deere (John) Capital Corp.,
   240,000   5.40%, 7/3/97........................................................      239,928
 1,500,000   5.49%, 7/3/97........................................................    1,499,542
                                                                                    -----------
                                                                                      1,739,470
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 1.3%
   740,000   Beneficial Corp., 5.50%, 7/16/97.....................................      738,304
                                                                                    -----------
             TECHNOLOGY - 4.2%
 2,500,000   IBM Credit Corp., 5.51%, 7/15/97.....................................    2,494,643
                                                                                    -----------

             Total Short-Term Corporate Notes (cost - $8,430,417).................  $ 8,430,417
                                                                                    -----------

             CONVERTIBLE CORPORATE BOND - .1%
             REAL ESTATE - .1%
$   49,995   Security Capital Group, Inc., 12.00%, 6/30/14 (A) (cost - $45,368)...  $    60,161
                                                                                    -----------

  SHARES
             COMMON STOCKS - 84.7%
             ADVERTISING - .2%
    18,000   Katz Media Group, Inc.*..............................................  $   118,125
                                                                                    -----------
             AEROSPACE/DEFENSE - 1.2%
    28,800   Tracor, Inc.*........................................................      723,600
                                                                                    -----------
             AUTOMOTIVE - 1.9%
    20,700   Borg-Warner Automotive, Inc. ........................................    1,119,094
                                                                                    -----------
             BUILDING & CONSTRUCTION - 2.6%
    29,200   Chicago Bridge & Iron Co.*...........................................      646,050
    17,800   Dal-Tile International, Inc.*........................................      330,413
    42,900   JLG Industries, Inc. ................................................      584,512
                                                                                    -----------
                                                                                      1,560,975
                                                                                    -----------
             CHEMICALS - 4.3%
    47,100   McWhorter Technologies, Inc.*........................................    1,124,513
    57,200   Schulman (A.), Inc. .................................................    1,408,550
                                                                                    -----------
                                                                                      2,533,063
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             COMPUTER SERVICES - 4.1%
    22,100   BA Merchants Services, Inc.*.........................................  $   421,281
    46,367   BancTec, Inc.*.......................................................    1,202,644
    17,500   BDM International, Inc.*.............................................      402,500
    25,800   Reynolds & Reynolds Co. .............................................      406,350
                                                                                    -----------
                                                                                      2,432,775
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - 4.4%
    21,100   Dentsply International, Inc. ........................................    1,033,900
    44,700   SpaceLabs Medical, Inc.*.............................................    1,139,850
    23,200   Vital Signs, Inc. ...................................................      407,450
                                                                                    -----------
                                                                                      2,581,200
                                                                                    -----------
             ELECTRONICS - 5.8%
    30,300   EG & G, Inc. ........................................................      681,750
    54,700   Exar Corp.*..........................................................    1,176,050
    33,620   Oak Industries, Inc.*................................................      966,575
    24,400   Watts Industries, Inc.*..............................................      585,600
                                                                                    -----------
                                                                                      3,409,975
                                                                                    -----------
             ENERGY - 5.5%
    35,400   KCS Energy, Inc. ....................................................      721,275
    22,100   Nuevo Energy Co.*....................................................      906,100
    45,100   St. Mary Land & Exploration Co. .....................................    1,584,138
                                                                                    -----------
                                                                                      3,211,513
                                                                                    -----------
             HEALTH & HOSPITALS - 3.4%
    68,500   Magellan Health Services, Inc*.......................................    2,020,750
                                                                                    -----------
             INSURANCE - 12.8%
    66,600   Capsure Holdings Corp.*..............................................      861,637
    38,000   Corvel Corp.*........................................................    1,092,500
    22,422   Delphi Financial Group, Inc.*........................................      863,247
    57,000   E.W. Blanch Holdings, Inc. ..........................................    1,521,188
    46,500   Gryphon Holdings, Inc. ..............................................      709,125
    14,000   Horace Mann Educators Corp. .........................................      686,000
    23,300   RenaissanceRe Holdings Ltd. .........................................      888,313
    26,700   United Wisconsin Services, Inc. .....................................      899,456
                                                                                    -----------
                                                                                      7,521,466
                                                                                    -----------
             MACHINERY/ENGINEERING - 4.8%
    28,100   Ametek, Inc. ........................................................      660,350
    29,400   Durco International, Inc. ...........................................      859,950
    16,900   Kaydon Corp. ........................................................      838,663
    19,200   United Dominion Industries, Ltd. ....................................      471,600
                                                                                    -----------
                                                                                      2,830,563
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             MANUFACTURING - 9.0%
   183,900   Baldwin Technology Co. (Class A)*....................................  $   551,700
    53,000   Easco, Inc...........................................................      516,750
    18,800   Jostens, Inc.........................................................      502,900
    32,700   Keystone International, Inc..........................................    1,134,281
    44,400   Lydall, Inc.*........................................................      937,950
    55,600   Omniquip International, Inc.*........................................    1,285,750
     7,300   Roper Industries, Inc................................................      378,687
                                                                                    -----------
                                                                                      5,308,018
                                                                                    -----------
             MEDIA/BROADCASTING - 1.7%
    24,500   American Radio Systems Corp.*........................................      976,938
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 3.6%
    32,500   BISYS Group, Inc.*...................................................    1,356,875
    17,100   Enhance Financial Services Group, Inc. ..............................      750,262
                                                                                    -----------
                                                                                      2,107,137
                                                                                    -----------
             PAPER PRODUCTS - .7%
    22,500   Rock-Tenn Co. .......................................................      395,156
                                                                                    -----------
             PRINTING/PUBLISHING - 6.8%
    24,900   Bowne & Co., Inc. ...................................................      868,387
    15,800   Harland (John. H.) Co. ..............................................      360,437
    88,100   Hollinger International, Inc. .......................................      985,619
    82,400   International Imaging Materials, Inc.*...............................    1,339,000
     5,700   Merrill Corp.........................................................      207,338
    92,500   Nu-Kote Holdings, Inc. (Class A)*....................................      231,250
                                                                                    -----------
                                                                                      3,992,031
                                                                                    -----------
             REAL ESTATE - .1%
        66   Security Capital Group, Inc. (A).....................................       83,073
                                                                                    -----------
             RETAIL - .8%
    24,400   Ann Taylor Stores Corp.*.............................................      475,800
                                                                                    -----------
             TECHNOLOGY - 5.4%
   132,000   Auspex Systems, Inc.*................................................    1,270,500
     7,100   Cable Design Technologies*...........................................      209,006
    78,800   Wang Laboratories, Inc.*.............................................    1,679,425
                                                                                    -----------
                                                                                      3,158,931
                                                                                    -----------
             TELECOMMUNICATIONS - 2.4%
    18,300   ACC Corp.*...........................................................      565,013
       800   Plantronics, Inc.*...................................................       40,100
    22,300   TCA Cable TV, Inc. ..................................................      839,037
                                                                                    -----------
                                                                                      1,444,150
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
- ----------                                                                          -----------
             COMMON STOCKS (CONTINUED)
             TEXTILES/APPAREL - 2.2%
    20,200   Burlington Industries, Inc.*.........................................  $   242,400
     5,000   Guilford Mills, Inc..................................................      104,062
    23,500   Westpoint Stevens, Inc. (Class A)*...................................      919,438
                                                                                    -----------
                                                                                      1,265,900
                                                                                    -----------
             TRANSPORTATION - 1.0%
    41,350   Interpool, Inc.......................................................      609,913
                                                                                    -----------

             Total Common Stocks (cost - $42,626,469).............................  $49,880,146
                                                                                    -----------
             Total Investments (cost - $51,773,508).......................  100.2%    $59,041,978
             Liabilities in Excess of Other Assets........................   (0.2)        (93,309)
                                                                            -----     -----------
             Total Net Assets.............................................  100.0%    $58,948,669
                                                                            =====      ==========

- ---------------
* Non-income producing security.

(A) Restricted securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                          DATE OF         PAR                  AVERAGE     FAIR VALUE AS OF
                     DESCRIPTION                        ACQUISITION     AMOUNT      SHARES      COST        JUNE 30, 1997
- ---------------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc. 12.00%, 6/30/14..........    9/16/94       $49,995        --       $  91           $  120
Security Capital Group, Inc. Common Stock.............    9/16/94            --        66         949            1,259

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

ASSETS
Investments, at value (cost - $51,773,508)......................................  $59,041,978
Cash............................................................................        7,817
Receivable from investments sold................................................      390,380
Receivable from fund shares sold................................................      103,946
Dividends receivable............................................................       16,266
Interest receivable.............................................................        6,795
Other assets....................................................................        1,406
                                                                                  -----------
  Total Assets..................................................................   59,568,588
                                                                                  -----------

LIABILITIES
Payable for investments purchased...............................................      589,999
Payable for fund shares redeemed................................................        6,101
Investment advisory fee payable.................................................        3,808
Other payables and accrued expenses.............................................       20,011
                                                                                  -----------
  Total Liabilities.............................................................      619,919
                                                                                  -----------

  Total Net Assets..............................................................  $58,948,669
                                                                                  ===========

COMPOSITION OF NET ASSETS
Par value ($.01 per share)......................................................  $    23,833
Paid-in-capital in excess of par................................................   48,759,952
Accumulated undistributed net investment income.................................      129,800
Accumulated undistributed net realized gain on investments......................    2,766,614
Net unrealized appreciation on investments......................................    7,268,470
                                                                                  -----------

  Total Net Assets..............................................................  $58,948,669
                                                                                  ===========

Fund shares outstanding.........................................................    2,383,326
                                                                                  -----------

Net asset value per share.......................................................  $     24.73
                                                                                  ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      STATEMENT OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

INVESTMENT INCOME
  Interest.......................................................................  $  189,707
  Dividends......................................................................     153,844
                                                                                   ----------
     Total investment income.....................................................     343,551
                                                                                   ----------

OPERATING EXPENSES
  Investment advisory fees (note 2A).............................................     172,578
  Custodian fees (note 1G).......................................................      15,699
  Trustees' fees and expenses....................................................       6,549
  Transfer and dividend disbursing agent fees....................................       4,751
  Audit fees.....................................................................       4,413
  Reports and notices to shareholders............................................       4,136
  Legal fees.....................................................................       1,560
  Miscellaneous..................................................................       4,891
                                                                                   ----------
     Total operating expenses....................................................     214,577
     Less: Expenses offset (note 1G).............................................        (826)
                                                                                   ----------
          Net operating expenses.................................................     213,751
                                                                                   ----------
          Net investment income..................................................     129,800
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

  Net realized gain on investments...............................................   2,775,415

  Net change in unrealized appreciation (depreciation) on investments............   4,013,251
                                                                                   ----------

     Net realized gain and change in unrealized appreciation (depreciation) on
      investments................................................................   6,788,666
                                                                                   ----------

Net increase in net assets resulting from operations.............................  $6,918,466
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED         YEAR ENDED
                                                             JUNE 30, 1997(1)      DECEMBER 31, 1996
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................     $   129,800           $   226,925
Net realized gain on investments...........................       2,775,415             1,679,412
Net change in unrealized appreciation (depreciation) on
  investments..............................................       4,013,251             2,142,715
                                                                -----------           -----------
     Net increase in net assets resulting from
       operations..........................................       6,918,466             4,049,052
                                                                -----------           -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................        (226,925)             (211,870)
Net realized gains.........................................      (1,600,322)             (544,700)
                                                                -----------           -----------
     Total dividends and distributions to shareholders.....      (1,827,247)             (756,570)
                                                                -----------           -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales....................................      20,049,793            17,604,938
Reinvestment of dividends and distributions................       1,827,247               756,533
Cost of shares redeemed....................................      (2,276,261)           (3,401,674)
                                                                -----------           -----------
     Net increase in net assets from fund share
       transactions........................................      19,600,779            14,959,797
                                                                -----------           -----------

          Total increase in net assets.....................      24,691,998            18,252,279

NET ASSETS
Beginning of period........................................      34,256,671            16,004,392
                                                                -----------           -----------

End of period (including undistributed net investment
  income of $129,800 and $226,925, respectively)...........     $58,948,669           $34,256,671
                                                                ===========           ===========

SHARES ISSUED AND REDEEMED
Issued.....................................................         885,839               837,586
Issued in reinvestment of dividends and distributions......          83,857                38,520
Redeemed...................................................        (101,620)             (164,530)
                                                                -----------           -----------
     Net increase..........................................         868,076               711,576
                                                                ===========           ===========

- ---------------
(1) Unaudited.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust ( the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of six classes of shares of beneficial interest at $.01 par value. The Trust is comprised of six portfolios: the Equity Portfolio, the Small Cap Portfolio (the "Portfolio"), the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED)
(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or tax return of capital.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter. The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expenses offset) of average net assets on an annual basis.

  (B) Total brokerage commissions paid by the Portfolio for the six months ended June 30, 1997 amounted to $80,508, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $20,686.

(3) PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term securities were $35,011,021 and $20,175,495, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $8,547,833, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,288,163, and net unrealized appreciation for Federal income tax purposes is $7,259,670. Federal income tax cost basis of portfolio securities is $51,782,308 at June 30, 1997.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

(5) AFFILIATED TRANSACTION

     On July 22, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $119 billion in assets under management through various subsidiaries and its affiliate Thomson Advisory Group Inc. ("TAG"), signed an Amended and Restated Merger Agreement with Oppenheimer Group, Inc. ("OGI"), its subsidiary Oppenheimer Financial Corp. ("Opfin") and certain related parties pursuant to which PIMCO Advisors and TAG and its successor, will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partner interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction"). If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Trust. At a meeting held on February 28, 1997, the Trustees, including all independent Trustees, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

                             OCC ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                     YEARS ENDED DECEMBER 31,
                               SIX MONTHS ENDED     ---------------------------     SEPTEMBER 16, 1994(1)
                               JUNE 30, 1997(7)        1996            1995         TO DECEMBER 31, 1994
                               ----------------     -----------     -----------     ---------------------
Net asset value, beginning of
  period.....................    $      22.61       $     19.91     $     17.38          $     17.49
                                  -----------       -----------     -----------           ----------

Income from investment
  operations:
Net investment income........            0.03              0.14            0.26                 0.06
Net realized and unrealized
  gain (loss) on
  investments................            3.14              3.45            2.37                (0.17)
                                  -----------       -----------     -----------           ----------
  Total from investment
     operations..............            3.17              3.59            2.63                (0.11)
                                  -----------       -----------     -----------           ----------

Dividends and distributions
  to shareholders:
Dividends to shareholders
  from net investment
  income.....................           (0.13)            (0.25)          (0.05)                  --
Distributions to shareholders
  from net realized gains....           (0.92)            (0.64)          (0.05)                  --
                                  -----------       -----------     -----------           ----------
  Total dividends and
     distributions to
     shareholders............           (1.05)            (0.89)          (0.10)                  --
                                  -----------       -----------     -----------           ----------

Net asset value, end of
  period.....................    $      24.73       $     22.61     $     19.91          $     17.38
                                  ===========       ===========     ===========           ==========

Total return (2).............           14.6%             18.7%           15.2%                (0.6%)
                                  ===========       ===========     ===========           ==========

Net assets, end of period....    $ 58,948,669       $34,256,671     $16,004,392          $ 9,210,443
                                  -----------       -----------     -----------           ----------

Ratio of net operating
  expenses to average net
  assets (5).................           0.99%(3,4)        0.93%(6)        0.74%(6)             0.74%(3,6)
                                  -----------       -----------     -----------           ----------

Ratio of net investment
  income to average net
  assets.....................           0.60%(3,4)        1.03%(6)        1.75%(6)             1.22%(3,6)
                                  -----------       -----------     -----------           ----------

Portfolio turnover rate......             54%               50%             69%                  32%
                                  -----------       -----------     -----------           ----------

Average commission rate......    $     0.0544       $    0.0493              --                   --
                                  -----------       -----------     -----------           ----------

- ---------------
(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the six months ended June 30, 1997 were $43,502,064.

(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1G in Notes to Financial Statements).

(6) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been, 1.01% and 0.92%, respectively, for the year ended December 31, 1996, 0.99% and 1.50%, respectively, for the year ended December 31, 1995 and 1.64% and 0.32%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

(7) Unaudited.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                                 JUNE 30, 1997

PRINCIPAL
  AMOUNT                                                                              VALUE
- ----------                                                                         ------------
             U.S. GOVERNMENT AGENCY NOTES - 1.4%
             Federal Home Loan Bank,
$  525,000   5.36%, 7/1/97.......................................................  $    525,000
 1,245,000   5.40%, 7/24/97......................................................     1,240,705
 2,190,000   5.40%, 8/7/97.......................................................     2,177,845
                                                                                   ------------
             Total U.S. Government Agency Notes (cost - $3,943,550)..............  $  3,943,550
                                                                                   ------------

             SHORT-TERM CORPORATE NOTES - 22.8%
             AUTOMOTIVE - 1.8%
             Ford Motor Credit Co.,
$4,445,000   5.53%, 7/31/97......................................................  $  4,424,516
   590,000   5.54%, 7/31/97......................................................       587,276
                                                                                   ------------
                                                                                      5,011,792
                                                                                   ------------
             BANKING - 4.3%
12,295,000   Norwest Financial Inc., 5.53%, 7/14/97..............................    12,270,447
                                                                                   ------------
             CONGLOMERATES - 4.0%
11,400,000   General Electric Capital Corp., 5.54%, 7/31/97......................    11,347,370
                                                                                   ------------
             MACHINERY/ENGINEERING - 2.9%
             Deere (John) Capital Corp.,
 4,830,000   5.45%, 7/3/97.......................................................     4,828,538
 2,010,000   5.49%, 7/3/97.......................................................     2,009,387
 1,390,000   5.53%, 7/28/97......................................................     1,384,235
                                                                                   ------------
                                                                                      8,222,160
                                                                                   ------------
             MISCELLANEOUS FINANCIAL SERVICES - 8.9%
10,000,000   American Express Credit Corp., 5.54%, 7/29/97.......................     9,956,911
 5,380,000   Household Finance Corp., 5.50%, 7/14/97.............................     5,369,315
 9,940,000   Merrill Lynch & Co., Inc., 5.55%, 7/21/97...........................     9,909,352
                                                                                   ------------
                                                                                     25,235,578
                                                                                   ------------
             TECHNOLOGY - .9%
             IBM Credit Corp.,
   675,000   5.50%, 7/15/97......................................................       673,556
 1,810,000   5.51%, 7/15/97......................................................     1,806,122
                                                                                   ------------
                                                                                      2,479,678
                                                                                   ------------
             Total Short-Term Corporate Notes (cost - $64,567,025)...............  $ 64,567,025
                                                                                   ------------

             U.S. TREASURY NOTES AND BONDS - .6%
$  700,000   6.25%, 8/15/23......................................................  $    648,046
   630,000   7.875%, 4/15/98.....................................................       640,237
   297,500   7.875%, 8/15/01.....................................................       313,538
                                                                                   ------------
             Total U.S. Treasury Notes and Bonds (cost - $1,512,217).............  $  1,601,821
                                                                                   ------------

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

PRINCIPAL
  AMOUNT                                                                              VALUE
- ----------                                                                         ------------
             CONVERTIBLE CORPORATE BOND - .2%
             REAL ESTATE - .2%
$  614,371   Security Capital Group, Inc., 12.00%, 6/30/14 (A)
             (cost - $557,508)...................................................  $    739,294
                                                                                   ------------
  SHARES
- ----------
             CONVERTIBLE PREFERRED STOCK - .0%
             RETAIL - .0%
     2,478   Venture Stores, Inc., $3.25 Conv. Pfd. (cost - $102,527)............  $     39,029
                                                                                   ------------

             COMMON STOCKS - 78.2%
             AEROSPACE/DEFENSE - 6.8%
    60,000   Lockheed Martin Corp. ..............................................  $  6,213,750
   190,000   McDonnell Douglas Corp. ............................................    13,015,000
                                                                                   ------------
                                                                                     19,228,750
                                                                                   ------------
             BANKING - 11.8%
    90,000   BankBoston Corp. ...................................................     6,485,625
    97,000   Citicorp ...........................................................    11,694,562
    10,400   First Empire State Corp. ...........................................     3,504,800
    44,000   Wells Fargo & Co. ..................................................    11,858,000
                                                                                   ------------
                                                                                     33,542,987
                                                                                   ------------
             CHEMICALS - 7.6%
   210,000   du Pont (E.I.) de Nemours & Co. ....................................    13,203,750
   100,000   Hercules, Inc. .....................................................     4,787,500
    80,000   Monsanto Co. .......................................................     3,445,000
                                                                                   ------------
                                                                                     21,436,250
                                                                                   ------------
             COMPUTER SERVICES - 1.0%
    50,000   Computer Associates International Inc. .............................     2,784,375
                                                                                   ------------
             CONGLOMERATES - 3.2%
   200,000   Tenneco, Inc........................................................     9,037,500
                                                                                   ------------
             CONSUMER PRODUCTS - 3.9%
   325,200   Mattel, Inc. .......................................................    11,016,150
                                                                                   ------------
             DRUGS & MEDICAL PRODUCTS - 2.3%
   130,000   Becton, Dickinson & Co..............................................     6,581,250
                                                                                   ------------
             ENERGY - 1.3%
    70,000   Triton Energy Ltd.*.................................................     3,206,875
    20,000   Union Pacific Resources Group, Inc..................................       497,500
                                                                                   ------------
                                                                                      3,704,375
                                                                                   ------------
             FOOD SERVICES - 3.6%
   210,000   McDonald's Corp.....................................................    10,145,625
                                                                                   ------------

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                              VALUE
- ----------                                                                         ------------
             COMMON STOCKS (CONTINUED)
             INSURANCE - 5.0%
    74,700   ACE Ltd.............................................................  $  5,518,462
   138,600   EXEL Ltd............................................................     7,311,150
    15,400   Transamerica Corp...................................................     1,440,863
                                                                                   ------------
                                                                                     14,270,475
                                                                                   ------------
             MACHINERY/ENGINEERING - 4.2%
110,000...   Caterpillar, Inc....................................................    11,811,250
                                                                                   ------------
             METALS & MINING - 2.0%
   182,300   Freeport McMoRan Copper & Gold (Class B)............................     5,674,088
                                                                                   ------------
             MISCELLANEOUS FINANCIAL SERVICES - 10.1%
    70,000   American Express Co. ...............................................     5,215,000
   130,000   Countrywide Credit Industries, Inc. ................................     4,054,375
   355,000   Federal Home Loan Mortgage Corp. ...................................    12,203,125
   160,600   Federal National Mortgage Assoc. ...................................     7,006,175
                                                                                   ------------
                                                                                     28,478,675
                                                                                   ------------
             PAPER PRODUCTS - 2.9%
   150,000   Champion International Corp. .......................................     8,287,500
                                                                                   ------------
             PRINTING/PUBLISHING - .3%
    25,000   Donnelley (R.R.) & Sons Co. ........................................       915,625
                                                                                   ------------
             RAILROADS - 2.1%
    85,000   Union Pacific Corp. ................................................     5,992,500
                                                                                   ------------
             REAL ESTATE - .4%
       811   Security Capital Group, Inc. (A)....................................     1,020,796
                                                                                   ------------
             TECHNOLOGY - 5.0%
    38,900   Intel Corp. ........................................................     5,516,506
   206,400   National Semiconductor Corp.*.......................................     6,321,000
    48,000   Unitrode Corp.*.....................................................     2,418,000
                                                                                   ------------
                                                                                     14,255,506
                                                                                   ------------
             TELECOMMUNICATIONS - 4.2%
   800,000   Tele-Communications, Inc. (Class A)*................................    11,900,000
                                                                                   ------------

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                              VALUE
- ----------                                                                         ------------
             COMMON STOCKS (CONTINUED)
             WASTE DISPOSAL - .5%
    47,818   Waste Management Inc. ..............................................  $  1,536,153
                                                                                   ------------

             Total Common Stocks (cost - $157,878,096)...........................  $221,619,830
                                                                                   ------------
               Total Investments (cost - $228,560,923)................  103.2%    $292,510,549
               Liabilities in Excess of Other Assets..................   (3.2)      (9,104,888)
                                                                        -----     ------------
               Total Net Assets.......................................  100.0%    $283,405,661
                                                                        =====     ============

- ---------------
* Non-income producing security.

(A) Restricted Securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                         DATE OF         PAR                   AVERAGE     FAIR VALUE AS OF
                       DESCRIPTION                     ACQUISITION      AMOUNT      SHARES      COST        JUNE 30, 1997
    -----------------------------------------------------------------------------------------------------------------------
    Security Capital Group, Inc. 12.00%, 6/30/14.....    9/16/94       $614,371        --       $  91           $  120
    Security Capital Group, Inc. Common Stock........    9/16/94             --       811         949            1,259

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

ASSETS
Investments, at value (cost - $228,560,923)....................................  $292,510,549
Cash...........................................................................        20,234
Receivable from fund shares sold...............................................       154,952
Interest receivable............................................................       119,182
Dividends receivable...........................................................       101,991
Other assets...................................................................         4,301
                                                                                 ------------
  Total Assets.................................................................   292,911,209
                                                                                 ------------

LIABILITIES
Payable for investments purchased..............................................     9,303,187
Payable for fund shares redeemed...............................................       136,128
Investment advisory fee payable................................................        18,581
Other payables and accrued expenses............................................        47,652
                                                                                 ------------
  Total Liabilities............................................................     9,505,548
                                                                                 ------------

  Total Net Assets.............................................................  $283,405,661
                                                                                 ============

COMPOSITION OF NET ASSETS
Par value ($.01 per share).....................................................  $     71,753
Paid-in-capital in excess of par...............................................   213,136,971
Accumulated undistributed net investment income................................     1,561,847
Accumulated undistributed net realized gain on investments.....................     4,685,464
Net unrealized appreciation on investments.....................................    63,949,626
                                                                                 ------------

  Total Net Assets.............................................................  $283,405,661
                                                                                 ============

Fund shares outstanding........................................................     7,175,255
                                                                                 ------------

Net asset value per share......................................................  $      39.50
                                                                                 ============

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      STATEMENT OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

INVESTMENT INCOME
  Dividends.....................................................................  $ 1,298,226
  Interest......................................................................    1,254,905
                                                                                  -----------
     Total investment income....................................................    2,553,131
                                                                                  -----------

OPERATING EXPENSES
  Investment advisory fees (note 2A)............................................      888,578
  Reports and notices to shareholders...........................................       20,179
  Custodian fees (note 1G)......................................................       20,146
  Trustees' fees and expenses...................................................       12,767
  Audit fees....................................................................        8,889
  Transfer and dividend disbursing agent fees...................................        5,782
  Legal fees....................................................................        4,699
  Miscellaneous.................................................................       30,941
                                                                                  -----------
     Total operating expenses...................................................      991,981
     Less: Expenses offset (note 1G)............................................         (698)
                                                                                  -----------
          Net operating expenses................................................      991,283
                                                                                  -----------
          Net investment income.................................................    1,561,848
                                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

  Net realized gain on investments..............................................    4,685,469

  Net change in unrealized appreciation (depreciation) on investments...........   24,338,046
                                                                                  -----------

     Net realized gain and change in unrealized appreciation (depreciation) on
      investments...............................................................   29,023,515
                                                                                  -----------

Net increase in net assets resulting from operations............................  $30,585,363
                                                                                  ===========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED        YEAR ENDED
                                                              JUNE 30, 1997(1)     DECEMBER 31, 1996
                                                              ----------------     -----------------
OPERATIONS
Net investment income.......................................    $  1,561,848         $   2,161,819
Net realized gain on investments............................       4,685,469             6,639,637
Net change in unrealized appreciation (depreciation) on
  investments...............................................      24,338,046            18,285,659
                                                                ------------          ------------
     Net increase in net assets resulting from operations...      30,585,363            27,087,115
                                                                ------------          ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.......................................      (2,161,819)           (1,378,070)
Net realized gains..........................................      (6,639,642)             (878,874)
                                                                ------------          ------------
     Total dividends and distributions to shareholders......      (8,801,461)           (2,256,944)
                                                                ------------          ------------

FUND SHARE TRANSACTIONS
Net proceeds from sales.....................................      82,323,735            79,297,599
Reinvestment of dividends and distributions.................       8,801,461             2,256,944
Cost of shares redeemed.....................................     (10,231,531)          (24,844,767)
                                                                ------------          ------------
     Net increase in net assets from fund share
       transactions.........................................      80,893,665            56,709,776
                                                                ------------          ------------

          Total increase in net assets......................     102,677,567            81,539,947

NET ASSETS
Beginning of period.........................................     180,728,094            99,188,147
                                                                ------------          ------------
End of period (including undistributed net investment income
  of $1,561,847 and $2,161,818, respectively)...............    $283,405,661         $ 180,728,094
                                                                ============          ============

SHARES ISSUED AND REDEEMED
Issued......................................................       2,214,230             2,403,077
Issued in reinvestment of dividends and distributions.......         243,943                73,016
Redeemed....................................................        (274,288)             (775,472)
                                                                ------------          ------------
     Net increase...........................................       2,183,885             1,700,621
                                                                ============          ============

- ---------------
(1) Unaudited.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of six classes of shares of beneficial interest at $.01 par value. The Trust is comprised of six portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio (the "Portfolio"), the U.S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED)
(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or tax return of capital.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter. The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expenses offset) of average net assets on an annual basis.

  (B) Total brokerage commissions paid by the Portfolio for the six months ended June 30, 1997 amounted to $64,187, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $24,908.

(3) PURCHASES AND SALES OF INVESTMENTS

     For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term securities, were $51,856,834 and $13,672,297, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $64,137,022, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $187,396 and net unrealized appreciation for Federal income tax purposes is $63,949,626. Federal income tax cost basis of portfolio securities is $228,560,923 at June 30, 1997.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

(5) AFFILIATED TRANSACTION

     On July 22, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $119 billion in assets under management through various subsidiaries and its affiliate Thomson Advisory Group Inc. ("TAG"), signed an Amended and Restated Merger Agreement with Oppenheimer Group, Inc. ("OGI"), its subsidiary Oppenheimer Financial Corp. ("Opfin") and certain related parties pursuant to which PIMCO Advisors and TAG and its successor, will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partner interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction"). If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Trust. At a meeting held on February 28, 1997, the Trustees, including all independent Trustees, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

                             OCC ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                     YEARS ENDED DECEMBER 31,
                              SIX MONTHS ENDED     -----------------------------    SEPTEMBER 16, 1994(1)
                              JUNE 30, 1997(7)         1996             1995        TO DECEMBER 31, 1994
                              ----------------     ------------     ------------    ---------------------
Net asset value, beginning of
  period.....................   $      36.21       $      30.14     $      20.83         $     21.80
                                ------------       ------------      -----------         -----------
Income from investment
  operations:
Net investment income........           0.18               0.43             0.42                0.14
Net realized and unrealized
  gain (loss) on
  investments................           4.73               6.31             9.02               (1.11)
                                ------------       ------------      -----------         -----------
  Total from investment
     operations..............           4.91               6.74             9.44               (0.97)
                                ------------       ------------      -----------         -----------
Dividends and distributions
  to shareholders:
Dividends to shareholders
  from net investment
  income.....................          (0.40)             (0.41)           (0.13)                 --
Distributions to shareholders
  from net realized gains....          (1.22)             (0.26)              --                  --
                                ------------       ------------      -----------         -----------
  Total dividends and
     distributions to
     shareholders............          (1.62)             (0.67)           (0.13)                 --
                                ------------       ------------      -----------         -----------
Net asset value, end of
  period.....................   $      39.50       $      36.21     $      30.14         $     20.83
                                ============       ============      ===========         ===========
Total return (2).............          14.0%              22.8%            45.6%               (4.4%)
                                ============       ============      ===========         ===========
Net assets, end of period....   $283,405,661       $180,728,094     $ 99,188,147         $54,943,371
                                ------------       ------------      -----------         -----------
Ratio of net operating
  expenses to average net
  assets (5).................          0.89%(3,4)         0.84%(6)         0.66%(6)            0.66%(3,6)
                                ------------       ------------      -----------         -----------
Ratio of net investment
  income to average net
  assets.....................          1.41%(3,4)         1.66%(6)         1.85%(6)            2.34%(3,6)
                                ------------       ------------      -----------         -----------
Portfolio turnover rate......             7%                27%              22%                  8%
                                ------------       ------------      -----------         -----------
Average commission rate......   $     0.0574       $     0.0592               --                  --
                                ------------       ------------      -----------         -----------

- ---------------
(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the six months ended June 30, 1997 were $223,985,374.

(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1G in Notes to Financial Statements).

(6) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been, 0.85% and 1.65%, respectively, for the year ended December 31, 1996, 0.74% and 1.77%, respectively, for the year ended December 31, 1995 and 0.96% and 2.04%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

(7) Unaudited.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                                 JUNE 30, 1997

PRINCIPAL
 AMOUNT                                                                                VALUE
- ---------                                                                            ----------
              U.S. GOVERNMENT AGENCY NOTES - 19.8%
$  80,000     Federal Farm Credit Bank, 5.18%, 10/17/97..........................    $   78,757
  960,000     Federal Home Loan Bank, 6.00%, 7/1/97..............................       960,000
                                                                                     ----------
              Total U.S. Government Agency Notes (amortized cost - $1,038,757)...    $1,038,757
                                                                                     ----------
              SHORT-TERM CORPORATE NOTES - 80.5%
              AUTOMOTIVE - 9.1%
$ 150,000     American Honda Finance Corp., 5.58%, 7/24/97.......................    $  149,465
  170,000     Ford Motor Credit Co., 5.58%, 9/8/97...............................       168,182
  160,000     General Motors Acceptance Corp., 5.56%, 8/25/97....................       158,641
                                                                                     ----------
                                                                                        476,288
                                                                                     ----------
              BANKING - 8.6%
  100,000     Morgan (J.P.) & Co., Inc., 5.50%, 7/23/97..........................        99,664
  150,000     Svenska Handelsbanken Inc., 5.60%, 7/1/97..........................       150,000
  200,000     UBS Finance Delaware, Inc., 5.52%, 7/14/97.........................       199,601
                                                                                     ----------
                                                                                        449,265
                                                                                     ----------
              BROKERAGE - 5.6%
  150,000     Goldman Sachs Group, L.P., 5.62%, 9/2/97...........................       148,525
  150,000     Morgan Stanley Group, Inc., 5.56%, 8/11/97.........................       149,050
                                                                                     ----------
                                                                                        297,575
                                                                                     ----------
              CONGLOMERATES - 6.8%
  190,000     General Electric Capital Corp., 5.56%, 10/27/97....................       186,537
  175,000     Mitsubishi International, 5.60%, 7/28/97...........................       174,265
                                                                                     ----------
                                                                                        360,802
                                                                                     ----------
              ENTERTAINMENT - 3.8%
  200,000     Walt Disney Co., 5.48%, 7/7/97.....................................       199,817
                                                                                     ----------
              INSURANCE - 5.8%
  120,000     Aetna Services Inc., 5.62% 7/7/97..................................       119,888
  185,000     Prudential Funding Corp., 5.53%, 7/16/97...........................       184,574
                                                                                     ----------
                                                                                        304,462
                                                                                     ----------
              MACHINERY/ENGINEERING - 5.6%
  140,000     Deere (John) Capital Corp., 5.54%, 9/15/97.........................       138,363
  160,000     Pitney Bowes Credit Corp., 5.65%, 10/1/97..........................       157,690
                                                                                     ----------
                                                                                        296,053
                                                                                     ----------

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

PRINCIPAL
 AMOUNT                                                                                VALUE
- ---------                                                                            ----------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
              MISCELLANEOUS FINANCIAL SERVICES - 11.4%
$ 160,000     American Express Credit Corp., 5.56%, 7/7/97.......................    $  159,852
  160,000     Associates Corp. N.A., 5.55%, 8/11/97..............................       158,988
  110,000     Beneficial Corp., 5.31%, 7/14/97...................................       109,789
  170,000     Household Finance Corp., 5.52%, 7/18/97............................       169,557
                                                                                     ----------
                                                                                        598,186
                                                                                     ----------
              SOVEREIGN - 3.4%
  180,000     Eksportfinans A/S, 5.60%, 8/29/97..................................       178,348
                                                                                     ----------
              TECHNOLOGY - 6.5%
  185,000     IBM Credit Corp., 5.54%, 8/18/97...................................       183,633
  160,000     Motorola Credit Corp., 5.50%, 7/24/97..............................       159,438
                                                                                     ----------
                                                                                        343,071
                                                                                     ----------
              TELECOMMUNICATIONS - 8.2%
  110,000     American Telephone & Telegraph Co., 5.52%, 7/28/97.................       109,544
  120,000     Ameritech Corp., 5.50%, 7/14/97....................................       119,762
  200,000     BellSouth Telecommunications Inc., 5.47%, 7/2/97...................       199,970
                                                                                     ----------
                                                                                        429,276
                                                                                     ----------
              TOBACCO/BEVERAGES/FOOD PRODUCTS - 5.7%
  120,000     Coca Cola Co., 5.40%, 7/29/97......................................       119,491
  180,000     PepsiCo Inc., 5.47%, 7/2/97........................................       179,973
                                                                                     ----------
                                                                                        299,464
                                                                                     ----------

              Total Short-Term Corporate Notes (amortized cost - $4,232,607).....    $4,232,607
                                                                                     ----------
              Total Investments (amortized cost - $5,271,364)............  100.3%    $5,271,364
              Liabilities in Excess of Other Assets......................   (0.3)       (17,639)
                                                                           -----     ----------
              Total Net Assets...........................................  100.0%    $5,253,725
                                                                           =====      =========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

ASSETS
Investments, at value (amortized cost - $5,271,364)..............................  $5,271,364
Cash.............................................................................       5,443
Other assets.....................................................................         585
                                                                                   ----------
  Total Assets...................................................................   5,277,392
                                                                                   ----------

LIABILITIES
Dividends payable................................................................       7,460
Payable for fund shares redeemed.................................................       2,614
Investment advisory fee payable..................................................         173
Other payables and accrued expenses..............................................      13,420
                                                                                   ----------
  Total Liabilities..............................................................      23,667
                                                                                   ----------

  Total Net Assets...............................................................  $5,253,725
                                                                                   ==========

COMPOSITION OF NET ASSETS
Par value ($.01 per share).......................................................  $   52,537
Paid-in-capital in excess of par.................................................   5,201,207
Accumulated net realized loss on investments.....................................         (19)
                                                                                   ----------

  Total Net Assets...............................................................  $5,253,725
                                                                                   ==========

Fund shares outstanding..........................................................   5,253,743
                                                                                   ----------

Net asset value per share........................................................  $     1.00
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

INVESTMENT INCOME
  Interest........................................................................  $129,999
                                                                                    --------

OPERATING EXPENSES
  Investment advisory fees (note 2)...............................................     9,477
  Custodian fees (note 1G)........................................................     4,686
  Transfer and dividend disbursing agent fees.....................................     4,527
  Audit fees......................................................................     3,873
  Legal fees......................................................................       955
  Reports and notices to shareholders.............................................       612
  Miscellaneous...................................................................     2,820
                                                                                    --------
     Total operating expenses.....................................................    26,950
     Less: Investment advisory fees waived (note 2)...............................    (3,439)
     Less: Expenses offset (note 1G)..............................................      (208)
                                                                                    --------
          Net operating expenses..................................................    23,303
                                                                                    --------
          Net investment income...................................................   106,696
                                                                                    --------

REALIZED LOSS ON INVESTMENTS - NET

  Net realized loss on investments................................................        (6)
                                                                                    --------

Net increase in net assets resulting from operations..............................  $106,690
                                                                                    ========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED         YEAR ENDED
                                                             JUNE 30, 1997(1)      DECEMBER 31, 1996
                                                             -----------------     -----------------
OPERATIONS
Net investment income......................................     $   106,696           $   181,416
Net realized loss on investments...........................              (6)                  (14)
                                                                -----------           -----------
     Net increase in net assets resulting from
       operations..........................................         106,690               181,402
                                                                -----------           -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................        (106,696)             (181,416)
Net realized gains.........................................              --                   (46)
                                                                -----------           -----------
     Total dividends and distributions to shareholders.....        (106,696)             (181,462)
                                                                -----------           -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       2,103,920             6,146,104
Reinvestment of dividends and distributions................          99,926               182,704
Cost of shares redeemed....................................      (2,229,157)           (5,405,790)
                                                                -----------           -----------
     Net increase (decrease) in net assets from fund share
       transactions........................................         (25,311)              923,018
                                                                -----------           -----------

          Total increase (decrease) in net assets..........         (25,317)              922,958

NET ASSETS
Beginning of period........................................       5,279,042             4,356,084
                                                                -----------           -----------
End of period (including undistributed net investment
  income of $0 and $0, respectively).......................     $ 5,253,725           $ 5,279,042
                                                                ===========           ===========

SHARES ISSUED AND REDEEMED
Issued.....................................................       2,103,920             6,146,104
Issued in reinvestment of dividends and distributions......          99,926               182,704
Redeemed...................................................      (2,229,157)           (5,405,790)
                                                                -----------           -----------
     Net increase (decrease)...............................         (25,311)              923,018
                                                                ===========           ===========

- ---------------
(1) Unaudited.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust ( the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of six classes of shares of beneficial interest at $.01 par value. The Trust is comprised of six portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio and the Money Market Portfolio ("the Portfolio"). OpCap Advisors (the "Adviser"), a majority-owned ( 99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required. Federal income tax cost basis of portfolio securities is the same as for financial reporting purposes.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .40%. The Adviser has agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.00% (net of expenses offset) of average net assets on an annual basis.

(3) PURCHASES AND SALES OF INVESTMENTS

     For the six months ended June 30, 1997, purchases and sales/maturities of investment securities, were $24,904,984 and $25,044,398, respectively.

(4) AFFILIATED TRANSACTION

     On July 22, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $119 billion in assets under management through various subsidiaries and its affiliate Thomson Advisory Group Inc. ("TAG"), signed an Amended and Restated Merger Agreement with Oppenheimer Group, Inc. ("OGI"), its subsidiary Oppenheimer Financial Corp. ("Opfin") and certain related parties pursuant to which PIMCO Advisors and TAG and its successor, will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partner interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction"). If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Trust. At a meeting held on February 28, 1997, the Trustees, including all independent Trustees, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

                             OCC ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                      YEARS ENDED DECEMBER 31,
                                 SIX MONTHS ENDED     -------------------------     SEPTEMBER 16, 1994(1)
                                 JUNE 30, 1997(7)        1996           1995        TO DECEMBER 31, 1994
                                 ----------------     ----------     ----------     ---------------------
Net asset value, beginning of
  period.......................     $     1.00        $     1.00     $     1.00          $      1.00
                                    ----------        ----------     ----------           ----------
Income from investment
  operations:
Net investment income..........           0.02              0.04           0.05                 0.01
Net realized gain (loss) on
  investments..................          (0.00)            (0.00)          0.00                   --
                                    ----------        ----------     ----------           ----------
  Total from investment
     operations................           0.02              0.04           0.05                 0.01
                                    ----------        ----------     ----------           ----------
Dividends and distributions to
  shareholders:
Dividends to shareholders from
  net investment income........          (0.02)            (0.04)         (0.05)               (0.01)
Distributions to shareholders
  from net realized gains......             --             (0.00)            --                   --
                                    ----------        ----------     ----------           ----------
  Total dividends and
     distributions to
     shareholders..............          (0.02)            (0.04)         (0.05)               (0.01)
                                    ----------        ----------     ----------           ----------
Net asset value, end of
  period.......................     $     1.00        $     1.00     $     1.00          $      1.00
                                    ==========        ==========     ==========           ==========

Total return (2)...............           2.3%              4.5%           5.1%                 1.2%
                                    ==========        ==========     ==========           ==========
Net assets, end of period......     $5,253,725        $5,279,042     $4,356,084          $ 3,519,526
                                    ----------        ----------     ----------           ----------
Ratio of net operating expenses
  to average net assets
  (5,6)........................          0.99%(3,4)        1.01%          1.00%                1.00%(3)
                                    ----------        ----------     ----------           ----------
Ratio of net investment income
  to average net assets (6)....          4.50%(3,4)        4.43%          4.94%                4.13%(3)
                                    ----------        ----------     ----------           ----------

- ---------------
(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the six months ended June 30, 1997 were $4,777,776.

(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1G in Notes to Financial Statements).

(6) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.14% and 4.36%, annualized, respectively, for the six months ended June 30, 1997, 1.30% and 4.13%, respectively, for the year ended December 31, 1996, 1.14% and 4.80%, respectively, for the year ended December 31, 1995 and 2.03% and 3.10%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

(7) Unaudited.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                                 JUNE 30, 1997

PRINCIPAL
  AMOUNT                                                                                 VALUE
- ----------                                                                             ----------
             U.S. TREASURY NOTES - 49.1%
$  300,000     5.75%, 8/15/03.....................................................     $  289,686
   480,000     5.875%, 1/31/99....................................................        479,025
 1,100,000     6.00%, 9/30/98.....................................................      1,101,199
   650,000     6.25%, 4/30/01.....................................................        648,173
   620,000     6.50%, 10/15/06....................................................        617,384
   125,000     7.25%, 5/15/04.....................................................        130,293
                                                                                       ----------
               Total U.S. Treasury Notes (cost - $3,250,869)......................     $3,265,760
                                                                                       ----------

             U.S. GOVERNMENT AGENCY NOTES - 28.8%
             Federal Farm Credit Bank,
$   25,000     5.41%, 7/2/97......................................................     $   24,996
    75,000     8.65%, 10/1/99.....................................................         78,633
             Federal Home Loan Bank,
   100,000     8.09%, 12/28/04....................................................        107,937
   155,000     8.60%, 8/25/99.....................................................        162,265
             Federal Home Loan Mortgage Corp.,
   175,000     6.22%, 3/24/03.....................................................        171,747
   300,000     7.71%, 6/21/04.....................................................        303,984
   125,000     7.75%, 11/7/01.....................................................        130,546
   150,000     8.115%, 1/31/05....................................................        161,788
             Federal National Mortgage Assoc.,
    60,000     5.375%, 6/10/98....................................................         59,672
   150,000     9.20%, 9/11/00.....................................................        162,070
   150,000   Private Export Funding Corp., 9.10%, 10/30/98........................        155,601
             Student Loan Marketing Assoc.,
    75,000     7.00%, 3/3/98......................................................         75,563
   100,000     7.20%, 11/9/00.....................................................        102,328
             Tennessee Valley Authority,
   150,000     6.00%, 11/1/00.....................................................        147,962
    65,000     8.375%, 10/1/99....................................................         67,783
                                                                                       ----------
               Total U.S. Government Agency Notes (cost - $1,906,262).............     $1,912,875
                                                                                       ----------

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

PRINCIPAL
  AMOUNT                                                                                 VALUE
- ----------                                                                             ----------
             MORTGAGE-RELATED SECURITIES - 13.6%
             Federal National Mortgage Assoc.,
$  173,804     6.50%, 5/1/26......................................................     $  166,363
   182,890     7.00%, 1/1/10......................................................        183,403
   146,602     8.00%, 8/1/24......................................................        150,175
   115,003     8.00%, 12/1/24.....................................................        118,056
     7,502     9.00%, 8/1/02......................................................          7,778
    17,538     9.50%, 12/1/06.....................................................         18,307
    40,110     9.50%, 3/1/19......................................................         43,180
    72,407     9.50%, 12/1/19.....................................................         77,814
   133,808   Government National Mortgage Assoc., 8.50%, 3/15/25..................        139,117
                                                                                       ----------
               Total Mortgage-Related Securities (cost - $889,581)................     $  904,193
                                                                                       ----------

             CORPORATE NOTES - 6.9%
             CONGLOMERATES - 1.6%
$  100,000   General Electric Capital Corp., 8.375%, 3/1/01.......................     $  105,481
                                                                                       ----------
             MISCELLANEOUS FINANCIAL SERVICES - 5.3%
   125,000   Associates Corp., N.A., 5.25%, 3/30/00...............................        120,928
   125,000   International Lease Finance Corp., 6.125%, 11/1/99...................        124,060
   100,000   Lehman Brothers Holdings, Inc., 8.50%, 5/1/07........................        107,652
                                                                                       ----------
                                                                                          352,640
                                                                                       ----------
               Total Corporate Notes (cost - $451,722)............................     $  458,121
                                                                                       ----------
               Total Investments (cost - $6,498,434).......................   98.4%    $6,540,949
               Other Assets in Excess of Liabilities.......................    1.6        106,978
                                                                             -----     ----------
               Total Net Assets............................................  100.0%    $6,647,927
                                                                             =====     ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

ASSETS
Investments, at value (cost - $6,498,434)........................................  $6,540,949
Cash.............................................................................      27,445
Interest receivable..............................................................      96,672
Receivable from fund shares sold.................................................      14,884
Other assets.....................................................................       1,000
                                                                                   ----------
  Total Assets...................................................................   6,680,950
                                                                                   ----------

LIABILITIES
Dividends payable................................................................      11,258
Payable for fund shares redeemed.................................................       2,573
Investment advisory fee payable..................................................         275
Other payables and accrued expenses..............................................      18,917
                                                                                   ----------
  Total Liabilities..............................................................      33,023
                                                                                   ----------

  Total Net Assets...............................................................  $6,647,927
                                                                                   ==========

COMPOSITION OF NET ASSETS
Par value ($.01 per share).......................................................  $    6,436
Paid-in-capital in excess of par.................................................   6,622,946
Accumulated net realized loss on investments.....................................     (23,970)
Net unrealized appreciation on investments.......................................      42,515
                                                                                   ----------

  Total Net Assets...............................................................  $6,647,927
                                                                                   ==========

Fund shares outstanding..........................................................     643,563
                                                                                   ----------

Net asset value per share........................................................  $    10.33
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                      STATEMENT OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

INVESTMENT INCOME
  Interest........................................................................  $161,985
                                                                                    --------
OPERATING EXPENSES
  Investment advisory fees (note 2)...............................................    14,993
  Custodian fees (note 1G)........................................................    10,174
  Transfer and dividend disbursing agent fees.....................................     6,033
  Audit fees......................................................................     3,838
  Reports and notices to shareholders.............................................     1,136
  Legal fees......................................................................       900
  Miscellaneous...................................................................     1,238
                                                                                    --------
     Total operating expenses.....................................................    38,312

     Less: Investment advisory fees waived (note 2)...............................   (13,132)

     Less: Expenses offset (note 1G)..............................................      (196)
                                                                                    --------
          Net operating expenses..................................................    24,984
                                                                                    --------
          Net investment income...................................................   137,001
                                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET

  Net realized loss on investments................................................   (16,079)

  Net change in unrealized appreciation (depreciation) on investments.............    26,949
                                                                                    --------
     Net realized loss and change in unrealized appreciation (depreciation) on
      investments.................................................................    10,870
                                                                                    --------
Net increase in net assets resulting from operations..............................  $147,871
                                                                                    ========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                JUNE 30, 1997(1)    DECEMBER 31, 1996
                                                                ----------------    -----------------
OPERATIONS
Net investment income........................................      $  137,001          $   130,053
Net realized loss on investments.............................         (16,079)              (7,891)
Net change in unrealized appreciation (depreciation) on
  investments................................................          26,949              (26,424)
                                                                   ----------           ----------
     Net increase in net assets resulting from operations....         147,871               95,738
                                                                   ----------           ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income........................................        (137,001)            (130,053)
Net realized gains...........................................              --                   --
                                                                   ----------           ----------
     Total dividends and distributions to shareholders.......        (137,001)            (130,053)
                                                                   ----------           ----------

FUND SHARE TRANSACTIONS
Net proceeds from sales......................................       3,495,129            2,180,216
Reinvestment of dividends and distributions..................         125,744              130,663
Cost of shares redeemed......................................        (405,814)            (297,024)
                                                                   ----------           ----------
     Net increase in net assets from fund share
       transactions..........................................       3,215,059            2,013,855
                                                                   ----------           ----------

          Total increase in net assets.......................       3,225,929            1,979,540

NET ASSETS
Beginning of period..........................................       3,421,998            1,442,458
                                                                   ----------           ----------
End of period (including undistributed net investment income
  of $0 and $0, respectively)................................      $6,647,927          $ 3,421,998
                                                                   ==========           ==========

SHARES ISSUED AND REDEEMED
Issued.......................................................         341,129              209,939
Issued in reinvestment of dividends and distributions........          12,193               12,589
Redeemed.....................................................         (39,494)             (28,592)
                                                                   ----------           ----------
     Net increase............................................         313,828              193,936
                                                                   ==========           ==========

- ---------------
(1) Unaudited.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                        U.S GOVERNMENT INCOME PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of six classes of shares of beneficial interest at $.01 par value. The Trust is comprised of six portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio (the "Portfolio") and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or tax return of capital.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%. The Adviser has agreed to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% (net of expenses offset) of average net assets on an annual basis.

(3) PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1997 purchases and sales of investment securities, other than short-term securities, were $6,237,713 and $3,017,417, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $69,498, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $28,671 and net unrealized appreciation for Federal income tax purposes is $40,827. Federal income tax cost basis of portfolio securities is $6,500,122 at June 30, 1997.

(5) AFFILIATED TRANSACTION

     On July 22, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $119 billion in assets under management through various subsidiaries and its affiliate Thomson Advisory Group Inc. ("TAG") signed an Amended and Restated Merger Agreement with Oppenheimer Group, Inc. ("OGI"), its subsidiary Oppenheimer Financial Corp. ("Opfin") and certain related parties pursuant to which PIMCO Advisors and TAG and its successor, will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partner interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction"). If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Trust. At a meeting held on February 28, 1997, the Trustees, including all independent Trustees, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                       JANUARY 3, 1995(1)
                                          SIX MONTHS ENDED         YEAR ENDED                  TO
                                          JUNE 30, 1997(7)      DECEMBER 31, 1996      DECEMBER 31, 1995
                                          -----------------     -----------------     --------------------
Net asset value, beginning of period....     $     10.38           $     10.62             $    10.00
                                              ----------            ----------             ----------
Income from investment operations:
Net investment income...................            0.28                  0.55                   0.60
Net realized and unrealized gain (loss)
  on investments........................           (0.05)                (0.24)                  0.68
                                              ----------            ----------             ----------
  Total from investment operations......            0.23                  0.31                   1.28
                                              ----------            ----------             ----------
Dividends and distributions to
  shareholders:
Dividends to shareholders from net
  investment income.....................           (0.28)                (0.55)                 (0.60)
Distributions to shareholders from net
  realized gains........................              --                    --                  (0.06)
                                              ----------            ----------             ----------
  Total dividends and distributions to
     shareholders.......................           (0.28)                (0.55)                 (0.66)
                                              ----------            ----------             ----------
Net asset value, end of period..........     $     10.33           $     10.38             $    10.62
                                              ==========            ==========             ==========
Total return (2)........................            2.2%                  3.0%                  13.1%
                                              ==========            ==========             ==========
Net assets, end of period...............     $ 6,647,927           $ 3,421,998             $1,442,458
                                              ----------            ----------             ----------
Ratio of net operating expenses to
  average net assets (5,6)..............           1.01%(3,4)            0.96%                  0.75%(3)
                                              ----------            ----------             ----------
Ratio of net investment income to
  average net assets (6)................           5.48%(3,4)            5.27%                  5.75%(3)
                                              ----------            ----------             ----------
Portfolio turnover rate.................             60%                   31%                    65%
                                              ----------            ----------             ----------

- ---------------
(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the six months ended June 30, 1997 were $5,038,930.

(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1G in Notes to Financial Statements).

(6) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.53% and 4.96%, annualized, respectively, for the six months ended June 30, 1997, and 2.34% and 3.87%, respectively, for the year ended December 31, 1996 and 4.73% and 1.77%, annualized, respectively, for the period January 3, 1995 (commencement of operations) to December 31, 1995.

(7) Unaudited.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)

                                 JUNE 30, 1997

PRINCIPAL
  AMOUNT                                                                               VALUE
- ----------                                                                          -----------
             U.S. GOVERNMENT AGENCY NOTES - 7.6%
             Federal Home Loan Bank,
$  265,000   5.40%, 7/24/97.....................................................    $   264,086
 1,580,000   5.41%, 8/14/97.....................................................      1,569,553
                                                                                    -----------
             Total U.S. Government Agency Notes (cost - $1,833,639).............    $ 1,833,639
                                                                                    -----------

  SHARES
             COMMON STOCKS - 91.4%
             AUSTRALIA - 1.0%
             ENERGY - .5%
    37,328   Novus Petroleum Ltd. ..............................................    $   128,358
                                                                                    -----------
             PAPER PRODUCTS - .5%
    17,137   WMC Ltd. ..........................................................        108,143
                                                                                    -----------
             Total Australian Common Stocks.....................................        236,501
                                                                                    -----------
             BERMUDA - 4.1%
             INSURANCE - 4.1%
    12,800   ACE Ltd. ..........................................................        945,600
       800   EXEL Ltd. .........................................................         42,200
                                                                                    -----------
             Total Bermuda Common Stocks........................................        987,800
                                                                                    -----------
             BRAZIL - 1.9%
             BANKING - .5%
     5,000   Bompreco Supermecados Norde* GDR...................................        121,500
                                                                                    -----------
             PAPER PRODUCTS - .3%
     3,100   Aracruz Celulose SA ADR............................................         63,163
                                                                                    -----------
             TELECOMMUNICATIONS - .8%
     3,200   Ericsson Telecomunicacoes SA.......................................        190,237
                                                                                    -----------
             TEXTILES/APPAREL - .3%
       210   Compahnia de Tecidos Norte de Minas-Conteminas.....................         81,928
                                                                                    -----------
             Total Brazilian Common Stocks......................................        456,828
                                                                                    -----------
             CANADA - 2.8%
             ELECTRONICS - .4%
    11,940   CAE, Inc. .........................................................         94,676
                                                                                    -----------
             ENERGY - 1.4%
     3,000   PanCanadian Petroleum Ltd. ........................................         63,000
     3,750   Precision Drilling Corp.*..........................................        181,125
     3,600   Suncor, Inc. ......................................................         95,413
                                                                                    -----------
                                                                                        339,538
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             CANADA (CONTINUED)
             PRINTING/PUBLISHING - .3%
     3,250   Thomson Corp. .....................................................    $    75,664
                                                                                    -----------
             SECURITY/INVESTIGATION - .4%
     4,500   Unican Security Systems Ltd. ......................................         90,590
                                                                                    -----------
             TRANSPORTATION - .3%
     2,875   Canadian Pacific Ltd. .............................................         81,298
                                                                                    -----------
             Total Canadian Common Stocks.......................................        681,766
                                                                                    -----------
             CHILE - .3%
             CONGLOMERATES - .3%
     3,300   Quinenco SA* ADR...................................................         61,050
                                                                                    -----------
             CZECHOSLOVAKIA - .4%
             TELECOMMUNICATIONS - .2%
       550   SPT Telekom AS*....................................................         57,679
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - .2%
     2,000   CKD Praha Holding AS*..............................................         54,409
                                                                                    -----------
             Total Czechoslovakian Common Stocks................................        112,088
                                                                                    -----------
             FINLAND - 1.6%
             DRUGS & MEDICAL PRODUCTS - .2%
     8,200   Oy Tamro AB........................................................         56,848
                                                                                    -----------
             TELECOMMUNICATIONS - 1.4%
     4,500   Oy Nokia AB........................................................        335,372
                                                                                    -----------
             Total Finnish Common Stocks........................................        392,220
                                                                                    -----------
             FRANCE - 4.3%
             ELECTRONICS - .9%
       500   Le Carbone Lorraine................................................        121,667
     1,559   Schneider SA.......................................................         82,981
                                                                                    -----------
                                                                                        204,648
                                                                                    -----------
             ENERGY - .9%
     2,116   Total SA...........................................................        213,879
                                                                                    -----------
             INSURANCE - .7%
     2,800   AXA*...............................................................        174,145
                                                                                    -----------
             MANUFACTURING - .4%
     1,556   Michelin (CGDE)....................................................         93,439
                                                                                    -----------
             POWER/UTILITIES - .6%
     2,264   Compagnie Generale des Eaux........................................        145,725
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             FRANCE (CONTINUED)
             TECHNOLOGY - .8%
     2,400   SGS-Thomson Microelectronics N.V.*.................................    $   189,494
                                                                                    -----------
             Total French Common Stocks.........................................      1,021,330
                                                                                    -----------
             GERMANY - 4.6%
             CHEMICALS - .8%
     1,300   SGL Carbon AG......................................................        177,994
                                                                                    -----------
             COMPUTER SERVICES - 1.4%
     1,650   SAP AG.............................................................        331,116
                                                                                    -----------
             CONSUMER PRODUCTS - .6%
     1,300   Adidas AG..........................................................        143,856
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - .3%
     1,150   Gehe AG............................................................         78,465
                                                                                    -----------
             INSURANCE - .6%
       175   Koelnische Rueckversicherungs AG...................................        149,504
                                                                                    -----------
             RETAIL - .9%
     2,000   Metro AG...........................................................        219,139
                                                                                    -----------
             Total German Common Stocks.........................................      1,100,074
                                                                                    -----------
             HONG KONG - .6%
             BANKING - .4%
   216,000   Manhattan Credit Card Co., Ltd. ...................................         98,279
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - .2%
    70,000   Noble Group Ltd.*..................................................         54,600
                                                                                    -----------
             Total Hong Kong Common Stocks......................................        152,879
                                                                                    -----------
             HUNGARY - 1.1%
             CONGLOMERATES - .3%
     6,650   Benpres Holdings Corp.* GDR........................................         49,044
     3,800   Benpres Holdings Corp.* GDR Reg. S.................................         26,600
                                                                                    -----------
                                                                                         75,644
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - .8%
       500   Gedeon Richter Ltd., GDR...........................................         45,750
       500   Gedeon Richter Ltd., GDR Reg. S....................................         45,688
     1,050   Gedeon Richter Ltd., GDS...........................................         96,600
                                                                                    -----------
                                                                                        188,038
                                                                                    -----------
             Total Hungarian Common Stocks......................................        263,682
                                                                                    -----------
             INDONESIA - .2%
             WHOLESALE - .2%
    34,000   PT Tigaraksa Satria................................................         41,591
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             ITALY - .6%
             TELECOMMUNICATIONS - .6%
    32,000   Telecom Italia S.p.A. .............................................    $    63,357
    49,000   Telecom Italia Mobile S.p.A.*......................................         87,646
                                                                                    -----------
                                                                                        151,003
                                                                                    -----------
             JAPAN - 14.3%
             AUTOMOTIVE - 1.3%
    15,000   Calsonic Corp. ....................................................         95,271
     5,000   Honda Motor Co., Ltd. .............................................        150,497
     5,000   Murakami Corp. ....................................................         54,528
                                                                                    -----------
                                                                                        300,296
                                                                                    -----------
             BANKING - 1.2%
        20   Aeon Credit Service Co., Ltd. .....................................          1,300
    22,000   Daiwa Bank Ltd. ...................................................        104,223
    48,000   Yasuda Trust & Banking.............................................        183,423
                                                                                    -----------
                                                                                        288,946
                                                                                    -----------
             BUILDING & CONSTRUCTION - .3%
     3,000   Sho-Bond Corp. ....................................................         78,259
                                                                                    -----------
             CHEMICALS - 2.1%
    25,000   Dainippon Ink & Chemicals, Inc. ...................................        107,747
     9,000   Sekisui Chemical Co. ..............................................         91,084
     6,000   Shin-Etsu Chemical Co. ............................................        159,135
    53,000   Showa Denko K.K. ..................................................        138,719
                                                                                    -----------
                                                                                        496,685
                                                                                    -----------
             COMPUTER SERVICES - .6%
     4,000   Konami Co., Ltd. ..................................................        149,363
                                                                                    -----------
             CONGLOMERATES - .3%
     4,000   Inaba Denkisangyo Co. .............................................         71,541
                                                                                    -----------
             CONSUMER PRODUCTS - 1.0%
     7,000   Canon, Inc. .......................................................        190,543
    10,000   Minolta Co. Ltd. ..................................................         62,642
                                                                                    -----------
                                                                                        253,185
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - .8%
     7,000   Takeda Chemical Industries.........................................        196,650
                                                                                    -----------
             ELECTRICAL ENGINEERING - .0%
       100   Kinden Corp. ......................................................          1,413
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             ELECTRONICS - 3.1%
    10,000   Fujitsu Ltd. ......................................................    $   138,719
     1,000   Kyocera Corp.*.....................................................         79,393
     8,000   Mitsubishi Electric Corp. .........................................         44,739
     3,000   Omron Corp. .......................................................         63,602
     1,000   Rohm Co. ..........................................................        102,949
     8,000   Sodick Co. ........................................................         64,980
     3,000   Sony Corp. ........................................................        261,473
                                                                                    -----------
                                                                                        755,855
                                                                                    -----------
             INSURANCE - .2%
     9,000   Fuji Fire & Marine Insurance.......................................         39,182
                                                                                    -----------
             METALS & MINING - .3%
     5,000   Toho Titanium*.....................................................         76,339
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 1.4%
        50   Credit Saison Co., Ltd. ...........................................          1,221
     2,000   Orix Corp. ........................................................        148,142
       600   Shohkoh Fund.......................................................        181,644
                                                                                    -----------
                                                                                        331,007
                                                                                    -----------
             POWER/UTILITIES - .3%
     5,000   Kyushu Electric Power..............................................         85,936
                                                                                    -----------
             RETAIL - 1.0%
     1,200   Circle K Co. Ltd. .................................................         68,889
     6,000   Mycal Corp. .......................................................         86,372
     1,000   Ryohin Keikaku Co. Ltd. ...........................................         78,869
                                                                                    -----------
                                                                                        234,130
                                                                                    -----------
             TOBACCO/BEVERAGES/FOOD PRODUCTS - .4%
     6,000   Mikuni Coca-Cola Bottling..........................................         88,990
                                                                                    -----------
             Total Japanese Common Stocks.......................................      3,447,777
                                                                                    -----------
             LICHTENSTEIN - .3%
             BANKING - .3%
       130   Liechtenstein Global Trust AG......................................         79,692
                                                                                    -----------
             MEXICO - 1.2%
             BUILDING/CONSTRUCTION - .6%
    26,000   Corporacion GEO, S.A. de CV*.......................................        149,833
                                                                                    -----------
             CONGLOMERATES - .6%
    20,000   Alfa S.A. de CV*...................................................        136,395
                                                                                    -----------
             Total Mexican Common Stocks........................................        286,228
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             NETHERLANDS - 1.6%
             IMPORTING/EXPORTING - .3%
     1,516   Hagemeyer NV.......................................................    $    78,314
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - .8%
     3,886   ING Groep NV.......................................................        179,165
                                                                                    -----------
             PRINTING/PUBLISHING - .5%
     5,800   Ver Ned Uitgevers..................................................        128,239
                                                                                    -----------
             Total Netherlands Common Stocks....................................        385,718
                                                                                    -----------
             NEW ZEALAND - .6%
             BUILDING & CONSTRUCTION - .4%
    28,344   Fletcher Challenge Ltd. ...........................................         84,132
                                                                                    -----------
             FOOD SERVICES - .2%
   160,392   AFFCO Holdings Ltd. ...............................................         55,563
                                                                                    -----------
             Total New Zealand Common Stocks....................................        139,695
                                                                                    -----------
             NORWAY - .7%
             ENERGY - .7%
     8,400   Saga Petroleum ASA.................................................        159,308
                                                                                    -----------
             POLAND - .1%
             BANKING - .1%
     2,500   Bank Handlowy W. Warszawie*........................................         28,830
                                                                                    -----------
             SINGAPORE - .4%
             PRINTING/PUBLISHING - .4%
     5,000   Singapore Press Holdings Ltd. .....................................        100,720
                                                                                    -----------
             SOUTH KOREA - .8%
             ENERGY - .2%
     1,060   Seoul City Gas Co. Ltd. ...........................................         48,225
                                                                                    -----------
             TELECOMMUNICATIONS - .3%
     6,000   SK Telecom Co. Ltd.* ADR...........................................         60,375
                                                                                    -----------
             TOBACCO/BEVERAGES/FOOD PRODUCTS - .3%
       490   Lotte Confectionery Co. ...........................................         76,149
                                                                                    -----------
             Total South Korean Common Stocks...................................        184,749
                                                                                    -----------
             SPAIN - 1.0%
             ENERGY - .5%
     2,900   Repsol SA..........................................................        122,613
                                                                                    -----------
             MANUFACTURING - .5%
     2,600   Vidrala SA.........................................................        113,281
                                                                                    -----------
             Total Spanish Common Stocks........................................        235,894
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             SWEDEN - 3.9%
             BANKING - .4%
     2,700   Nordbanken AB*.....................................................    $    91,099
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - .6%
     8,000   ASTRA AB...........................................................        148,924
                                                                                    -----------
             ELECTRONICS - .5%
     1,600   Electrolux AB......................................................        115,416
                                                                                    -----------
             MACHINERY/ENGINEERING - 1.8%
    13,300   ABB AB.............................................................        186,549
     6,900   Atlas Copco AB.....................................................        180,182
     4,500   Kalmar Industries AB...............................................         77,080
                                                                                    -----------
                                                                                        443,811
                                                                                    -----------
             PAPER PRODUCTS - .6%
     5,100   AssiDoman AB.......................................................        145,046
                                                                                    -----------
             Total Swedish Common Stocks........................................        944,296
                                                                                    -----------
             SWITZERLAND - 3.7%
             BANKING - .7%
     1,350   CS Holding AG......................................................        173,373
                                                                                    -----------
             BUILDING & CONSTRUCTION - .7%
       170   Holderbank Financiere Glaris AG....................................        160,568
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - 2.0%
       145   Ares-Serono Group..................................................        210,051
       170   Novartis AG*.......................................................        271,767
                                                                                    -----------
                                                                                        481,818
                                                                                    -----------
             MANUFACTURING - .3%
        25   Sig Schweizerische Industrie - Gesellschaft Holding AG.............         75,771
                                                                                    -----------
             Total Swiss Common Stocks..........................................        891,530
                                                                                    -----------
             THAILAND - .3%
             WHOLESALE - .3%
    27,000   Siam Makro Public Co., Ltd. .......................................         74,001
                                                                                    -----------
             UNITED KINGDOM - 5.6%
             COMPUTER SERVICES - .5%
    26,000   Amstrad PLC........................................................        122,966
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - 1.0%
    12,450   SmithKline Beecham PLC.............................................        229,203
                                                                                    -----------
             ELECTRONICS - .6%
     8,900   Siebe PLC..........................................................        150,880
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
                                                                                    -----------
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
             MANUFACTURING - 1.1%
    48,000   Bridon PLC.........................................................    $   107,112
    40,263   LucasVarity PLC*...................................................        139,464
                                                                                    -----------
                                                                                        245,576
                                                                                    -----------
             METALS & MINING - .6%
    20,000   Antofagasta Holdings PLC...........................................        153,208
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - .8%
    18,317   Lloyds TSB Group PLC...............................................        188,210
                                                                                    -----------
             RETAIL - 1.0%
    13,116   Dixon Group PLC....................................................        103,313
    24,600   Safeway, Inc. .....................................................        142,358
                                                                                    -----------
                                                                                        245,671
                                                                                    -----------
             Total United Kingdom Common Stocks.................................      1,336,714
                                                                                    -----------
             UNITED STATES - 33.4%
             AEROSPACE/DEFENSE - 4.4%
     3,000   Lockheed Martin Corp. .............................................        310,687
    11,000   McDonnell Douglas Corp. ...........................................        753,500
                                                                                    -----------
                                                                                      1,064,187
                                                                                    -----------
             BANKING - 5.7%
     4,000   Citicorp...........................................................        482,250
     3,300   Wells Fargo & Co. .................................................        889,350
                                                                                    -----------
                                                                                      1,371,600
                                                                                    -----------
             CHEMICALS - 4.6%
    11,000   du Pont (E.I.) de Nemours & Co. ...................................        691,625
     4,000   Hercules, Inc. ....................................................        191,500
     5,000   Monsanto Co. ......................................................        215,313
                                                                                    -----------
                                                                                      1,098,438
                                                                                    -----------
             CONGLOMERATES - 1.9%
    10,000   Tenneco, Inc. .....................................................        451,875
                                                                                    -----------
             CONSUMER PRODUCTS - 1.8%
    13,000   Mattel, Inc. ......................................................        440,375
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - 1.7%
     8,000   Becton, Dickinson & Co. ...........................................        405,000
                                                                                    -----------
             FOOD SERVICES - 2.8%
    14,000   McDonald's Corp. ..................................................        676,375
                                                                                    -----------
             MACHINERY/ENGINEERING - 1.3%
     3,000   Caterpillar, Inc. .................................................        322,125
                                                                                    -----------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  SHARES                                                                               VALUE
- ----------                                                                          -----------
             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
             MISCELLANEOUS FINANCIAL SERVICES - 3.3%
    23,000   Federal Home Loan Mortgage Corp. ..................................    $   790,625
                                                                                    -----------
             PAPER PRODUCTS - .7%
     3,000   Champion International, Inc. ......................................        165,750
                                                                                    -----------
             RAILROADS - 1.2%
     4,000   Union Pacific Corp. ...............................................        282,000
                                                                                    -----------
             TECHNOLOGY - 1.1%
     1,000   Intel Corp. .......................................................        141,812
     4,000   National Semiconductor Corp.*......................................        122,500
                                                                                    -----------
                                                                                        264,312
                                                                                    -----------
             TELECOMMUNICATIONS - 2.9%
     1,300   Loral Space & Communications Ltd.*.................................         19,500
    45,000   Tele-Communications, Inc. (Class A)*...............................        669,375
                                                                                    -----------
                                                                                        688,875
                                                                                    -----------

             Total United States Common Stocks..................................      8,021,537
                                                                                    -----------

             Total Common Stocks (cost - $17,962,852)...........................    $21,975,501
                                                                                    -----------

             Total Investments (cost - $19,796,491).............................           99.0%
                                                                                     $23,809,140
             Other Assets in Excess of Liabilities.......................     1.0        239,169
                                                                            ------    ----------

             Total Net Assets............................................   100.0%   $24,048,309
                                                                            ======   ===========

- ---------------
* Non-income producing security.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

ASSETS
Investments, at value (cost - $19,796,491).....................................   $23,809,140
Cash...........................................................................       141,921
Foreign currencies (cost - $53,177)............................................        52,033
Receivable from fund shares sold...............................................        42,582
Dividends receivable...........................................................        17,395
Foreign withholding taxes reclaimable..........................................         9,131
Other assets...................................................................           889
                                                                                  -----------
  Total Assets.................................................................    24,073,091
                                                                                  -----------

LIABILITIES
Payable for fund shares redeemed...............................................         3,151
Investment advisory fees payable...............................................         1,584
Foreign withholding taxes payable..............................................         1,229
Other payables and accrued expenses............................................        18,818
                                                                                  -----------
  Total Liabilities............................................................        24,782
                                                                                  -----------

  Total Net Assets.............................................................   $24,048,309
                                                                                  ===========

COMPOSITION OF NET ASSETS
Par value ($.01 per share).....................................................   $    15,943
Paid-in-capital in excess of par...............................................    19,851,655
Accumulated undistributed net investment income................................       100,186
Accumulated undistributed net realized gain on investments.....................        88,939
Accumulated net realized loss on foreign currency transactions.................       (19,919)
Net unrealized appreciation on investments and translation of other assets and
  liabilities denominated in foreign currencies................................     4,011,505
                                                                                  -----------

  Total Net Assets.............................................................   $24,048,309
                                                                                  ===========

Fund shares outstanding........................................................     1,594,305
                                                                                  -----------

Net asset value per share......................................................   $     15.08
                                                                                  -----------

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      STATEMENT OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

INVESTMENT INCOME
  Dividends (net of foreign withholding taxes of $14,770)......................    $  161,489
  Interest.....................................................................        63,629
                                                                                   ----------
     Total investment income...................................................       225,118
                                                                                   ----------

OPERATING EXPENSES
  Investment advisory fees (note 2A)...........................................        79,334
  Custodian fees (note 1H).....................................................        29,897
  Audit fees...................................................................         5,150
  Transfer and dividend disbursing agent fees..................................         4,614
  Reports and notices to shareholders..........................................         1,737
  Legal fees...................................................................         1,080
  Miscellaneous................................................................         1,383
                                                                                   ----------
     Total operating expenses..................................................       123,195
     Less: Investment advisory fees waived (note 2A)...........................        (2,537)
     Less: Expenses offset (note 1H)...........................................          (685)
                                                                                   ----------
          Net operating expenses...............................................       119,973
                                                                                   ----------
          Net investment income................................................       105,145
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS - NET

  Net realized gain on investments.............................................        92,782

  Net realized loss on foreign currency transactions...........................       (19,919)

  Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign
     currencies................................................................     2,621,255
                                                                                   ----------

     Net realized gain and change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated
      in foreign currencies....................................................     2,694,118
                                                                                   ----------

Net increase in net assets resulting from operations...........................    $2,799,263
                                                                                   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED        YEAR ENDED
                                                              JUNE 30, 1997(1)    DECEMBER 31, 1996
                                                              ----------------   --------------------
OPERATIONS
Net investment income.......................................    $    105,145         $     73,364
Net realized gain on investments............................          92,782              145,915
Net realized loss on foreign currency transactions..........         (19,919)             (67,648)
Net change in unrealized appreciation (depreciation) on
  investments and translation of other assets and
  liabilities denominated in foreign currencies.............       2,621,255            1,247,855
                                                                 -----------          -----------
     Net increase in net assets resulting from operations...       2,799,263            1,399,486
                                                                 -----------          -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.......................................          (7,066)             (60,776)
Net realized gains on investments...........................          (3,843)             (89,998)
                                                                 -----------          -----------
     Total dividends and distributions to shareholders......         (10,909)            (150,774)
                                                                 -----------          -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales.....................................       4,606,509           16,110,547
Reinvestment of dividends and distributions.................          10,909              150,774
Cost of shares redeemed.....................................        (329,951)          (3,428,866)
                                                                 -----------          -----------
     Net increase in net assets from fund share
       transactions.........................................       4,287,467           12,832,455
                                                                 -----------          -----------

          Total increase in net assets......................       7,075,821           14,081,167

NET ASSETS
Beginning of period.........................................      16,972,488            2,891,321
                                                                 -----------          -----------
End of period (including undistributed net investment income
  of $100,186 and $2,107, respectively).....................    $ 24,048,309         $ 16,972,488
                                                                 ===========          ===========

SHARES ISSUED AND REDEEMED
Issued......................................................         334,220            1,304,431
Issued in reinvestment of dividends and distributions.......             804               11,415
Redeemed....................................................         (23,321)            (282,190)
                                                                 -----------          -----------
     Net increase...........................................         311,703            1,033,656
                                                                 ===========          ===========

- ---------------
(1) Unaudited.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of six classes of shares of beneficial interest at $.01 par value. The Trust is comprised of six portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio (the "Portfolio"), the Managed Portfolio, the U.S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) FOREIGN CURRENCY TRANSLATION

     The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the portfolio's Statement of Operations. Since the net assets of the Portfolio are presented at the foreign exchange rates and market prices at the close of the period, the Portfolio does not

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

  (D) FOREIGN CURRENCY TRANSLATION (CONTINUED)
(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) isolate that portion of the results of operations arising as a result of changes in the exchange rates from fluctuations arising from changes in the market price of securities.

  (E) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or tax return of capital.

  (F) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (G) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (H) CUSTODY OFFSETS

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter. The Adviser has voluntarily agreed to waive that portion of the advisory fee necessary to limit total operating expenses of the Portfolio to 1.25% (net of expenses offset) of average net assets on an annual basis.

  (B) Total brokerage commissions paid by the Portfolio for the six months ended June 30, 1997 amounted to $21,497, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $880.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

(3) PURCHASES AND SALES OF INVESTMENTS

     For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term securities, were $6,796,997 and $2,508,482, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,307,655, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $295,006 and net unrealized appreciation for Federal income tax purposes is $4,012,649. Federal income tax cost basis of portfolio securities is $19,796,491 at June 30, 1997.

(5) AFFILIATED TRANSACTION

     On July 22, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $119 billion in assets under management through various subsidiaries and its affiliate Thomson Advisory Group Inc. ("TAG"), signed an Amended and Restated Merger Agreement with Oppenheimer Group, Inc. ("OGI"), its subsidiary Oppenheimer Financial Corp. ("Opfin") and certain related parties pursuant to which PIMCO Advisors and TAG and its successor, will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partner interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction"). If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Trust. At a meeting held on February 28, 1997, the Trustees, including all independent Trustees, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS ENDED          YEAR ENDED           MARCH 1, 1995(1) TO
                                       JUNE 30, 1997(7)       DECEMBER 31, 1996        DECEMBER 31, 1995
                                       ----------------       -----------------       --------------------
Net asset value, beginning of
  period.............................    $      13.23            $     11.61               $    10.00
                                          -----------            -----------               ----------
Income from investment operations:
Net investment income................            0.07                   0.04                     0.05
Net realized and unrealized gain on
  investments........................            1.79                   1.70                     1.83
                                          -----------            -----------               ----------
  Total from investment operations...            1.86                   1.74                     1.88
                                          -----------            -----------               ----------
Dividends and distributions to
  shareholders:
Dividends to shareholders from net
  investment income..................           (0.01)                 (0.05)                   (0.03)
Distributions to shareholders from
  net realized gains.................           (0.00)                 (0.07)                   (0.24)
                                          -----------            -----------               ----------
  Total dividends and distributions
     to shareholders.................           (0.01)                 (0.12)                   (0.27)
                                          -----------            -----------               ----------
Net asset value, end of period.......    $      15.08            $     13.23               $    11.61
                                          ===========            ===========               ==========
Total return (2).....................           14.1%                  15.0%                    18.9%
                                          ===========            ===========               ==========
Net assets, end of period............    $ 24,048,309            $16,972,488               $2,891,321
                                          -----------            -----------               ----------
Ratio of net operating expenses to
  average net assets (5,6)...........           1.22%(3,4)             1.42%                    1.25%(3)
                                          -----------            -----------               ----------
Ratio of net investment income to
  average net assets (6).............           1.06%(3,4)             0.81%                    1.02%(3)
                                          -----------            -----------               ----------
Portfolio turnover rate..............             14%                    40%                      67%
                                          -----------            -----------               ----------
Average commission rate..............    $     0.0228            $    0.0254                       --
                                          -----------            -----------               ----------

- ---------------
(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

(3) Annualized.

(4) Average net assets for the six months ended June 30, 1997 were $19,997,903.

(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1H in Notes to Financial Statements).

(6) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.24% and 1.03%, annualized, respectively, for the six months ended June 30, 1997, 1.83% and 0.22%, respectively, for the year ended December 31, 1996 and 3.94% and (1.67%), annualized, respectively, for the period March 1, 1995 (commencement of operations) to December 31, 1995.

(7) Unaudited.

PART C   OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    Financial Statements:

         Included in the Prospectus:

              Financial Highlights

         Included in Part B:

              Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements and Report of Independent Accountants for the fiscal year ended December 31, 1996. Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements for the six months ended June 30, 1997.

         Included in Part C:

               None

    EXHIBITS:

         (1) (a) Declaration of Trust - Previously filed with Post-Effective Amendment No. 3.

              (b) Amendment to Declaration of Trust dated September 1, 1994 - Previously filed with Post Effective Amendment No. 3.

              (c)  Amendment to Declaration of Trust dated September
              16, 1994 - Previously filed with Post-Effective Amendment No. 3..

              (d)  Amendment to Declaration of Trust dated April 22,
              1996 - Previously filed with Post-Effective Amendment No. 2.

         (2)  By-Laws of Registrant - Previously filed with
              Post-Effective Amendment No. 3..

         (3)  Not Applicable.

         (4)  Not Applicable.

         (5)  Investment Advisory Agreement

         (6)  Distribution Agreement

         (7)  Not Applicable.

         (8) Custody Agreement - Previously filed with Post-Effective Amendment No. 3.

         (9) (a) Transfer Agency and Service Agreement - Previously filed with Post-Effective Amendment No. 3.

              (b) Participation AGreement for American Enterprise Life Insurance Company - Previously filed with Post-Effective Amendment No. 3.

              (c)  Amendment No. 1 to Participation Agreement for
              American Enterprise Life Insurance Company.

              (d) Participation Agreement for Connecticut General Life Insurance Company and amendment dated August 30, 1996 - Previously filed with Post-Effective Amendment No. 3.

              (e) Participation Agreement for IL Annuity and Insurance Company- Previously filed with Post-Effective Amendment No. 2.

              (f) Participation Agreement for Connecticut General Life Insurance Company (Separate Account T3)-Previously filed with Post-Effective Amendment No. 2.

              (g)  Fund Participation Agreement for CIGNA Life
              Insurance Company dated September 5, 1996 - Previously filed with Post-Effective Amendment No. 3.

              (h) Amendment to Fund Participation Agreement for
              Connecticut General Life Insurance Company dated 4/23/97
              - Previously filed with Post-Effective Amendment No. 5.

              (i) Participation Agreement for Providentmutual Life dated 9/16/94 - Previously file with Post-Effective
              Amendment No. 5.

              (j) Participation Agreement for PRUCO Life Insurance Company of Arizona dated 7/1/96 - Previously filed with Post-Effective Amendment No. 5.

              (k) Participation Agreement for PRUCO Life Insurance Company of New Jersey dated 1/1/97 - Previously filed with Post-Effective Amendment No. 5.

              (l) Participation Agreement for Prudential Insurance of America - Previously filed with Post-Effective Amendment No. 5.

              (m) Participation Agreement for MONY Life Insurance
              Company of America and The Mutual Life Insurance Company of New York dated as of September 16, 1994.

              (n) Participation Agreement for ReliaStar Life Insurance Company dated August 8, 1997.

              (o) Participation Agreement for ReliaStar Bankers
              Security Life Insurance Company dated August 8, 1997

              (p) Participation Agreement for Northern Life Insurance Company dated August 8, 1997.

              (q) Participation Agreement for American Centurion Life Insurance Assurance Company.

         (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable - Previously filed with Post-Effective Amendment No. 3.

         (11) Consent of Independent Accountants.

         (12) Not Applicable.

         (13) Agreement relating to initial capital - Previously filed with Post-Effective Amendment No. 3.

         (14) Not Applicable.

         (15) Not Applicable.

         (16) Schedule showing computation of performance quotations provided in response to Item 22 - Previously filed with Post-Effective Amendment No. 3.

         (17) Financial Data Schedules - Previously filed with
              Post-Effective Amendment No. 3.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         No person is presently controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES
                                                 Number of Record
                                                 Holders as of
         Title of Class                          October 31, 1997
         --------------
         SHARES OF BENEFICIAL INTEREST

         Equity Portfolio. . . . . . . . . . . . . . . . 11
         Managed Portfolio . . . . . . . . . . . . . . . 23
         Money Market Portfolio. . . . . . . . . . . . . 22
         Small Cap Portfolio . . . . . . . . . . . . . . .3
         Global Equity Portfolio . . . . . . . . . . . . 10
         U.S. Government Income Portfolio. . . . . . . . .5

ITEM 27. INDEMNIFICATION

              Pursuant to Article V, Sec. 5.3 of the Registrant's Declaration of Trust, the Trustees shall provide for indemnification by the Trust of any present or former trustee, officer or agent in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being, or having been, a trustee, officer or agent of the Trust. The Trust By-Laws provide that, in other than derivative or shareholder suits, trustees, officers and/or agents will be indemnified against expenses of actions or omissions if the actions or omissions complained of were in good faith and reasonably believed to be in and not opposed to the best interests of the Trust, or, if a criminal action, the accused had no cause to believe his conduct was unlawful.

              In derivative and shareholder actions, such trustee, officer and/or agent shall be indemnified against expenses except where liability arises by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940. Either Trustees not a party to the action, shareholders or independent legal counsel by written opinion may, in appropriate circumstances, decide questions of indemnification under the By-Laws.

              The Trust may purchase insurance insuring its officers and trustees against certain liabilities in their capacity as such, and insuring the Trust against any payments which it is obligated to make to such persons under any foregoing indemnification provisions.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         See "Management of the Fund" in the Prospectus and "Investment Management and Other Services" in the Additional Statement regarding the business of the investment adviser. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the investment adviser.



 Name & Current Position with OpCap Advisors     Other Business and Connections During the Past
 -------------------------------------------     Two Years

 Thomas E. Duggan, General Counsel & Secretary   Managing Director and General Counsel of
                                                 Oppenheimer Capital; General Counsel and Secretary
                                                 of Oppenheimer Capital Limited and OCC
                                                 Distributors.

 Bernard H. Garil, President                     Director of Oppenheimer Capital Trust Company.

 Joseph M. La Motta, Chairman                    Chairman Emeritus of Oppenheimer Capital; General

                                                                C - 5

                                                 Partner of Oppenheimer & Co., L.P.; Director of
                                                 Oppenheimer Capital Trust Company; Director and
                                                 President of Oppenheimer Capital Limited; Chairman of
                                                 OCC Distributors.

 Sheldon M. Siegel, Treasurer and Chief          Managing Director/Treasurer/Chief Financial Officer
 Financial Officer                               of Oppenheimer Capital; Director of Oppenheimer
                                                 Capital Trust Company; Treasurer and Chief
                                                 Financial Officer of Oppenheimer Capital Limited
                                                 and OCC Distributors


   The address of OpCap Advisors is 200 Liberty Street, New York, New York
10281.

ITEM 29. PRINCIPAL UNDERWRITER

         (a) OCC Distributors acts as principal underwriter for the Registrant and, OCC Cash Reserves, Inc.

         (b) Set forth below is certain information pertaining to the partners and officers of OCC Distributors, Registrant's Principal Underwriter; the Principal Business Address of EACH IS ONE WORLD FINANCIAL CENTER, NEW YORK, NEW YORK, 10281 EXCEPT FOR THOMSON ADVISORY GROUP, INC. WHOSE PRINCIPAL BUSINESS ADDRESS IS METRO CENTER, ONE STATION PLACE, STAMFORD, CT 06902:

                         Positions and Offices       Positions and Offices
 Name                    with Underwriter            with Registrant
 ----                    ----------------            ---------------

 Oppenheimer Capital     General Partner             None

 Thomson Advisory Group  General Partner             None
 Inc.

 Peter Muratore          President                   None

 Sheldon Siegel          Treasurer                   Treasurer

 Thomas E. Duggan        Secretary                   None

         (c)  Not applicable.

ITEM 30. LOCATION OF REQUIRED RECORDS -- RULE 31a-1
         (Except those maintained by Custodian and Transfer Agent)

         OpCap Advisors
         One World Financial Center
         New York, NY  10281

ITEM 31. MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. UNDERTAKINGS

         (a)  Not applicable.

         (b)  Not applicable.

         (c) Registrant hereby undertakes to assist shareholder communication in accordance with the provisions of
              Section 16 of the Investment Company Act of 1940 and to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest.

         (d) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge, if the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereto duly authorized in the City of New York, and State of New York on the 14th day of November, 1997.

                            OCC ACCUMULATION TRUST

                                    s/Joseph M. La Motta
                                   -----------------------------
                                  Joseph M. La Motta, President

Attest:

 s/Deborah Kaback
-------------------------
Deborah Kaback, Secretary


    Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the date indicated:

                            OCC ACCUMULATION TRUST


 Date


 s/Joseph M. La Motta                                         November 14, 1997
-----------------------------------------
Joseph M. La Motta, President, Trustee

 s/Paul Y. Clinton                                            November 14, 1997
-----------------------------------------
Paul Y. Clinton, Trustee

 s/Thomas W. Courtney                                         November 14, 1997
-----------------------------------------
Thomas W. Courtney, Trustee

 s/Lacy B. Herrmann                                           November 14, 1997
-----------------------------------------
Lacy B. Herrmann, Trustee

 s/George Loft                                                November 14, 1997
-----------------------------------------
George Loft, Trustee

 s/Deborah Kaback                                             November 14, 1997
-----------------------------------------
Deborah Kaback, Secretary

 s/Sheldon Siegel                                             November 14, 1997
-----------------------------------------
Sheldon Siegel, Treasurer

                            OCC ACCUMULATION TRUST

                               INDEX TO EXHIBITS



Exhibit No.
-----------

(5) Investment Advisory Agreement

(6) Distribution Agreement

9   (c)  Amendment No. 1 to Participation Agreement for American
         Enterprise Life Insurance Company.

9   (m)  Participation Agreement for MONY Life Insurance Company and
         The Mutual Life Insurance Company of New York dated as of September 16, 1994.

9   (n)  Participation Agreement for ReliaStar Life Insurance Company
         dated August 8. 1997.

9   (o)  Participation Agreement for ReliaStar Bankers Security Life
         Insurance Company dated August 8, 1997.

9   (p)  Participation Agreement for Northern Life Insurance Company
         dated August 8, 1997

9   (q)  Participation Agreement for American Centurion Life Assurance
         Company.

(11)     Consent of independent accountants